UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2676

Fidelity School Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2010

Item 1. Reports to Stockholders

Fidelity®
Intermediate Municipal Income
Fund

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Class A	.70%
Actual		$ 1,000.00	$ 1,025.50	$ 3.52
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51
Class T	.66%
Actual		$ 1,000.00	$ 1,025.70	$ 3.31
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31
Class B	1.33%
Actual		$ 1,000.00	$ 1,022.30	$ 6.67
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 6.66
Class C	1.45%
Actual		$ 1,000.00	$ 1,021.70	$ 7.27
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Intermediate Municipal Income	.40%
Actual		$ 1,000.00	$ 1,028.10	$ 2.01
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.47%
Actual		$ 1,000.00	$ 1,026.70	$ 2.36
HypotheticalA		$ 1,000.00	$ 1,022.46	$ 2.36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
New York	12.7	14.2
California	12.0	14.0
Texas	11.3	12.2
Illinois	9.5	9.2
Florida	6.7	6.9
Top Five Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.7	36.7
Health Care	13.0	12.9
Special Tax	11.1	11.8
Electric Utilities	8.6	8.5
Escrowed/Pre-Refunded	8.5	9.5
Weighted Average Maturity as of June 30, 2010
		6 months ago
Years	5.4	5.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2010
6 months ago
Years	5.0	5.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2010	As of December 31, 2009
AAA 12.4%	AAA 11.6%
AA,A 71.7%	AA,A 69.8%
BBB 5.1%	BBB 10.9%
BB and Below 0.2%	BB and Below 0.3%
Not Rated 1.9%	Not Rated 3.0%
Short-Term Investments and Net Other Assets 8.7%	Short-Term Investments and Net Other Assets 4.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 91.3%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. (Ascension Health Subordinate Cr. Group Proj.):
Series 2005 A1, 5% 6/1/12	$ 2,000	$ 2,141
Series 2005 A2, 5% 6/1/12	1,500	1,605
Auburn Univ. Gen. Fee Rev. Series 2001 A, 5.5% 6/1/12 (Pre-Refunded to 6/1/11 @ 100) (f)	2,125	2,224
Health Care Auth. for Baptist Health:
Series 2006 D, 5% 11/15/10	1,295	1,305
Series 2009 A, 6.125%, tender 5/15/12 (b)	6,000	6,294
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	1,887
5.5% 1/1/22	2,300	2,059
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (b)	5,000	5,214
		22,729
Alaska - 0.1%
Alaska Student Ln. Corp. Student Ln. Rev. Series 2000 A, 5.8% 7/1/12 (Pre-Refunded to 7/1/10 @ 100) (e)(f)	2,935	2,935
Arizona - 1.7%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,850
5% 10/1/17 (FSA Insured)	10,000	11,168
5% 10/1/18 (FSA Insured)	2,500	2,791
5.25% 10/1/20 (FSA Insured)	6,695	7,478
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A:
5% 1/1/11	1,000	1,023
5% 1/1/12	1,200	1,260
Series 2008 D:
5.5% 1/1/38	6,300	6,451
6% 1/1/27	1,400	1,522
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	16,601
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,469
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	6,700	7,184
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	2,600	2,639
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5.25% 7/1/11 (e)	$ 2,250	$ 2,332
5.5% 7/1/12 (e)	2,450	2,612
5.5% 7/1/13 (e)	1,005	1,085
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,090	1,168
Series 2009 A:
5% 7/1/14	1,500	1,697
5% 7/1/18	7,665	8,793
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2008 A, 5% 9/1/10	1,000	1,005
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,345	1,376
Yuma Muni. Property Corp. Rev. Series 2001, 5% 7/1/12 (AMBAC Insured)	1,100	1,100
		89,604
California - 12.0%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,864
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	5,591
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.25% 5/1/12	4,000	4,331
5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 101) (f)	2,600	2,866
California Econ. Recovery:
Series 2004 A:
5% 7/1/15	4,775	5,278
5.25% 7/1/12	1,210	1,312
5.25% 7/1/13	7,000	7,768
5.25% 7/1/14	9,400	10,627
Series 2008 A, 5% 1/1/11	4,200	4,291
Series 2009 A:
5% 7/1/15	8,990	9,938
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (f)	6,210	7,149
5.25% 1/1/11	75	77
5.25% 1/1/11 (Escrowed to Maturity) (f)	625	640
5.25% 7/1/13 (Escrowed to Maturity) (f)	5,000	5,665
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,882
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Econ. Recovery: - continued
Series 2009 A:
5.25% 7/1/14	$ 10,245	$ 11,582
5.25% 7/1/14 (Escrowed to Maturity) (f)	2,995	3,477
Series A, 5% 7/1/18	4,500	5,067
Series B, 5%, tender 7/1/14 (b)	6,840	7,570
California Edl. Facilities Auth. Rev. (Stanford Univ. Proj.) Series T5, 5% 3/15/23	4,500	5,339
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	86
5% 2/1/11	90	92
5% 10/1/13	1,550	1,714
5% 3/1/15	2,415	2,689
5% 8/1/16	6,070	6,735
5% 3/1/19	1,470	1,591
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,922
5% 3/1/26	2,200	2,223
5% 6/1/27 (AMBAC Insured)	1,800	1,823
5.125% 11/1/24	1,900	1,962
5.125% 2/1/26	1,200	1,227
5.25% 2/1/11	1,650	1,691
5.25% 3/1/12	2,210	2,362
5.25% 2/1/15	5,000	5,463
5.25% 2/1/16	8,500	9,207
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,605	1,627
5.25% 2/1/28	3,400	3,434
5.25% 2/1/33	6,100	6,084
5.25% 12/1/33	110	110
5.25% 12/1/33 (Pre-Refunded to 6/1/14 @ 100) (f)	6,670	7,708
5.25% 4/1/34	30	30
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (f)	6,570	7,578
5.5% 3/1/11	8,500	8,753
5.5% 4/1/13	1,400	1,550
5.5% 4/1/13 (AMBAC Insured)	1,000	1,107
5.5% 8/1/29	13,900	14,422
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	1,285	1,494
5.5% 8/1/30	10,000	10,328
5.5% 11/1/33	21,355	21,598
6% 3/1/33	11,100	11,879
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
6% 4/1/38	$ 3,600	$ 3,813
6% 11/1/39	35,800	38,000
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/11	1,500	1,541
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	3,000	3,265
Series 2008 L, 5.125% 7/1/22	3,800	3,920
Series 2009 D, 5%, tender 7/1/14 (b)	4,100	4,470
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,601
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	5,400	6,018
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	5,900	6,462
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (b)	9,000	9,204
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	11,686	7,838
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (b)	10,000	10,037
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (b)(e)	3,400	3,544
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,096
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (FGIC Insured)	3,405	3,718
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	6,043
Series 2005 K, 5% 11/1/16	7,195	7,635
Series 2006 F, 5% 11/1/14 (FGIC Insured)	5,000	5,404
Series 2009 G1:
5.25% 10/1/17	15,275	16,473
5.75% 10/1/30	2,100	2,130
Series 2009 I, 6.125% 11/1/29	1,300	1,370
Series 2010 A, 5.75% 3/1/30	4,100	4,130
California State Univ. Rev.:
Series 2009 A:
5.75% 11/1/25	5,000	5,645
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California State Univ. Rev.: - continued
Series 2009 A:
5.75% 11/1/28	$ 5,000	$ 5,493
5% 11/1/14 (FSA Insured)	1,000	1,140
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (b)	4,900	5,085
(Kaiser Permanente Health Sys. Proj.) Series 2004 I, 3.45%, tender 5/1/11 (b)	4,000	4,094
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	2,865	3,110
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	672
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,290	2,468
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,770	7,770
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,026
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,487
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,721
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,012
5.75% 1/15/40	1,600	1,522
5.875% 1/15/27	1,000	997
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	2,000	2,323
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	3,000	3,377
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	4,000	4,443
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,452
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2009 B, 5% 7/1/18	20,735	24,092
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. Arpt. Rev. Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,500	$ 2,632
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	1,500	1,595
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.):
5% 1/1/11 (FSA Insured) (e)	1,740	1,755
5% 1/1/12 (FSA Insured) (e)	1,835	1,903
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	14,900	16,449
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,431
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (f)	635	664
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (b)	3,600	3,855
North City West School Facilities Fing. Auth. Spl. Tax Series 2006 C, 5% 9/1/12 (AMBAC Insured)	2,140	2,239
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,309
5% 7/1/20	2,000	2,181
5% 7/1/21	1,500	1,615
5% 7/1/22	2,250	2,387
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,579
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/21	2,250	2,577
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	965	995
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,420	3,642
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	5,000	4,486
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	793
5.25% 7/1/21	700	792
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,000	5,586
6.5% 8/1/28	2,750	3,191
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	8,854
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.): - continued
Series 2009 A:
5.25% 8/1/26	$ 2,200	$ 2,190
Series 2009 B, 5% 8/1/18	7,355	7,739
San Diego County Ctfs. of Prtn. 5.25% 10/1/10	1,620	1,633
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/21	3,240	3,613
5% 5/15/22	2,000	2,206
Series 2009 B, 5% 5/15/12	500	538
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,395	1,467
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,363
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,620	3,332
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	5,276
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,165
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	1,700	1,774
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (b)	1,965	1,927
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	10,999
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	821
Univ. of California Revs. Series 2007 K:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,387
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,880	7,767
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	4,400	4,726
		618,882
Colorado - 1.3%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (f)	5,000	4,909
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,078
5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,468
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (f)	11,100	6,943
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/12	2,070	2,237
5% 11/15/12 (Escrowed to Maturity) (f)	120	132
5% 11/15/14	1,105	1,233
5% 11/15/14 (Escrowed to Maturity) (f)	60	69
Series 2006 F:
5% 11/15/13	395	436
5% 11/15/13 (Escrowed to Maturity) (f)	890	1,005
5% 11/15/14	420	469
5% 11/15/14 (Escrowed to Maturity) (f)	935	1,076
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,058
(Volunteers of America Care Proj.) Series 2007 A:
5% 7/1/11	645	647
5% 7/1/12	675	675
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (f)	2,550	2,781
Series 2008 C4, 4%, tender 11/12/15 (b)	5,800	6,140
Dawson Ridge Metropolitan District #1 Series 1992 A:
0% 10/1/17 (Escrowed to Maturity) (f)	3,475	2,780
0% 10/1/22 (Escrowed to Maturity) (f)	25,700	15,944
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	6,020	6,379
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,413
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100) (f)	1,000	1,190
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Douglas and Elbert Counties School District #RE1 Series 2004: - continued
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100) (f)	$ 1,000	$ 1,190
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,038
		64,290
Connecticut - 0.6%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	5,600	6,377
Series 2009 1:
5% 2/1/14	10,000	11,223
5% 2/1/15	10,000	11,365
Hartford Gen. Oblig. Series A:
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,020	1,110
5% 8/15/13 (Assured Guaranty Corp. Insured)	2,070	2,301
		32,376
District Of Columbia - 0.5%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,082
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,400	3,298
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C:
4% 8/15/10 (FSA Insured)	1,200	1,204
4% 8/15/11 (FSA Insured)	1,050	1,073
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A:
5% 4/1/12	2,550	2,688
5% 4/1/14	2,000	2,171
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,418
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 1998 B, 5.25% 10/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	2,780	2,801
		23,735
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - 6.5%
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,067
Series 2007 A, 5% 7/1/16 (FGIC Insured)	2,180	2,347
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,280
5% 3/1/11 (Berkshire Hathaway Assurance Corp. Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	15,313
5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,169
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,495
Clearwater Wtr. and Swr. Rev. Series 2009 B:
5% 12/1/10	2,485	2,526
5% 12/1/11	2,695	2,836
5% 12/1/12	3,880	4,248
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,863
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,277
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2005 A, 5% 6/1/13	19,705	21,906
Series 2009 D, 5% 6/1/21	2,780	3,128
Series A, 5.5% 6/1/38	1,800	1,952
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,869
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,828
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.):
Series 2003 A, 5% 7/1/33	700	723
Series 2008 A, 5.375% 7/1/28	3,375	3,679
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2006 A, 5% 7/1/10	5,000	5,000
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	2,800	2,843
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (f)	6,500	7,011
Series 2002, 3.95%, tender 9/1/12 (b)	8,750	9,162
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (f)	5,000	5,694
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series B:
5% 11/15/17	$ 1,050	$ 1,120
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100) (f)	150	173
Series G:
5% 11/15/12	965	1,039
5% 11/15/12 (Escrowed to Maturity) (f)	35	38
5% 11/15/13	1,545	1,694
5% 11/15/13 (Escrowed to Maturity) (f)	55	62
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 I:
5% 11/15/17	2,600	2,832
5% 11/15/18	2,000	2,139
Series 2008 A, 6.1%, tender 11/14/13 (b)	9,000	10,188
Series 2008 B, 6% 11/15/37	12,000	12,878
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,865
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32	3,600	4,118
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29	1,940	1,841
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (b)	2,000	2,101
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,056
5% 9/1/22	2,270	2,520
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	8,803
5% 10/1/14	7,000	7,811
Jacksonville Sales Tax Rev. Series 2008:
4% 10/1/10	2,985	3,011
4% 10/1/11	2,105	2,187
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,053
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) Series 2006:
5% 11/15/12	1,340	1,409
5% 11/15/14	2,485	2,667
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	$ 3,655	$ 3,769
5.25% 6/1/24	3,850	3,962
5.25% 6/1/25	4,050	4,148
Miami Health Facilities Auth. Sys. Rev. Series 2003 C, 5.125% 11/15/24	600	612
Miami-Dade County Aviation Rev. Series 2010 A, 5.375% 10/1/41	4,700	4,753
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	4,140	4,388
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,351
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	2,500	2,607
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	7,480
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2003 B, 5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,400	1,437
Series 2006 C, 5% 10/1/10 (AMBAC Insured)	2,215	2,235
Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,966
5% 8/1/15 (AMBAC Insured)	5,990	6,529
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A:
5.25% 10/1/18 (FSA Insured)	8,000	9,129
5.25% 10/1/20 (FSA Insured)	5,000	5,646
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	7,734
5.75% 10/1/43	1,850	1,870
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	4,715
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (f)	3,260	3,620
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,715
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. Rev.: - continued
(Orlando Reg'l. Health Care Sys. Proj.):
Series 2008 A:
5% 11/1/12 (FSA Insured)	$ 1,850	$ 1,968
5% 11/1/14 (FSA Insured)	1,825	1,985
Orange County School Board Ctfs. of Prtn. Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,215	2,091
Palm Beach County School Board Ctfs. of Prtn. Series 2002 D, 5.25% 8/1/14 (FSA Insured)	3,535	3,770
Palm Beach County Solid Waste Auth. Rev. Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	17,686
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (b)	5,200	5,446
Reedy Creek Impt. District Utils. Rev. Series 2003-2, 5.25% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,125	16,322
Saint Lucie County School Board Ctfs. of Prtn. Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,499
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,101
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,776
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,475
		333,606
Georgia - 3.2%
Atlanta Arpt. Rev.:
Series 2004 A, 5.375% 1/1/12 (FSA Insured) (e)	4,000	4,203
Series 2004 F, 5.25% 1/1/13 (FSA Insured) (e)	1,200	1,287
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 5% 11/1/14	5,000	5,455
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	3,570	3,689
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Fifth Series 1994, 2.3%, tender 4/1/14 (b)	8,400	8,432
(Oglethorpe Pwr. Corp. Proj.) Series 2008 D, 6.75%, tender 4/1/12 (b)	11,300	12,300
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Cobb County Dev. Auth. Solid Waste Disp. Rev. (Georgia Waste Mgmt. Proj.) Series 2004 A, 1.25%, tender 10/1/10 (b)(e)	$ 4,225	$ 4,225
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	7,015	4,608
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,343
5% 11/1/18	6,000	6,626
5% 11/1/19	3,000	3,295
Georgia Gen. Oblig. Series 2002 B, 5% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (f)	9,500	10,291
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025	4,176
Series 2005 V:
6.6% 1/1/18 (f)	35	41
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,822
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	12,365	13,383
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A:
5% 9/15/12	565	588
5% 9/15/14	715	747
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	8,800	9,458
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 4.5%, tender 4/1/11 (b)	6,800	6,987
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	9,000	9,231
Muni. Elec. Auth. of Georgia (Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,565
5.25% 1/1/20	1,625	1,860
Series 2008 D, 5.75% 1/1/19	11,500	13,446
Series 2009 B, 5% 1/1/16	2,500	2,798
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/12	1,350	1,440
5% 10/1/13	1,450	1,571
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	$ 12,100	$ 7,948
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	11,111
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	1,645	1,081
		164,007
Hawaii - 1.2%
Hawaii Arpts. Sys. Rev.:
Series 2000 B, 8% 7/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,700	3,700
Series 2010 B, 5% 7/1/15 (e)	4,995	5,464
Hawaii Gen. Oblig.:
Series 2009 DQ, 5% 6/1/18	13,460	15,723
Series 2009 DR, 5% 6/1/19	15,755	18,402
Series DR:
5% 6/1/18	3,655	4,269
5% 6/1/18 (Escrowed to Maturity) (f)	2,130	2,518
Series DY:
5% 2/1/19	5,000	5,837
5% 2/1/20	5,500	6,399
		62,312
Idaho - 0.1%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	2,963
6.75% 11/1/37	2,600	2,862
		5,825
Illinois - 9.5%
Adams County School District #172 Series 2002 B, 5.5% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,575	2,691
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	976
Series 1998 B1, 0% 12/1/10 (FGIC Insured)	3,405	3,397
Series 1999 A:
0% 12/1/11 (FGIC Insured)	4,600	4,513
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	804
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Board of Ed.: - continued
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	$ 2,635	$ 2,921
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,529
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,633
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,450
(Neighborhoods Alive 21 Prog.) Series 2003:
5% 1/1/33 (AMBAC Insured)	960	967
5% 1/1/33 (Pre-Refunded to 1/1/14 @ 100) (f)	640	724
Series 1995 A2:
6% 1/1/11 (AMBAC Insured)	815	837
6% 1/1/11 (AMBAC Insured) (Escrowed to Maturity) (f)	540	555
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	775	792
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	393
Series 2003 C, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	395	401
Series 2004 A:
5% 1/1/34 (FSA Insured)	5,350	5,428
5% 1/1/34 (Pre-Refunded to 1/1/14 @ 100) (f)	5,355	6,058
5.25% 1/1/29 (FSA Insured)	190	197
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (f)	910	1,037
Series 2006 A, 5% 1/1/23	10,975	11,605
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (f)	4,700	5,064
Chicago Midway Arpt. Rev. Series 1996 B, 6.125% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	2,740	2,747
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (e)	7,375	7,465
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,045
Series 2010 D:
5.25% 1/1/18 (e)	750	801
5.25% 1/1/19 (e)	5,125	5,438
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,164
Chicago Park District:
Series 2003 A, 5.25% 1/1/21	1,765	1,873
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Park District: - continued
Series A, 5.5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 370	$ 376
Chicago Sales Tax Rev. Series 1998:
5.5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,355
5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,758
Chicago Spl. Trans. Rev. Series 2001:
5.5% 1/1/12 (Escrowed to Maturity) (f)	1,470	1,519
5.5% 1/1/17 (Pre-Refunded to 7/1/12 @ 100) (f)	1,000	1,033
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/19	4,450	4,707
Series 2008 A:
5.25% 6/1/22 (Assured Guaranty Corp. Insured)	2,800	2,961
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,784
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A:
5% 6/1/11 (Escrowed to Maturity) (f)	3,040	3,168
5% 6/1/12	3,645	3,854
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	6,090
Series 2008, 5.25% 11/1/33	5,200	5,438
Cook County Cmnty. Consolidated School District #21, Wheeling:
Series 2000, 0% 12/1/18 (Escrowed to Maturity) (f)	3,900	2,979
Series 2001, 0% 12/1/13 (Escrowed to Maturity) (f)	2,500	2,363
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	3,259
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,170
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600	634
Series 2009 D, 5% 11/15/17	3,250	3,667
Series 2010 A, 5.25% 11/15/24	17,925	19,426
Cook County High School District #201 J. Sterling Morton Tpk. Series 2000, 0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,275	4,155
Cook County Thorton Township High School District #205 Series 2008:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,000	1,054
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Thorton Township High School District #205 Series 2008: - continued
5% 12/1/12 (Assured Guaranty Corp. Insured)	$ 2,735	$ 2,963
5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,910
Des Plaines Pub. Library District:
5.25% 1/1/21	1,290	1,452
5.25% 1/1/22	1,000	1,114
5.25% 1/1/23	1,000	1,105
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,160
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 3.5%, tender 5/1/13 (b)(e)	6,320	6,320
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/24	3,255	3,497
5.5% 5/1/13 (FGIC Insured)	1,000	1,106
Hodgkins Tax Increment Rev. Series 2005, 5% 1/1/12	1,095	1,128
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,321
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (f)	28,900	17,121
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,670
Illinois Edl. Facilities Auth. Revs. (Northwestern Univ. Proj.) Series 2003, 5% 12/1/38	645	661
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (b)	1,400	1,428
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,709
5.25% 10/1/14	2,290	2,432
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 A3, 3.875%, tender 5/1/12 (b)	4,000	4,153
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	2,600	2,891
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	5,000	4,902
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,107
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,324
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/47 (Assured Guaranty Corp. Insured)	$ 5,000	$ 5,046
(DePaul Univ. Proj.):
Series 2005 A:
5% 10/1/10	1,235	1,246
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,998
Series 2005 B, 3.5%, tender 4/1/11 (XL Cap. Assurance, Inc. Insured) (b)	3,495	3,533
(Memorial Health Sys. Proj.) Series 2009, 5.25% 4/1/20	1,650	1,745
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,800	7,094
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	8,936
5% 5/15/19	3,940	4,150
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,169
6.25% 5/1/21	6,395	6,804
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	785	830
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,189
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,420
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	4,987
Illinois Gen. Oblig.:
(Illinois FIRST Proj.) Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,065
First Series, 5.5% 8/1/10	1,400	1,405
Series 2002:
5.25% 12/1/17 (FSA Insured)	1,000	1,072
5.375% 7/1/15 (Pre-Refunded to 7/1/12 @ 100) (f)	1,300	1,425
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,463
5.5% 4/1/16 (Pre-Refunded to 4/1/12 @ 100) (f)	1,000	1,087
5.5% 2/1/18 (Pre-Refunded to 2/1/12 @ 100) (f)	1,000	1,079
Series 2005, 5% 4/1/13 (AMBAC Insured)	7,600	8,139
Series 2007 B, 5% 1/1/15	1,150	1,256
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2010:
2% 1/1/11	$ 25,300	$ 25,416
5% 1/1/21 (FSA Insured)	10,000	10,573
Illinois Health Facilities Auth. Rev.:
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,649
(Riverside Health Sys. Proj.) Series 2000, 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (f)	2,755	2,845
Illinois Sales Tax Rev.:
Series 2000, 6% 6/15/20	1,600	1,606
Series 2010:
5% 6/15/15	1,200	1,334
5% 6/15/16	10,000	11,069
Series W, 5% 6/15/13	3,430	3,440
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100) (f)	2,300	2,689
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100) (f)	31,840	37,223
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	4,133
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (f)	1,500	1,743
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,179
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	3,212
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (f)	860	767
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	1,887
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,229
Lake County Cmnty. Unit School District #60 Waukegan:
Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,235
0% 12/1/14 (FSA Insured)	5,180	4,649
0% 12/1/15 (FSA Insured)	3,810	3,258
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Cmnty. Unit School District #60 Waukegan: - continued
Series D, 0% 12/1/10 (FSA Insured)	$ 3,380	$ 3,363
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,616
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	2,343
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 1992 A:
0% 6/15/11 (Escrowed to Maturity) (f)	7,780	7,722
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,450	2,754
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,240	2,436
0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	869
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	1,883
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,021
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,100	7,281
Series 2002 A, 0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,535	5,805
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/12	2,235	2,321
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,075
5% 10/1/19	1,475	1,556
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,300	1,346
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,670	2,923
0% 4/1/14	3,500	3,193
Will County Cmnty. Unit School District #365-U:
Series 2002:
0% 11/1/14 (FSA Insured)	2,800	2,517
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365-U: - continued
Series 2002:
0% 11/1/16 (FSA Insured)	$ 4,000	$ 3,240
0% 11/1/17 (FSA Insured)	1,300	987
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	882
		489,136
Indiana - 2.4%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	1,099
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,273
5% 1/10/14 (FSA Insured)	1,180	1,326
5% 7/10/14 (FSA Insured)	1,215	1,376
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (FSA Insured)	1,405	1,507
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	5,029
East Allen Woodlan School Bldg. Corp. Series 2005:
5% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,030	1,052
5% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,295	1,376
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,867
GCS School Bldg. Corp. One Series 2004, 5.5% 7/15/12 (FSA Insured)	1,280	1,398
Goshen Multi-School Bldg. Corp. Series 2005, 5% 1/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,922
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,163
5.25% 7/15/16 (FSA Insured)	2,095	2,428
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	11,380	13,378
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (b)(e)	1,650	1,679
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,352
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	$ 2,220	$ 2,411
5% 12/1/17	855	926
Series 2010 A, 5% 2/1/17	3,700	4,296
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	7,800	8,254
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A4, 5% 6/1/12	2,750	2,943
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,160
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,374
0% 12/1/17 (AMBAC Insured)	1,470	1,138
0% 6/1/18 (AMBAC Insured)	1,740	1,321
Indianapolis Local Pub. Impt. Bond Bank:
(Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (e)	1,110	1,187
(Wtrwks. Proj.) Series 2007 L, 5.25% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,665
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,187
Lawrenceburg School Bldg. Corp. Series 2002, 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (f)	1,090	1,197
Michigan City School Bldg. Corp. Series 2004, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,210	2,341
Petersburg Poll. Cont. Rev. Series 1991, 5.75% 8/1/21	9,000	9,297
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (f)	1,530	1,791
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (f)	1,310	1,534
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/21	1,000	1,145
5% 7/1/22	1,000	1,135
Rockport Poll. Cont. Rev.:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (b)	2,000	2,046
(Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (b)	3,500	3,949
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Rockport Poll. Cont. Rev.: - continued
(Indiana Michigan Pwr. Co. Proj.):
Series 2009 B, 6.25%, tender 6/2/14 (b)	$ 5,000	$ 5,642
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) Series 2009, 5% 3/1/36	5,000	5,327
Univ. of Southern Indiana Rev. Series J:
5% 10/1/11 (Assured Guaranty Corp. Insured)	1,700	1,777
5% 10/1/12 (Assured Guaranty Corp. Insured)	1,790	1,929
5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	2,074
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,661
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,509
Westfield Washington Multi-School Bldg. Corp. Series 2005 A, 5% 1/15/12 (FSA Insured)	1,005	1,062
		122,503
Iowa - 0.2%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,845
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11 (Escrowed to Maturity) (f)	4,800	4,907
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	2,540	2,672
		9,424
Kansas - 0.5%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	317
Kansas Dev. Fin. Auth. Rev. Series 2002 II:
5.5% 11/1/19	1,000	1,079
5.5% 11/1/20	1,000	1,078
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (b)	2,000	2,067
Overland Park Dev. Corp. Rev. (Overland Park Convention Ctr. Hotel Proj.) Series 2000 A, 7.375% 1/1/32 (Pre-Refunded to 1/1/11 @ 101) (f)	14,675	15,311
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	$ 1,430	$ 1,599
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17	5,000	5,449
		26,900
Kentucky - 0.8%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,468
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,408
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,134
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	8,021
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	13,618
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2003 C, 5.5% 7/1/12 (FSA Insured) (e)	2,250	2,389
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (b)	9,000	10,055
		43,093
Louisiana - 0.4%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,058
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (f)	2,700	2,831
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,364
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	1,050	1,114
(Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,289
5% 7/1/15	2,740	2,950
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,973
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
New Orleans Gen. Oblig.: - continued
Series 2005:
5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,740	$ 1,787
0% 9/1/13 (AMBAC Insured)	1,400	1,247
		22,613
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,626
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (f)	1,810	1,828
Series 2007:
5.25% 7/1/27 (AMBAC Insured)	2,065	2,224
5.25% 7/1/32 (AMBAC Insured)	2,080	2,203
6% 7/1/38	1,800	2,028
		12,909
Maryland - 1.2%
Maryland Gen. Oblig.:
(State & Local Facilities Ln. Prog.) Second Series 2009 B, 5% 8/15/21	15,545	18,087
Second Series B, 5% 8/15/20	18,180	21,312
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (b)	2,625	2,856
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	1,300	1,349
(Univ. of Maryland Med. Sys. Proj.):
Series 2005:
4% 7/1/10 (AMBAC Insured)	1,275	1,275
4% 7/1/11 (AMBAC Insured)	1,000	1,026
Series 2008 F:
4% 7/1/11	2,000	2,053
5% 7/1/12	1,000	1,060
5% 7/1/17	1,190	1,294
5% 7/1/18	2,500	2,700
Series 2010, 5.125% 7/1/39	3,600	3,658
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,980	2,200
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	$ 535	$ 592
5% 4/1/16	1,665	1,878
		61,340
Massachusetts - 2.7%
Braintree Gen. Oblig. Series 2009:
5% 5/15/20	2,570	2,912
5% 5/15/21	6,885	7,749
Lynn Gen. Oblig. 5% 12/1/11	2,060	2,180
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	570	592
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2000 A, 5.75% 7/1/18	260	260
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A:
5% 1/1/12	715	749
5% 1/1/13	750	801
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
5% 7/1/18	1,250	1,442
5% 7/1/19	1,150	1,334
5% 7/1/20	1,245	1,423
5% 7/1/21	1,840	2,085
Series Q2:
5% 7/1/18	1,650	1,903
5% 7/1/19	1,635	1,890
5% 7/1/20	1,780	2,034
5% 7/1/21	1,935	2,192
(Massachusetts Biomedical Research Corp. Proj.) Series C:
6.375% 8/1/14	1,315	1,332
6.375% 8/1/15	2,460	2,491
6.375% 8/1/16	2,570	2,602
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (b)(e)	3,000	3,186
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,095
5.75% 6/15/13	3,000	3,065
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.:
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (f)	$ 11,400	$ 12,470
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (f)	2,000	2,199
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (f)	1,800	2,023
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (f)	5,900	6,678
Series 2007 B, 5% 11/1/15	7,000	8,085
Series 2007 C:
5.25% 8/1/22	3,300	3,767
5.25% 8/1/23	1,600	1,814
5.25% 8/1/24	4,000	4,502
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (b)	1,300	1,338
(Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (b)	2,045	2,198
5%, tender 7/1/15 (b)	7,000	7,540
(CareGroup, Inc. Proj.):
Series 2008 E1:
5.125% 7/1/33	2,000	1,996
5.125% 7/1/38	1,500	1,466
Series 2008 E2:
5% 7/1/10	3,825	3,825
5% 7/1/11	3,000	3,107
5% 7/1/12	2,075	2,198
(Northeastern Univ. Proj.):
Series 2008 T2, 4.1%, tender 4/19/12 (b)	1,800	1,886
Series 2009 T1, 4.125%, tender 2/16/12 (b)	2,900	3,027
(Partners HealthCare Sys. Proj.) Series 2009 I3, 5% 7/1/20	7,500	8,108
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3, 5% 7/1/21	4,700	5,026
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (e)	1,000	999
5.5% 1/1/14 (AMBAC Insured) (e)	1,000	984
5.5% 1/1/17 (AMBAC Insured) (e)	4,040	3,833
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,582
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,570	$ 2,578
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		140,571
Michigan - 2.1%
Big Rapids Pub. School District Series 2009:
5% 5/1/11 (Assured Guaranty Corp. Insured)	1,000	1,028
5% 5/1/12 (Assured Guaranty Corp. Insured)	1,150	1,216
Clarkston Cmnty. Schools Series 2003, 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (f)	1,000	1,127
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	3,355	3,469
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003:
5% 9/30/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,037
5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,545
Detroit Gen. Oblig. Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,231
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	3,886
Series 2006 D, 0.795% 7/1/32 (b)	5,550	3,789
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	5,093
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,833
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,266
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,325	1,367
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,400
5% 12/1/15	665	718
Kalamazoo Pub. Schools Series 2009:
5% 5/1/11 (Assured Guaranty Corp. Insured)	2,735	2,815
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,576
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/13	$ 2,640	$ 2,803
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (f)	160	170
Michigan Gen. Oblig. Series 2001, 5.5% 12/1/12	1,570	1,733
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (e)	8,915	8,944
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series 1999 B, 3.75%, tender 3/15/12 (b)	10,000	10,391
(Crittenton Hosp. Proj.) Series 2002 A:
5.5% 3/1/16	1,000	1,028
5.5% 3/1/17	1,885	1,931
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	8,000	8,003
Series 2008 A:
5% 5/15/11	1,100	1,131
5% 5/15/12	1,250	1,315
5% 5/15/13	1,500	1,601
(Oakwood Obligated Group Proj.) Series 2003, 5.5% 11/1/11	1,915	1,994
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	5,500	6,032
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series 1999 A, 5.55% 9/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,500	1,489
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,326
Southfield Pub. Schools Series 2003 A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (f)	1,025	1,150
West Bloomfield School District Series 2009, 5% 5/1/12 (Assured Guaranty Corp. Insured)	1,040	1,104
Western Michigan Univ. Rev. Series 2009:
5.25% 11/15/12 (Assured Guaranty Corp. Insured)	2,780	3,012
5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,289
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
4% 1/1/13	1,000	1,057
4% 1/1/14	1,100	1,172
5% 1/1/15	1,585	1,759
		106,830
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - 0.4%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	$ 575	$ 586
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (e)	1,000	1,066
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,350
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,443
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,570	5,887
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/12	400	416
5% 5/15/13	395	417
5% 5/15/14	250	265
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,563
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,500	1,666
5.5% 7/1/18	1,400	1,543
		20,202
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (b)(e)	1,275	1,294
Mississippi Dev. Bank Spl. Oblig. (Wilkinson County Correctional Facility Proj.) Series 2008 D, 5% 8/1/10	1,995	2,002
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,376
5% 8/15/13	1,500	1,591
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/11	1,305	1,331
		7,594
Missouri - 0.3%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/13	1,000	1,055
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (f)	$ 1,000	$ 1,106
Metropolitian St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,109
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,078
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev.:
5.125% 1/1/20	370	397
5.125% 1/1/20 (Pre-Refunded to 1/1/13 @ 100) (f)	1,945	2,156
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2010 B, 4.75% 6/1/34	2,425	2,379
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (f)	2,370	2,442
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (e)	1,500	1,562
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	2,010	2,016
(Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	2,009
		17,309
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	7,400	7,631
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
(Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,794
(Immanuel Med. Ctr. Proj.) Series 2010, 5.625% 1/1/40	1,500	1,523
		5,317
Nevada - 0.5%
Clark County Arpt. Rev.:
Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (e)	1,500	1,546
5.375% 7/1/20 (AMBAC Insured) (e)	1,100	1,124
Series 2008 E, 5% 7/1/11	5,000	5,179
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	$ 5,965	$ 6,396
Series 2002 C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (f)	1,000	1,094
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,562
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	1,000	1,072
5% 7/1/14	1,000	1,069
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300	2,487
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,456
		26,985
New Hampshire - 0.0%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	600	612
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth College Proj.) Series 2009, 5% 6/1/19	1,000	1,167
		1,779
New Jersey - 1.8%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 A, 5% 2/15/14	1,710	1,787
Series 2005 B, 5% 2/15/13	2,210	2,303
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,667
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,193
5.25% 6/15/21	4,500	4,930
5.25% 6/15/22	10,585	11,480
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	4,500	4,735
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2003 F, 5% 6/15/11 (Escrowed to Maturity) (f)	1,385	1,446
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
Series 2005 O:
5.125% 3/1/28	$ 2,000	$ 2,081
5.25% 3/1/15	3,000	3,348
5.25% 3/1/21	6,500	6,996
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,292
5.25% 3/1/23	1,500	1,607
5.25% 3/1/24	5,550	5,880
5.25% 3/1/25	4,200	4,435
5.25% 3/1/26	4,700	4,949
Series 2005 P, 5.125% 9/1/28	1,100	1,149
Series 2008 Y:
5% 9/1/10	1,000	1,007
5% 9/1/11	1,000	1,054
5% 9/1/12	2,545	2,789
New Jersey Edl. Facilities Auth. Rev. (Higher Ed. Cap. Impt. Fund Prog.) Series 2000 B, 5.75% 9/1/10	1,565	1,578
New Jersey Health Care Facilities Fing. Auth. Rev. (Saint Peter's Univ. Hosp. Proj.) Series 2000 A, 6.875% 7/1/30	1,200	1,206
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	3,735	4,361
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (f)	6,420	7,488
Series 2005 A, 5% 1/1/25 (FSA Insured)	2,610	2,767
New Jersey Trans. Trust Fund Auth. Series A, 5.25% 12/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,373
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	2,000	2,078
		92,979
New Mexico - 1.0%
Farmington Poll. Cont. Rev. (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	27,900	28,439
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,380
4% 9/1/16	3,000	3,216
New Mexico Hosp. Equip. Ln. Council Rev. (Presbyterian Healthcare Svcs. Proj.) Series 2009 A, 5% 8/1/39	2,200	2,230
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009:
5% 5/15/18 (FSA Insured)	$ 2,870	$ 3,293
5% 5/15/19 (FSA Insured)	3,420	3,914
5% 5/15/20 (FSA Insured)	2,585	2,922
5% 5/15/21 (FSA Insured)	2,725	3,052
		52,446
New York - 12.7%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,192
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	2,004
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	4,740	5,154
5.75% 5/1/22	2,240	2,371
Series 2004:
5.75% 5/1/17	2,895	3,237
5.75% 5/1/19 (FSA Insured)	5,590	6,103
5.75% 5/1/22 (FSA Insured)	8,525	9,205
5.75% 5/1/25 (FSA Insured)	1,715	1,840
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2003 B, 5% 6/1/11	1,075	1,114
Series 2008 A, 6% 5/1/33	6,000	6,775
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,071
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	2,495	2,666
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	155	157
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,033
Series 2002 A1, 5.25% 11/1/14	600	639
Series 2002 C, 5.5% 8/1/13	2,000	2,218
Series 2003 J:
5.5% 6/1/19	1,665	1,815
5.5% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (f)	650	738
Series 2005 F1, 5.25% 9/1/14	3,600	4,113
Series 2005 G, 5% 8/1/14	6,500	7,351
Series 2005 J, 5% 3/1/12	3,020	3,226
Series 2005 K, 5% 8/1/11	3,485	3,645
Series 2008 A1, 5.25% 8/15/21	11,000	12,406
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2008 E, 5% 8/1/13	$ 11,760	$ 13,084
Series 2009 H1, 5% 3/1/15 (Assured Guaranty Corp. Insured)	10,000	11,403
Series 2010 C, 5% 8/1/14	10,000	11,309
Series 2010 E, 5% 8/1/16	11,210	12,786
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2005 D:
5% 6/15/38	4,200	4,356
5% 6/15/39	1,600	1,655
Series FF 2, 5.5% 6/15/40	800	895
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,555	5,019
Series 2009 S2, 6% 7/15/38	7,000	7,973
Series 2009 S3, 5.25% 1/15/34	20,000	21,110
Series 2009 S4, 5.75% 1/15/39	6,400	7,119
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	9,240	9,780
6% 11/1/28 (a)	40,925	43,586
Series 2003 B, 5.25% 2/1/29 (a)	3,800	3,890
Series 2010 B, 5% 11/1/20	37,195	42,875
Series 2010 D:
5% 11/1/15	1,475	1,706
5% 11/1/16	9,410	10,914
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/17	9,975	11,476
5% 3/15/19	11,040	12,782
Series 2009 A, 5% 2/15/34	4,200	4,437
Series 2009 D, 5% 6/15/13	28,070	31,325
Series 2010 A:
5% 2/15/19	1,000	1,158
5% 2/15/20	3,000	3,470
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	10,000	10,590
Series A:
5.75% 7/1/13	3,400	3,609
5.75% 7/1/13 (AMBAC Insured)	1,100	1,168
Series C, 7.5% 7/1/10	1,160	1,160
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
5% 2/15/11	$ 2,720	$ 2,791
5% 2/15/12	6,855	7,300
5% 2/15/13	6,545	7,150
5% 8/15/13	7,390	8,201
(Mental Health Svcs. Proj.) Series 2005 D, 5% 2/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,000	9,565
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	900	926
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	5,300	5,855
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	6,120
Series 2009 A:
5% 7/1/20	5,000	5,582
5% 7/1/21	12,335	13,701
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	16,225	18,962
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/13	4,280	4,802
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	7,890	8,963
Series 2005 C, 5.25% 11/15/14	1,000	1,133
Series 2008 A, 5.25% 11/15/36	8,800	9,048
Series 2008 B2, 5%, tender 11/15/12 (b)	9,600	10,399
Series 2008 C, 6.5% 11/15/28	11,300	13,107
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	1,300	1,342
5.25% 1/1/27	5,000	5,294
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,295
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A:
5% 4/1/13	3,420	3,780
5% 4/1/14	1,500	1,691
Series 2010 A, 5% 4/1/23	8,195	9,151
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,789
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	5,745	6,065
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Urban Dev. Corp. Rev.: - continued
Series 2008 D, 5% 1/1/13	$ 9,500	$ 10,350
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (b)(e)	3,000	3,082
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	7,025	7,533
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,355
5.25% 6/1/22 (AMBAC Insured)	9,450	10,085
5.5% 6/1/14	1,215	1,219
5.5% 6/1/15	5,780	5,800
5.5% 6/1/16	20,000	20,067
5.5% 6/1/17	1,900	1,979
5.5% 6/1/19	1,000	1,092
Series 2003B 1C:
5.5% 6/1/14	3,505	3,515
5.5% 6/1/15	4,900	4,917
5.5% 6/1/16	1,600	1,669
5.5% 6/1/17	7,950	8,282
5.5% 6/1/18	17,165	18,337
5.5% 6/1/19	4,700	5,134
5.5% 6/1/20	800	871
5.5% 6/1/22	600	649
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 A, 5.125% 1/1/22	2,000	2,102
Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (f)	9,100	10,537
		656,295
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	1,215	1,217
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	4,100	4,348
		5,565
North Carolina - 0.9%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,715
5.25% 6/1/20 (AMBAC Insured)	1,520	1,617
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/17	$ 2,245	$ 2,582
5% 3/1/19	3,000	3,474
5% 3/1/20	3,500	4,004
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003 A, 5% 11/1/11 (FSA Insured)	1,200	1,256
Series 2003:
5% 11/1/10 (FSA Insured)	1,300	1,314
5% 11/1/12 (FSA Insured)	1,300	1,393
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17	1,400	1,524
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 A, 5.5% 1/1/11	1,725	1,764
Series 2009 B:
5% 1/1/15	1,250	1,370
5% 1/1/16	3,000	3,278
5% 1/1/20	2,110	2,283
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,584
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,420
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,395
5% 6/1/22	4,000	4,240
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,700	1,790
		44,003
North Dakota - 0.1%
Fargo Health Sys. Rev. Series 2002 A, 5.625% 6/1/15 (AMBAC Insured)	3,685	3,824
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006:
5% 7/1/12	1,000	1,031
5% 7/1/14	1,000	1,040
		5,895
Ohio - 2.2%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/12	1,690	1,751
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A2:
5.75% 6/1/34	2,000	1,501
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A2: - continued
6% 6/1/42	$ 1,500	$ 1,128
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,495
Franklin County Hosp. Rev. Series 2001, 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (f)	2,000	2,103
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (f)	1,060	1,136
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (f)	1,100	1,137
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (b)	3,480	3,636
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,443
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,532
5% 10/1/22	2,000	2,202
5% 10/1/23	3,000	3,271
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	3,475	4,026
Series 2010 B, 4% 9/15/15	2,830	3,124
(Higher Ed. Proj.):
Series 2010 A:
5% 8/1/15	6,010	6,916
5% 8/1/16	3,480	4,016
Series 2010 B, 5% 8/1/15	15,775	18,152
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.375% 1/1/38	2,100	2,175
5.5% 1/1/43	1,500	1,561
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,077
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/14	7,000	8,014
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	5,900	6,558
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.: - continued
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (b)(e)	$ 15,000	$ 16,549
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (f)	975	1,067
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500	508
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (f)	1,000	1,031
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/11	1,220	1,267
5.75% 12/1/35	5,200	5,248
		113,651
Oklahoma - 0.9%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (f)	1,000	988
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,142
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	7,355	7,701
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,359
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,684
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,475
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B:
5% 8/15/12	1,500	1,589
5% 8/15/13	1,260	1,357
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,467
5% 1/1/22 (FSA Insured)	12,455	13,751
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	$ 5,465	$ 5,592
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,471
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,093
5% 12/15/14	850	940
		48,609
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	3,500	3,739
Pennsylvania - 3.4%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,500	3,644
Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,210	1,244
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/13	6,200	6,833
Series 2008 B:
5% 6/15/11	1,800	1,874
5% 6/15/12	2,000	2,137
5% 6/15/13	2,000	2,191
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,419
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,421
Centennial School District Series 2009 B, 5.125% 12/15/32 (FSA Insured)	6,770	7,123
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series 2006 A:
5% 12/15/12	1,120	1,133
5% 12/15/13	1,155	1,164
Series 2006 B, 5% 12/15/13	3,115	3,140
(Crozer-Keystone Health Sys. Proj.) Series 2002:
5.75% 12/15/13	340	351
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (f)	380	416
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22	$ 2,400	$ 2,977
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,608
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	1,974
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,684
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,365
Series 2009 A, 5% 6/1/17	2,925	3,096
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (e)	1,300	1,328
6.5% 11/1/16 (e)	1,100	1,144
Pennsylvania Gen. Oblig.:
Second Series 2003, 5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,589
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100) (f)	1,745	2,048
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(The Trustees of the Univ. of Pennsylvania Proj.) Series 2009 A, 5% 9/1/19	5,000	5,821
(The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,279
(UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22 (Pre-Refunded to 1/15/11 @ 101) (f)	4,000	4,159
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	17,214
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2001 S, 5.625% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,636
Series 2008 B1, 5.5% 6/1/33	8,500	9,019
Series 2009 B, 5% 12/1/16	12,500	14,378
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,802
(1998 Gen. Ordinance Proj.):
Eighth Series A, 5% 8/1/15	2,900	3,140
Fifth Series A1, 5% 9/1/33 (FSA Insured)	2,000	2,010
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gen. Oblig.:
Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	$ 1,000	$ 1,039
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,896
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,360	3,512
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	730
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	2,100	2,160
Series 2010 C:
5% 9/1/20	14,000	15,182
5% 9/1/21	6,000	6,408
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,341
Pittsburgh School District Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,000	1,038
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	3,007
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,559
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	5,014
West Allegheny School District Series 2003 B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,482
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,321
		176,050
Puerto Rico - 0.3%
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/10	11,460	11,639
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (b)	5,000	5,353
		16,992
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series 2006 A, 5% 5/15/14 (FSA Insured)	2,000	2,161
(Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	630	665
		2,826
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - 0.6%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 A, 5.25% 8/15/11	$ 1,765	$ 1,815
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,436
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) Series 2005, 5% 4/1/11 (AMBAC Insured)	1,565	1,615
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,700	1,729
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,518
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) Series 2005, 5% 12/1/10	680	692
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	818
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,176
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2010, 5% 2/1/18	1,935	2,086
(Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,052
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. (Palmetto Health Alliance Proj.) Series 2000 A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (f)	5,500	5,770
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,457
Series 2005 A, 5.5% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,488
Sumter Two School Facilities, Inc. Rev. Series 2007:
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,115	1,268
5% 12/1/17 (Assured Guaranty Corp. Insured)	1,335	1,507
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,700	3,995
		32,422
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Dakota - 0.2%
Minnehaha County Gen. Oblig. Series 2001:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (f)	$ 2,000	$ 2,035
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (f)	2,115	2,150
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (f)	2,350	2,386
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	375	410
5.25% 11/1/18	1,000	1,098
		8,079
Tennessee - 1.4%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006:
5% 12/15/10	5,000	5,070
5% 12/15/11	3,270	3,356
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,567
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	5,100	5,362
(Fort Sanders Alliance Proj.) Series 1993:
5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,240	1,330
6.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,844
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2003 A:
5% 9/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,766
5% 9/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,907
5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,213
Series 2010 B, 5.625% 7/1/20 (e)	5,000	5,328
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	$ 1,600	1,744
4.75% 7/1/15	3,560	3,874
Sevierville Pub. Bldg. Auth. Series 2009, 5% 6/1/14	17,600	19,770
Shelby County Gen. Oblig. Series 1996 B, 0% 12/1/12	10,000	9,486
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,519
		72,136
Texas - 11.3%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,923
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,442
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	841
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,769
6% 1/1/18	1,000	991
6% 1/1/19	1,335	1,308
Austin Independent School District Series 2006, 5.25% 8/1/11	3,515	3,698
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	5,186
0% 11/15/12 (AMBAC Insured)	5,645	5,391
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,458
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2005 A, 5% 5/15/31 (AMBAC Insured)	2,100	2,174
Series 2006, 5% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,735	1,764
Series 2009 A:
5% 11/15/14	2,315	2,634
5% 11/15/17	1,375	1,588
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,165
5.25% 2/15/42	6,000	6,339
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	$ 2,090	$ 2,412
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,227
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	186
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (f)	1,190	1,295
5.375% 5/1/16 (FSA Insured)	185	196
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (f)	1,240	1,349
5.375% 5/1/17 (FSA Insured)	195	206
Birdville Independent School District Series 1999, 0% 2/15/12	4,150	4,084
Boerne Independent School District Series 2004, 5.25% 2/1/35	1,300	1,336
Brazos County Gen. Oblig. Series 2008, 5% 9/1/24 (FSA Insured)	2,630	2,871
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,173
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,574
Camino Real Reg'l. Mobility Auth. Series 2008:
5% 2/15/13	9,340	9,926
5% 8/15/13	9,575	10,266
Clint Independent School District:
Series 2003:
5.5% 8/15/18	190	204
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (f)	810	895
Series 2008, 5% 8/15/21	1,310	1,479
Corpus Christi Independent School District Series 2009, 4% 8/15/13	7,000	7,587
Cypress-Fairbanks Independent School District:
Series 2002, 5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,500	1,627
Series A, 0% 2/15/16	3,640	3,160
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2008:
5.25% 12/1/43	2,555	2,682
5.25% 12/1/48	19,160	20,046
5% 12/1/36	7,100	7,343
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Area Rapid Transit Sales Tax Rev.: - continued
5.25% 12/1/38	$ 6,700	$ 7,208
Dallas County Cmnty. College Series 2009, 5% 2/15/21	1,675	1,923
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,608
5% 11/1/16	3,000	3,354
5% 11/1/21	1,500	1,596
Series 2009, 5% 11/1/19	1,000	1,110
Dallas Independent School District:
Series 2005, 5.25% 8/15/11	2,000	2,107
Series 2008, 6.375% 2/15/34	1,300	1,524
Del Valle Independent School District Series 2001, 5.5% 2/1/11	1,350	1,386
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	1,695
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,609
Series 2009:
5% 2/15/17	1,220	1,406
5% 2/15/22	8,920	9,956
Fort Worth Wtr. & Swr. Rev. Series 2003 A, 5% 2/15/11 (FSA Insured)	2,000	2,056
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,752
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,035	1,091
Garland Independent School District Series 2001, 5.5% 2/15/12	35	35
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (AMBAC Insured)	1,170	1,262
Grapevine Gen. Oblig. Series 2009:
5% 2/15/13	4,120	4,507
5% 2/15/14	1,745	1,945
Harlandale Independent School District Series 2000, 5.5% 8/15/35 (Pre-Refunded to 8/15/10 @ 100) (f)	15	15
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2008 D, 4% 11/15/10	1,000	1,007
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Texas Children's Hosp. Proj.) Series 2010, 5% 10/1/29	1,500	1,536
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Rev.: - continued
(Texas Children's Hosp. Proj.) Series 2009, 5% 10/1/19	$ 1,260	$ 1,350
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	5,212
(Road Proj.) Series 2008 B:
5% 8/15/17	2,000	2,289
5% 8/15/18	1,000	1,150
5.25% 8/15/47	9,740	10,171
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	7,844
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	2,400	2,726
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.) Series 2002:
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (f)	1,000	1,081
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (f)	1,140	1,233
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series 1997 A, 5.375% 7/15/11 (FSA Insured) (e)	3,300	3,307
Series A, 5.5% 7/1/39	6,000	6,407
Houston Independent School District:
Series 2005 A, 0% 2/15/16	6,395	5,551
Series A, 0% 8/15/11	13,740	13,620
0% 8/15/10 (AMBAC Insured)	2,200	2,199
0% 8/15/15	2,000	1,787
Houston Util. Sys. Rev.:
Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (b)	7,200	7,453
Series 2007 B, 5% 11/15/18 (FGIC Insured)	2,500	2,795
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,595
0% 12/1/11 (AMBAC Insured)	8,250	8,174
Humble Independent School District:
Series 2000:
0% 2/15/16	1,250	1,085
0% 2/15/17	1,400	1,159
Series 2009, 4% 2/15/14	410	445
Hurst Euless Bedford Independent School District Series 1994, 0% 8/15/12	5,105	4,989
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Irving Gen. Oblig. Series 2009:
5% 9/15/17	$ 1,885	$ 2,187
5% 9/15/18	1,890	2,201
5% 9/15/21	2,340	2,659
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	898
Keller Independent School District Series 1996 A:
0% 8/15/12	1,590	1,554
0% 8/15/17	1,020	828
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,571
Klein Independent School District Series 2005 A:
5% 8/1/13	1,455	1,633
5% 8/1/14	5,110	5,855
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,600
Longview Independent School District 5% 2/15/20	1,000	1,134
Lower Colorado River Auth. Rev.:
Series 2008, 5.75% 5/15/37	3,600	3,765
Series 2010:
5% 5/15/14	6,000	6,767
5% 5/15/15	2,475	2,811
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C:
5% 5/15/33	2,200	2,206
5.25% 5/15/21	2,405	2,520
Manor Independent School District Series 2007, 5.25% 8/1/34	2,000	2,119
Mansfield Independent School District:
5.5% 2/15/13	230	237
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,345	1,388
5.5% 2/15/14	330	339
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (f)	1,950	2,012
5.5% 2/15/15	25	27
5.5% 2/15/16	35	37
5.5% 2/15/16 (Pre-Refunded to 2/15/12 @ 100) (f)	3,415	3,694
5.5% 2/15/18	145	149
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (f)	855	882
5.5% 2/15/19	370	376
5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	2,160	2,228
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Matagorda County Navigation District No. 1 Poll. Cont. Rev. (AEP Texas Central Co. Proj.) Series 2008, 5.125%, tender 6/1/11 (b)	$ 7,000	$ 7,202
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,025
Montgomery County Gen. Oblig.:
Series 2002 A:
5.625% 3/1/19 (FSA Insured)	520	549
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (f)	3,480	3,776
Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,583
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,025
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,291
New Braunfels Independent School District Series 2001, 5.5% 2/1/15 (Pre-Refunded to 2/1/11 @ 100) (f)	1,135	1,168
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (f)	2,520	2,917
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2008:
5% 6/1/24	2,100	2,281
5% 6/1/25	1,050	1,128
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28 (AMBAC Insured)	3,300	3,321
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (f)	1,100	1,257
North Texas Tollway Auth. Rev. Series 2008 A, 6% 1/1/23	2,200	2,427
Northside Independent School District:
Series 2001:
5.5% 2/15/13	1,090	1,123
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,220	1,259
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (f)	530	547
Series 2009, 2.1%, tender 6/1/11 (b)	7,000	7,072
Series A:
5.25% 2/15/17	725	764
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Northside Independent School District: - continued
Series A:
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	$ 2,250	$ 2,425
Pasadena Independent School District Series 2007, 5% 2/15/21	1,640	1,818
Pearland Independent School District Series 2001 A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	1,000	1,034
Pflugerville Independent School District Series 2000, 5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (f)	500	503
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,291
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,709
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	1,400	1,473
Series 2007, 5.375% 8/15/33	7,340	7,884
Rockdale Independent School District Series 2007, 5.25% 2/15/37	2,020	2,128
Rockwall Independent School District:
Series 2001, 5.625% 2/15/11	3,865	3,979
Series 2002:
5.375% 2/15/17	20	21
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,025	1,107
5.375% 2/15/18	25	26
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (f)	1,345	1,452
Round Rock Independent School District Series 2002:
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (f)	1,000	1,101
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (f)	1,050	1,156
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (e)	2,165	2,322
San Antonio Elec. & Gas Sys. Rev.:
Series 1992, 5.75% 2/1/11 (Escrowed to Maturity) (f)	295	304
Series 2002, 5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (f)	2,505	2,687
Series 2006 A, 5% 2/1/22	2,035	2,216
Series 2008, 5% 2/1/22	2,100	2,331
5.375% 2/1/17	3,140	3,350
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (f)	355	383
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005:
5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,740	$ 1,918
5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	2,071
San Antonio Wtr. Sys. Rev. Series 2002 A, 5% 5/15/32 (FSA Insured)	700	719
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17	5,000	5,640
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (f)	3,650	4,234
Sherman Independent School District (School Bldg. Proj.) Series 2008, 1.9%, tender 8/1/10 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (b)	7,500	7,502
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,408
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.):
Series 2002, 5.5% 10/1/12 (AMBAC Insured)	2,905	3,195
Series 2009:
5% 10/1/19	3,045	3,533
5% 10/1/20	2,180	2,518
Spring Branch Independent School District:
Series 2001:
5.375% 2/1/14	1,065	1,091
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (f)	1,635	1,682
5.375% 2/1/18	480	491
Series 2008, 5.25% 2/1/38	1,600	1,700
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	1,175	1,301
5% 11/15/14	2,005	2,241
5% 11/15/15	1,880	2,104
5.75% 11/15/24	4,700	5,105
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,757
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,942
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.:
(College Student Ln. Prog.) Series 1997, 5.375% 8/1/10 (e)	$ 1,915	$ 1,921
Series 2008, 5% 10/1/12	3,500	3,833
Series 2009 A:
5% 10/1/17	3,660	4,265
5% 10/1/18	3,950	4,610
5% 10/1/19	5,500	6,435
0% 10/1/13	8,900	8,404
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	6,721
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	6,000	6,106
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,439
Texas State Univ. Sys. Fing. Rev. Series 2004, 5% 3/15/12 (FSA Insured)	2,000	2,141
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	10,110	10,280
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2009, 5%, tender 2/15/11 (b)	4,900	5,001
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/21	3,400	3,801
Texas Wtr. Dev. Board Rev.:
Series 1999 A, 5.5% 7/15/21	1,700	1,705
Series 1999 B, 5.625% 7/15/21	2,010	2,016
Series 2008 B, 5.25% 7/15/23	1,000	1,119
Tomball Independent School District 5% 2/15/21 (Assured Guaranty Corp. Insured)	2,075	2,271
Town Ctr. Impt. District Sales & Hotel Occupancy Tax Series 2001, 5.625% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	2,306
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2003, 5.25% 7/1/10	4,080	4,080
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	2,914
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,138
Waller Independent School District:
5.5% 2/15/26	3,220	3,613
5.5% 2/15/33	4,160	4,549
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Waller Independent School District: - continued
5.5% 2/15/37	$ 4,820	$ 5,218
Waxahachie Independent School District:
Series 1997, 0% 8/15/14	1,460	1,355
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (f)	4,780	2,464
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (f)	3,860	1,858
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,250	1,304
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35	36
Wylie Independent School District Series 2001, 0% 8/15/20	1,000	693
Ysleta Independent School District:
Series 1993, 0% 8/15/11	1,100	1,090
Series 2005, 5% 8/15/23	1,745	1,904
		584,939
Utah - 0.4%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,568
5% 8/15/18	2,500	2,766
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2001 B, 5.5% 5/15/12 (AMBAC Insured)	5,000	5,234
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2003 A, 5% 7/1/10 (AMBAC Insured)	2,740	2,740
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,533
		20,841
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	1,200	1,216
6.125% 12/1/27 (AMBAC Insured)	2,800	2,819
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	1,000	1,068
5% 12/1/14 (FSA Insured)	1,200	1,307
5% 12/1/15 (FSA Insured)	1,000	1,088
		7,498
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/13	$ 3,250	$ 3,502
5% 10/1/14	3,000	3,296
		6,798
Virginia - 0.7%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (b)(e)	7,500	7,479
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series 1998 B, 5.375% 1/1/11 (FSA Insured) (e)	2,750	2,756
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (b)	2,200	2,283
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	12,000	13,210
Peninsula Port Auth. Coal Term. Rev. (Dominion Term. Associates Proj.) Series 2003, 5%, tender 10/1/11 (b)	5,000	5,187
York County Econ. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	2,500	2,661
		33,576
Washington - 2.6%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27	1,500	1,576
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,470
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,136
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,040
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (b)(e)	1,000	1,080
Chelan County School District #246, Wenatchee Series 2002, 5.5% 12/1/19 (Pre-Refunded to 6/1/12 @ 100) (f)	1,300	1,422
Clark County Pub. Util. District #1 Elec. Rev. Series 2002 B, 5.25% 1/1/11 (FSA Insured)	1,715	1,756
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,161
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2002 B, 6% 7/1/17	$ 4,000	$ 4,377
Series 2006 A, 5% 7/1/13	5,000	5,576
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002:
5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145	154
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (f)	1,855	2,060
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,000	1,076
King County Gen. Oblig. (Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300	2,388
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	10,105
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	13,132
Series 2009, 5.25% 1/1/42	1,900	2,008
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,437
5% 12/1/19	1,385	1,574
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,101
5.75% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,087
Thurston County Tumwater School District #33 Gen. Oblig. Series 1996 B:
0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,415	6,278
0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,830	6,562
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,025	1,978
Series 2001 C:
5.25% 1/1/16 (Pre-Refunded to 1/1/11 @ 100) (f)	3,000	3,071
5.25% 1/1/26 (FSA Insured) (Pre-Refunded to 1/1/11 @ 100) (f)	11,200	11,470
Series R 97A, 0% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,440	2,516
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	$ 2,500	$ 2,720
5% 8/15/16	2,500	2,720
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,213
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,065	3,139
Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,587
(Swedish Health Svcs. Proj.) Series 1998, 5.5% 11/15/12 (AMBAC Insured)	3,000	3,022
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B:
0% 7/1/10	16,000	16,000
0% 7/1/10	2,250	2,250
0% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	3,872
		132,114
West Virginia - 0.1%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (f)	1,100	941
West Virginia Commissioner of Hwys. Spl. Oblig. Series 2006 A, 5% 9/1/12 (FSA Insured)	1,500	1,614
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,432
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (FGIC Insured)	2,815	3,139
		7,126
Wisconsin - 0.7%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (f)	1,195	1,291
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (f)	1,300	1,439
Menasha Joint School District:
5.5% 3/1/19 (FSA Insured)	60	63
5.5% 3/1/19 (FSA Insured) (Pre-Refunded to 3/1/12 @ 100) (f)	970	1,032
Wisconsin Gen. Oblig.:
Series 2000 D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (f)	1,000	1,038
Series 2008 D, 5.5% 5/1/26	1,100	1,240
Series 2010 1, 5% 5/1/20	2,305	2,658
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/14	$ 1,000	$ 1,070
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	885
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (f)	1,760	1,925
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,098
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,098
Series 2003 A, 5.5% 8/15/14	1,775	1,889
Series 2006 A, 5% 8/15/12	4,795	5,029
Wisconsin Trans. Rev. Series 2002 2, 5.125% 7/1/22 (Pre-Refunded to 7/1/12 @ 100) (f)	10,655	11,623
		33,378
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	4,050	4,357
TOTAL MUNICIPAL BONDS (Cost $4,535,884)		4,704,751
Municipal Notes - 0.2%

Florida - 0.2%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11 (Cost $10,600)	10,600	10,945
Money Market Funds - 0.4%
	Shares
Fidelity Municipal Cash Central Fund, 0.27% (c)(d) (Cost $20,743)	20,743,000	20,743
TOTAL INVESTMENT PORTFOLIO - 91.9% (Cost $4,567,227)		4,736,439
NET OTHER ASSETS (LIABILITIES) - 8.1%		420,240
NET ASSETS - 100%		$ 5,156,679
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 26
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 4,715,696	$ -	$ 4,715,696	$ -
Money Market Funds	20,743	20,743	-	-
Total Investments in Securities:	$ 4,736,439	$ 20,743	$ 4,715,696	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	33.7%
Health Care	13.0%
Special Tax	11.1%
Electric Utilities	8.6%
Escrowed/Pre-Refunded	8.5%
Transportation	7.1%
Others* (Individually Less Than 5%)	18.0%
100.0%
* Includes net other assets
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $2,359,000 of which $741,000 and $1,618,000 will expire on December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2010 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,546,484)	$ 4,715,696
Fidelity Central Funds (cost $20,743)	20,743
Total Investments (cost $4,567,227)		$ 4,736,439
Cash		369,232
Receivable for fund shares sold		6,375
Interest receivable		59,442
Distributions receivable from Fidelity Central Funds		5
Other receivables		83
Total assets		5,171,576

Liabilities
Payable for investments purchased	$ 1,976
Payable for fund shares redeemed	6,340
Distributions payable	3,471
Accrued management fee	1,197
Transfer agent fee payable	1,533
Distribution fees payable	79
Other affiliated payables	221
Other payables and accrued expenses	80
Total liabilities		14,897

Net Assets		$ 5,156,679
Net Assets consist of:
Paid in capital		$ 4,988,161
Undistributed net investment income		271
Accumulated undistributed net realized gain (loss) on investments		(965)
Net unrealized appreciation (depreciation) on investments		169,212
Net Assets		$ 5,156,679

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2010 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($114,999 ÷ 11,207.3 shares)	$ 10.26

Maximum offering price per share (100/96.00 of $10.26)	$ 10.69
Class T: Net Asset Value and redemption price per share ($13,938 ÷ 1,359.1 shares)	$ 10.26

Maximum offering price per share (100/96.00 of $10.26)	$ 10.69
Class B: Net Asset Value and offering price per share ($3,589 ÷ 349.8 shares)A	$ 10.26

Class C: Net Asset Value and offering price per share ($59,584 ÷ 5,805.0 shares)A	$ 10.26

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($4,065,878 ÷ 396,473.4 shares)	$ 10.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($898,691 ÷ 87,511.2 shares)	$ 10.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2010 (Unaudited)
Investment Income
Interest		$ 92,310
Income from Fidelity Central Funds		26
Total income		92,336

Expenses
Management fee	$ 7,061
Transfer agent fees	2,292
Distribution fees	441
Accounting fees and expenses	327
Custodian fees and expenses	36
Independent trustees' compensation	8
Registration fees	181
Audit	29
Legal	7
Miscellaneous	31
Total expenses before reductions	10,413
Expense reductions	(97)	10,316
Net investment income		82,020
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,791
Change in net unrealized appreciation (depreciation) on investment securities		45,325
Net gain (loss)		47,116
Net increase (decrease) in net assets resulting from operations		$ 129,136

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 82,020	$ 134,398
Net realized gain (loss)	1,791	(1,927)
Change in net unrealized appreciation (depreciation)	45,325	169,227
Net increase (decrease) in net assets resulting from operations	129,136	301,698
Distributions to shareholders from net investment income	(81,997)	(134,341)
Share transactions - net increase (decrease)	505,983	1,420,712
Redemption fees	24	119
Total increase (decrease) in net assets	553,146	1,588,188

Net Assets
Beginning of period	4,603,533	3,015,345
End of period (including undistributed net investment income of $271 and of $248, respectively)	$ 5,156,679	$ 4,603,533

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.158	.325	.344	.357	.365	.060
Net realized and unrealized gain (loss)	.100	.482	(.277)	.005	.003	.051
Total from investment operations	.258	.807	.067	.362	.368	.111
Distributions from net investment income	(.158)	(.327)	(.346)	(.357)	(.365)	(.061)
Distributions from net realized gain	-	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.158)	(.327)	(.348)	(.372)	(.368)	(.101)
Redemption fees added to paid in capital E	- J	- J	.001	- J	- J	- J
Net asset value, end of period	$ 10.26	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	2.55%	8.43%	.69%	3.71%	3.77%	1.12%
Ratios to Average Net Assets F, I
Expenses before reductions	.70% A	.71%	.68%	.68%	.63%	.61% A
Expenses net of fee waivers, if any	.70% A	.71%	.68%	.68%	.63%	.61% A
Expenses net of all reductions	.69% A	.71%	.61%	.61%	.50%	.60% A
Net investment income	3.11% A	3.25%	3.55%	3.61%	3.71%	3.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 114,999	$ 105,771	$ 43,347	$ 6,211	$ 1,811	$ 101
Portfolio turnover rate G	10% A	5%	8%	18%	24%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.159	.328	.347	.355	.358	.050
Net realized and unrealized gain (loss)	.101	.481	(.279)	.006	.004	.059
Total from investment operations	.260	.809	.068	.361	.362	.109
Distributions from net investment income	(.160)	(.329)	(.347)	(.356)	(.359)	(.059)
Distributions from net realized gain	-	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.160)	(.329)	(.349)	(.371)	(.362)	(.099)
Redemption fees added to paid in capital E	- J	- J	.001	- J	- J	- J
Net asset value, end of period	$ 10.26	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	2.57%	8.46%	.70%	3.70%	3.71%	1.10%
Ratios to Average Net Assets F, I
Expenses before reductions	.66% A	.69%	.68%	.68%	.68%	.78% A
Expenses net of fee waivers, if any	.66% A	.69%	.68%	.68%	.68%	.78% A
Expenses net of all reductions	.66% A	.68%	.63%	.63%	.59%	.76% A
Net investment income	3.15% A	3.28%	3.53%	3.59%	3.62%	3.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,938	$ 11,516	$ 8,880	$ 5,282	$ 4,408	$ 411
Portfolio turnover rate G	10% A	5%	8%	18%	24%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.125	.261	.278	.289	.294	.047
Net realized and unrealized gain (loss)	.100	.481	(.278)	.003	.002	.051
Total from investment operations	.225	.742	-	.292	.296	.098
Distributions from net investment income	(.125)	(.262)	(.279)	(.287)	(.293)	(.048)
Distributions from net realized gain	-	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.125)	(.262)	(.281)	(.302)	(.296)	(.088)
Redemption fees added to paid in capital E	- J	- J	.001	- J	- J	- J
Net asset value, end of period	$ 10.26	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	2.23%	7.73%	0.00%	2.99%	3.02%	.99%
Ratios to Average Net Assets F, I
Expenses before reductions	1.33% A	1.35%	1.37%	1.37%	1.35%	1.37% A
Expenses net of fee waivers, if any	1.33% A	1.35%	1.37%	1.37%	1.35%	1.37% A
Expenses net of all reductions	1.33% A	1.35%	1.31%	1.30%	1.25%	1.35% A
Net investment income	2.48% A	2.61%	2.85%	2.92%	2.97%	2.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,589	$ 3,261	$ 1,403	$ 546	$ 304	$ 101
Portfolio turnover rate G	10% A	5%	8%	18%	24%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 9.68	$ 9.97	$ 9.98	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.119	.252	.271	.283	.285	.046
Net realized and unrealized gain (loss)	.100	.480	(.290)	.004	.012	.051
Total from investment operations	.219	.732	(.019)	.287	.297	.097
Distributions from net investment income	(.119)	(.252)	(.270)	(.282)	(.284)	(.047)
Distributions from net realized gain	-	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.119)	(.252)	(.272)	(.297)	(.287)	(.087)
Redemption fees added to paid in capital E	- J	- J	.001	- J	- J	- J
Net asset value, end of period	$ 10.26	$ 10.16	$ 9.68	$ 9.97	$ 9.98	$ 9.97
Total Return B, C, D	2.17%	7.63%	(.18)%	2.93%	3.03%	.98%
Ratios to Average Net Assets F, I
Expenses before reductions	1.45% A	1.45%	1.45%	1.42%	1.43%	1.47% A
Expenses net of fee waivers, if any	1.45% A	1.45%	1.45%	1.42%	1.43%	1.47% A
Expenses net of all reductions	1.45% A	1.45%	1.39%	1.35%	1.34%	1.45% A
Net investment income	2.36% A	2.52%	2.78%	2.87%	2.88%	2.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,584	$ 48,643	$ 15,286	$ 3,401	$ 1,365	$ 101
Portfolio turnover rate G	10% A	5%	8%	18%	24%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Intermediate Municipal Income

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 9.68	$ 9.96	$ 9.97	$ 9.97	$ 10.15
Income from Investment Operations
Net investment income D	.173	.355	.372	.381	.385	.385
Net realized and unrealized gain (loss)	.110	.472	(.278)	.006	.002	(.131)
Total from investment operations	.283	.827	.094	.387	.387	.254
Distributions from net investment income	(.173)	(.357)	(.373)	(.382)	(.384)	(.384)
Distributions from net realized gain	-	-	(.002)	(.015)	(.003)	(.050)
Total distributions	(.173)	(.357)	(.375)	(.397)	(.387)	(.434)
Redemption fees added to paid in capital D	- H	- H	.001	- H	- H	- H
Net asset value, end of period	$ 10.26	$ 10.15	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Total Return B, C	2.81%	8.65%	.96%	3.97%	3.97%	2.56%
Ratios to Average Net Assets E, G
Expenses before reductions	.40% A	.41%	.42%	.42%	.43%	.43%
Expenses net of fee waivers, if any	.40% A	.41%	.42%	.42%	.43%	.42%
Expenses net of all reductions	.39% A	.41%	.38%	.37%	.34%	.36%
Net investment income	3.41% A	3.55%	3.79%	3.85%	3.88%	3.82%
Supplemental Data
Net assets, end of period (in millions)	$ 4,066	$ 3,775	$ 2,694	$ 2,013	$ 2,026	$ 1,941
Portfolio turnover rate F	10% A	5%	8%	18%	24%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.17	$ 9.69	$ 9.97	$ 9.98	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income D	.169	.351	.369	.378	.382	.061
Net realized and unrealized gain (loss)	.100	.481	(.276)	.006	.014	.052
Total from investment operations	.269	.832	.093	.384	.396	.113
Distributions from net investment income	(.169)	(.352)	(.372)	(.379)	(.383)	(.063)
Distributions from net realized gain	-	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.169)	(.352)	(.374)	(.394)	(.386)	(.103)
Redemption fees added to paid in capital D	- I	- I	.001	- I	- I	- I
Net asset value, end of period	$ 10.27	$ 10.17	$ 9.69	$ 9.97	$ 9.98	$ 9.97
Total Return B, C	2.67%	8.69%	.96%	3.95%	4.06%	1.14%
Ratios to Average Net Assets E, H
Expenses before reductions	.47% A	.47%	.43%	.44%	.49%	.48% A
Expenses net of fee waivers, if any	.47% A	.47%	.43%	.44%	.49%	.48% A
Expenses net of all reductions	.47% A	.46%	.36%	.39%	.36%	.47% A
Net investment income	3.34% A	3.50%	3.80%	3.83%	3.86%	3.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 898,691	$ 659,550	$ 252,819	$ 53,884	$ 26,548	$ 179
Portfolio turnover rate F	10% A	5%	8%	18%	24%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 178,840,813
Gross unrealized depreciation	(9,471,246)
Net unrealized appreciation (depreciation)	$ 169,369,567

Tax cost	$ 4,567,069,052

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $508,025,071 and $224,156,136, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the period, the total annualized management fee rate was .29% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 136,988	$ 8,542
Class T	-%	.25%	15,190	99
Class B	.65%	.25%	15,203	11,402
Class C	.75%	.25%	273,698	164,350
			$ 441,079	$ 184,393

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 29,000
Class T	2,046
Class B*	2,423
Class C*	18,214
$ 51,683

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 70,672.13
Class T	5,463.09
Class B	1,813.11
Class C	34,309.13
Intermediate Municipal Income	1,581,735.08
Institutional Class	598,135.15
	$ 2,292,127

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9,277 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $35,220 and $62,059, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Class A	$ 1,689,914	$ 2,491,956
Class T	188,947	366,253
Class B	41,376	68,139
Class C	636,700	782,050
Intermediate Municipal Income	66,475,528	115,997,749
Institutional Class	12,964,353	14,635,022
Total	$ 81,996,818	$ 134,341,169

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Class A
Shares sold	2,824,089	8,099,526	$ 28,877,392	$ 81,130,573
Reinvestment of distributions	115,469	182,288	1,180,895	1,830,974
Shares redeemed	(2,142,180)	(2,349,668)	(21,877,934)	(23,608,841)
Net increase (decrease)	797,378	5,932,146	$ 8,180,353	$ 59,352,706
Class T
Shares sold	370,864	484,465	$ 3,795,585	$ 4,826,668
Reinvestment of distributions	13,660	27,497	139,628	275,473
Shares redeemed	(159,455)	(295,668)	(1,630,861)	(2,970,099)
Net increase (decrease)	225,069	216,294	$ 2,304,352	$ 2,132,042
Class B
Shares sold	63,886	227,416	$ 653,752	$ 2,268,300
Reinvestment of distributions	2,074	3,242	21,205	32,546
Shares redeemed	(37,081)	(54,719)	(379,033)	(550,656)
Net increase (decrease)	28,879	175,939	$ 295,924	$ 1,750,190
Class C
Shares sold	1,485,931	3,787,098	$ 15,194,337	$ 37,982,193
Reinvestment of distributions	40,210	44,152	411,403	444,253
Shares redeemed	(507,062)	(623,933)	(5,183,884)	(6,247,315)
Net increase (decrease)	1,019,079	3,207,317	$ 10,421,856	$ 32,179,131

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Intermediate Municipal Income
Shares sold	67,155,714	184,098,343	$ 685,973,472	$ 1,841,939,859
Reinvestment of distributions	4,775,107	8,388,027	48,808,078	84,106,940
Shares redeemed	(47,181,423)	(99,153,418)	(481,722,741)	(990,733,666)
Net increase (decrease)	24,749,398	93,332,952	$ 253,058,809	$ 935,313,133
Institutional Class
Shares sold	29,453,527	51,268,566	$ 301,323,933	$ 514,856,932
Reinvestment of distributions	990,242	996,959	10,135,494	10,043,690
Shares redeemed	(7,792,905)	(13,500,147)	(79,738,529)	(134,915,037)
Net increase (decrease)	22,650,864	38,765,378	$ 231,720,898	$ 389,985,585

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

LIM-USAN-0810
1.787784.107

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor
Intermediate Municipal Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2010

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Intermediate
Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Class A	.70%
Actual		$ 1,000.00	$ 1,025.50	$ 3.52
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51
Class T	.66%
Actual		$ 1,000.00	$ 1,025.70	$ 3.31
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31
Class B	1.33%
Actual		$ 1,000.00	$ 1,022.30	$ 6.67
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 6.66
Class C	1.45%
Actual		$ 1,000.00	$ 1,021.70	$ 7.27
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Intermediate Municipal Income	.40%
Actual		$ 1,000.00	$ 1,028.10	$ 2.01
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.47%
Actual		$ 1,000.00	$ 1,026.70	$ 2.36
HypotheticalA		$ 1,000.00	$ 1,022.46	$ 2.36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
New York	12.7	14.2
California	12.0	14.0
Texas	11.3	12.2
Illinois	9.5	9.2
Florida	6.7	6.9
Top Five Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.7	36.7
Health Care	13.0	12.9
Special Tax	11.1	11.8
Electric Utilities	8.6	8.5
Escrowed/Pre-Refunded	8.5	9.5
Weighted Average Maturity as of June 30, 2010
		6 months ago
Years	5.4	5.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2010
6 months ago
Years	5.0	5.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2010	As of December 31, 2009
AAA 12.4%	AAA 11.6%
AA,A 71.7%	AA,A 69.8%
BBB 5.1%	BBB 10.9%
BB and Below 0.2%	BB and Below 0.3%
Not Rated 1.9%	Not Rated 3.0%
Short-Term Investments and Net Other Assets 8.7%	Short-Term Investments and Net Other Assets 4.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 91.3%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. (Ascension Health Subordinate Cr. Group Proj.):
Series 2005 A1, 5% 6/1/12	$ 2,000	$ 2,141
Series 2005 A2, 5% 6/1/12	1,500	1,605
Auburn Univ. Gen. Fee Rev. Series 2001 A, 5.5% 6/1/12 (Pre-Refunded to 6/1/11 @ 100) (f)	2,125	2,224
Health Care Auth. for Baptist Health:
Series 2006 D, 5% 11/15/10	1,295	1,305
Series 2009 A, 6.125%, tender 5/15/12 (b)	6,000	6,294
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	1,887
5.5% 1/1/22	2,300	2,059
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (b)	5,000	5,214
		22,729
Alaska - 0.1%
Alaska Student Ln. Corp. Student Ln. Rev. Series 2000 A, 5.8% 7/1/12 (Pre-Refunded to 7/1/10 @ 100) (e)(f)	2,935	2,935
Arizona - 1.7%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,850
5% 10/1/17 (FSA Insured)	10,000	11,168
5% 10/1/18 (FSA Insured)	2,500	2,791
5.25% 10/1/20 (FSA Insured)	6,695	7,478
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A:
5% 1/1/11	1,000	1,023
5% 1/1/12	1,200	1,260
Series 2008 D:
5.5% 1/1/38	6,300	6,451
6% 1/1/27	1,400	1,522
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	16,601
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,469
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	6,700	7,184
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	2,600	2,639
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5.25% 7/1/11 (e)	$ 2,250	$ 2,332
5.5% 7/1/12 (e)	2,450	2,612
5.5% 7/1/13 (e)	1,005	1,085
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,090	1,168
Series 2009 A:
5% 7/1/14	1,500	1,697
5% 7/1/18	7,665	8,793
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2008 A, 5% 9/1/10	1,000	1,005
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,345	1,376
Yuma Muni. Property Corp. Rev. Series 2001, 5% 7/1/12 (AMBAC Insured)	1,100	1,100
		89,604
California - 12.0%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,864
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	5,591
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.25% 5/1/12	4,000	4,331
5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 101) (f)	2,600	2,866
California Econ. Recovery:
Series 2004 A:
5% 7/1/15	4,775	5,278
5.25% 7/1/12	1,210	1,312
5.25% 7/1/13	7,000	7,768
5.25% 7/1/14	9,400	10,627
Series 2008 A, 5% 1/1/11	4,200	4,291
Series 2009 A:
5% 7/1/15	8,990	9,938
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (f)	6,210	7,149
5.25% 1/1/11	75	77
5.25% 1/1/11 (Escrowed to Maturity) (f)	625	640
5.25% 7/1/13 (Escrowed to Maturity) (f)	5,000	5,665
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,882
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Econ. Recovery: - continued
Series 2009 A:
5.25% 7/1/14	$ 10,245	$ 11,582
5.25% 7/1/14 (Escrowed to Maturity) (f)	2,995	3,477
Series A, 5% 7/1/18	4,500	5,067
Series B, 5%, tender 7/1/14 (b)	6,840	7,570
California Edl. Facilities Auth. Rev. (Stanford Univ. Proj.) Series T5, 5% 3/15/23	4,500	5,339
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	86
5% 2/1/11	90	92
5% 10/1/13	1,550	1,714
5% 3/1/15	2,415	2,689
5% 8/1/16	6,070	6,735
5% 3/1/19	1,470	1,591
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,922
5% 3/1/26	2,200	2,223
5% 6/1/27 (AMBAC Insured)	1,800	1,823
5.125% 11/1/24	1,900	1,962
5.125% 2/1/26	1,200	1,227
5.25% 2/1/11	1,650	1,691
5.25% 3/1/12	2,210	2,362
5.25% 2/1/15	5,000	5,463
5.25% 2/1/16	8,500	9,207
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,605	1,627
5.25% 2/1/28	3,400	3,434
5.25% 2/1/33	6,100	6,084
5.25% 12/1/33	110	110
5.25% 12/1/33 (Pre-Refunded to 6/1/14 @ 100) (f)	6,670	7,708
5.25% 4/1/34	30	30
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (f)	6,570	7,578
5.5% 3/1/11	8,500	8,753
5.5% 4/1/13	1,400	1,550
5.5% 4/1/13 (AMBAC Insured)	1,000	1,107
5.5% 8/1/29	13,900	14,422
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	1,285	1,494
5.5% 8/1/30	10,000	10,328
5.5% 11/1/33	21,355	21,598
6% 3/1/33	11,100	11,879
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
6% 4/1/38	$ 3,600	$ 3,813
6% 11/1/39	35,800	38,000
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/11	1,500	1,541
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	3,000	3,265
Series 2008 L, 5.125% 7/1/22	3,800	3,920
Series 2009 D, 5%, tender 7/1/14 (b)	4,100	4,470
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,601
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	5,400	6,018
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	5,900	6,462
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (b)	9,000	9,204
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	11,686	7,838
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (b)	10,000	10,037
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (b)(e)	3,400	3,544
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,096
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (FGIC Insured)	3,405	3,718
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	6,043
Series 2005 K, 5% 11/1/16	7,195	7,635
Series 2006 F, 5% 11/1/14 (FGIC Insured)	5,000	5,404
Series 2009 G1:
5.25% 10/1/17	15,275	16,473
5.75% 10/1/30	2,100	2,130
Series 2009 I, 6.125% 11/1/29	1,300	1,370
Series 2010 A, 5.75% 3/1/30	4,100	4,130
California State Univ. Rev.:
Series 2009 A:
5.75% 11/1/25	5,000	5,645
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California State Univ. Rev.: - continued
Series 2009 A:
5.75% 11/1/28	$ 5,000	$ 5,493
5% 11/1/14 (FSA Insured)	1,000	1,140
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (b)	4,900	5,085
(Kaiser Permanente Health Sys. Proj.) Series 2004 I, 3.45%, tender 5/1/11 (b)	4,000	4,094
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	2,865	3,110
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	672
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,290	2,468
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,770	7,770
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,026
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,487
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,721
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,012
5.75% 1/15/40	1,600	1,522
5.875% 1/15/27	1,000	997
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	2,000	2,323
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	3,000	3,377
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	4,000	4,443
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,452
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2009 B, 5% 7/1/18	20,735	24,092
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. Arpt. Rev. Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,500	$ 2,632
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	1,500	1,595
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.):
5% 1/1/11 (FSA Insured) (e)	1,740	1,755
5% 1/1/12 (FSA Insured) (e)	1,835	1,903
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	14,900	16,449
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,431
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (f)	635	664
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (b)	3,600	3,855
North City West School Facilities Fing. Auth. Spl. Tax Series 2006 C, 5% 9/1/12 (AMBAC Insured)	2,140	2,239
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,309
5% 7/1/20	2,000	2,181
5% 7/1/21	1,500	1,615
5% 7/1/22	2,250	2,387
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,579
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/21	2,250	2,577
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	965	995
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,420	3,642
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	5,000	4,486
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	793
5.25% 7/1/21	700	792
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,000	5,586
6.5% 8/1/28	2,750	3,191
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	8,854
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.): - continued
Series 2009 A:
5.25% 8/1/26	$ 2,200	$ 2,190
Series 2009 B, 5% 8/1/18	7,355	7,739
San Diego County Ctfs. of Prtn. 5.25% 10/1/10	1,620	1,633
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/21	3,240	3,613
5% 5/15/22	2,000	2,206
Series 2009 B, 5% 5/15/12	500	538
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,395	1,467
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,363
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,620	3,332
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	5,276
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,165
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	1,700	1,774
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (b)	1,965	1,927
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	10,999
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	821
Univ. of California Revs. Series 2007 K:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,387
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,880	7,767
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	4,400	4,726
		618,882
Colorado - 1.3%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (f)	5,000	4,909
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,078
5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,468
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (f)	11,100	6,943
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/12	2,070	2,237
5% 11/15/12 (Escrowed to Maturity) (f)	120	132
5% 11/15/14	1,105	1,233
5% 11/15/14 (Escrowed to Maturity) (f)	60	69
Series 2006 F:
5% 11/15/13	395	436
5% 11/15/13 (Escrowed to Maturity) (f)	890	1,005
5% 11/15/14	420	469
5% 11/15/14 (Escrowed to Maturity) (f)	935	1,076
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,058
(Volunteers of America Care Proj.) Series 2007 A:
5% 7/1/11	645	647
5% 7/1/12	675	675
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (f)	2,550	2,781
Series 2008 C4, 4%, tender 11/12/15 (b)	5,800	6,140
Dawson Ridge Metropolitan District #1 Series 1992 A:
0% 10/1/17 (Escrowed to Maturity) (f)	3,475	2,780
0% 10/1/22 (Escrowed to Maturity) (f)	25,700	15,944
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	6,020	6,379
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,413
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100) (f)	1,000	1,190
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Douglas and Elbert Counties School District #RE1 Series 2004: - continued
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100) (f)	$ 1,000	$ 1,190
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,038
		64,290
Connecticut - 0.6%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	5,600	6,377
Series 2009 1:
5% 2/1/14	10,000	11,223
5% 2/1/15	10,000	11,365
Hartford Gen. Oblig. Series A:
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,020	1,110
5% 8/15/13 (Assured Guaranty Corp. Insured)	2,070	2,301
		32,376
District Of Columbia - 0.5%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,082
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,400	3,298
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C:
4% 8/15/10 (FSA Insured)	1,200	1,204
4% 8/15/11 (FSA Insured)	1,050	1,073
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A:
5% 4/1/12	2,550	2,688
5% 4/1/14	2,000	2,171
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,418
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 1998 B, 5.25% 10/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	2,780	2,801
		23,735
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - 6.5%
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,067
Series 2007 A, 5% 7/1/16 (FGIC Insured)	2,180	2,347
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,280
5% 3/1/11 (Berkshire Hathaway Assurance Corp. Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	15,313
5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,169
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,495
Clearwater Wtr. and Swr. Rev. Series 2009 B:
5% 12/1/10	2,485	2,526
5% 12/1/11	2,695	2,836
5% 12/1/12	3,880	4,248
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,863
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,277
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2005 A, 5% 6/1/13	19,705	21,906
Series 2009 D, 5% 6/1/21	2,780	3,128
Series A, 5.5% 6/1/38	1,800	1,952
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,869
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,828
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.):
Series 2003 A, 5% 7/1/33	700	723
Series 2008 A, 5.375% 7/1/28	3,375	3,679
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2006 A, 5% 7/1/10	5,000	5,000
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	2,800	2,843
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (f)	6,500	7,011
Series 2002, 3.95%, tender 9/1/12 (b)	8,750	9,162
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (f)	5,000	5,694
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series B:
5% 11/15/17	$ 1,050	$ 1,120
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100) (f)	150	173
Series G:
5% 11/15/12	965	1,039
5% 11/15/12 (Escrowed to Maturity) (f)	35	38
5% 11/15/13	1,545	1,694
5% 11/15/13 (Escrowed to Maturity) (f)	55	62
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 I:
5% 11/15/17	2,600	2,832
5% 11/15/18	2,000	2,139
Series 2008 A, 6.1%, tender 11/14/13 (b)	9,000	10,188
Series 2008 B, 6% 11/15/37	12,000	12,878
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,865
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32	3,600	4,118
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29	1,940	1,841
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (b)	2,000	2,101
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,056
5% 9/1/22	2,270	2,520
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	8,803
5% 10/1/14	7,000	7,811
Jacksonville Sales Tax Rev. Series 2008:
4% 10/1/10	2,985	3,011
4% 10/1/11	2,105	2,187
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,053
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) Series 2006:
5% 11/15/12	1,340	1,409
5% 11/15/14	2,485	2,667
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	$ 3,655	$ 3,769
5.25% 6/1/24	3,850	3,962
5.25% 6/1/25	4,050	4,148
Miami Health Facilities Auth. Sys. Rev. Series 2003 C, 5.125% 11/15/24	600	612
Miami-Dade County Aviation Rev. Series 2010 A, 5.375% 10/1/41	4,700	4,753
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	4,140	4,388
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,351
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	2,500	2,607
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	7,480
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2003 B, 5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,400	1,437
Series 2006 C, 5% 10/1/10 (AMBAC Insured)	2,215	2,235
Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,966
5% 8/1/15 (AMBAC Insured)	5,990	6,529
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A:
5.25% 10/1/18 (FSA Insured)	8,000	9,129
5.25% 10/1/20 (FSA Insured)	5,000	5,646
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	7,734
5.75% 10/1/43	1,850	1,870
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	4,715
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (f)	3,260	3,620
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,715
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. Rev.: - continued
(Orlando Reg'l. Health Care Sys. Proj.):
Series 2008 A:
5% 11/1/12 (FSA Insured)	$ 1,850	$ 1,968
5% 11/1/14 (FSA Insured)	1,825	1,985
Orange County School Board Ctfs. of Prtn. Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,215	2,091
Palm Beach County School Board Ctfs. of Prtn. Series 2002 D, 5.25% 8/1/14 (FSA Insured)	3,535	3,770
Palm Beach County Solid Waste Auth. Rev. Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	17,686
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (b)	5,200	5,446
Reedy Creek Impt. District Utils. Rev. Series 2003-2, 5.25% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,125	16,322
Saint Lucie County School Board Ctfs. of Prtn. Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,499
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,101
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,776
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,475
		333,606
Georgia - 3.2%
Atlanta Arpt. Rev.:
Series 2004 A, 5.375% 1/1/12 (FSA Insured) (e)	4,000	4,203
Series 2004 F, 5.25% 1/1/13 (FSA Insured) (e)	1,200	1,287
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 5% 11/1/14	5,000	5,455
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	3,570	3,689
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Fifth Series 1994, 2.3%, tender 4/1/14 (b)	8,400	8,432
(Oglethorpe Pwr. Corp. Proj.) Series 2008 D, 6.75%, tender 4/1/12 (b)	11,300	12,300
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Cobb County Dev. Auth. Solid Waste Disp. Rev. (Georgia Waste Mgmt. Proj.) Series 2004 A, 1.25%, tender 10/1/10 (b)(e)	$ 4,225	$ 4,225
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	7,015	4,608
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,343
5% 11/1/18	6,000	6,626
5% 11/1/19	3,000	3,295
Georgia Gen. Oblig. Series 2002 B, 5% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (f)	9,500	10,291
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025	4,176
Series 2005 V:
6.6% 1/1/18 (f)	35	41
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,822
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	12,365	13,383
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A:
5% 9/15/12	565	588
5% 9/15/14	715	747
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	8,800	9,458
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 4.5%, tender 4/1/11 (b)	6,800	6,987
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	9,000	9,231
Muni. Elec. Auth. of Georgia (Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,565
5.25% 1/1/20	1,625	1,860
Series 2008 D, 5.75% 1/1/19	11,500	13,446
Series 2009 B, 5% 1/1/16	2,500	2,798
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/12	1,350	1,440
5% 10/1/13	1,450	1,571
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	$ 12,100	$ 7,948
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	11,111
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	1,645	1,081
		164,007
Hawaii - 1.2%
Hawaii Arpts. Sys. Rev.:
Series 2000 B, 8% 7/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,700	3,700
Series 2010 B, 5% 7/1/15 (e)	4,995	5,464
Hawaii Gen. Oblig.:
Series 2009 DQ, 5% 6/1/18	13,460	15,723
Series 2009 DR, 5% 6/1/19	15,755	18,402
Series DR:
5% 6/1/18	3,655	4,269
5% 6/1/18 (Escrowed to Maturity) (f)	2,130	2,518
Series DY:
5% 2/1/19	5,000	5,837
5% 2/1/20	5,500	6,399
		62,312
Idaho - 0.1%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	2,963
6.75% 11/1/37	2,600	2,862
		5,825
Illinois - 9.5%
Adams County School District #172 Series 2002 B, 5.5% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,575	2,691
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	976
Series 1998 B1, 0% 12/1/10 (FGIC Insured)	3,405	3,397
Series 1999 A:
0% 12/1/11 (FGIC Insured)	4,600	4,513
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	804
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Board of Ed.: - continued
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	$ 2,635	$ 2,921
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,529
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,633
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,450
(Neighborhoods Alive 21 Prog.) Series 2003:
5% 1/1/33 (AMBAC Insured)	960	967
5% 1/1/33 (Pre-Refunded to 1/1/14 @ 100) (f)	640	724
Series 1995 A2:
6% 1/1/11 (AMBAC Insured)	815	837
6% 1/1/11 (AMBAC Insured) (Escrowed to Maturity) (f)	540	555
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	775	792
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	393
Series 2003 C, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	395	401
Series 2004 A:
5% 1/1/34 (FSA Insured)	5,350	5,428
5% 1/1/34 (Pre-Refunded to 1/1/14 @ 100) (f)	5,355	6,058
5.25% 1/1/29 (FSA Insured)	190	197
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (f)	910	1,037
Series 2006 A, 5% 1/1/23	10,975	11,605
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (f)	4,700	5,064
Chicago Midway Arpt. Rev. Series 1996 B, 6.125% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	2,740	2,747
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (e)	7,375	7,465
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,045
Series 2010 D:
5.25% 1/1/18 (e)	750	801
5.25% 1/1/19 (e)	5,125	5,438
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,164
Chicago Park District:
Series 2003 A, 5.25% 1/1/21	1,765	1,873
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Park District: - continued
Series A, 5.5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 370	$ 376
Chicago Sales Tax Rev. Series 1998:
5.5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,355
5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,758
Chicago Spl. Trans. Rev. Series 2001:
5.5% 1/1/12 (Escrowed to Maturity) (f)	1,470	1,519
5.5% 1/1/17 (Pre-Refunded to 7/1/12 @ 100) (f)	1,000	1,033
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/19	4,450	4,707
Series 2008 A:
5.25% 6/1/22 (Assured Guaranty Corp. Insured)	2,800	2,961
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,784
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A:
5% 6/1/11 (Escrowed to Maturity) (f)	3,040	3,168
5% 6/1/12	3,645	3,854
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	6,090
Series 2008, 5.25% 11/1/33	5,200	5,438
Cook County Cmnty. Consolidated School District #21, Wheeling:
Series 2000, 0% 12/1/18 (Escrowed to Maturity) (f)	3,900	2,979
Series 2001, 0% 12/1/13 (Escrowed to Maturity) (f)	2,500	2,363
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	3,259
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,170
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600	634
Series 2009 D, 5% 11/15/17	3,250	3,667
Series 2010 A, 5.25% 11/15/24	17,925	19,426
Cook County High School District #201 J. Sterling Morton Tpk. Series 2000, 0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,275	4,155
Cook County Thorton Township High School District #205 Series 2008:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,000	1,054
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Thorton Township High School District #205 Series 2008: - continued
5% 12/1/12 (Assured Guaranty Corp. Insured)	$ 2,735	$ 2,963
5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,910
Des Plaines Pub. Library District:
5.25% 1/1/21	1,290	1,452
5.25% 1/1/22	1,000	1,114
5.25% 1/1/23	1,000	1,105
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,160
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 3.5%, tender 5/1/13 (b)(e)	6,320	6,320
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/24	3,255	3,497
5.5% 5/1/13 (FGIC Insured)	1,000	1,106
Hodgkins Tax Increment Rev. Series 2005, 5% 1/1/12	1,095	1,128
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,321
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (f)	28,900	17,121
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,670
Illinois Edl. Facilities Auth. Revs. (Northwestern Univ. Proj.) Series 2003, 5% 12/1/38	645	661
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (b)	1,400	1,428
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,709
5.25% 10/1/14	2,290	2,432
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 A3, 3.875%, tender 5/1/12 (b)	4,000	4,153
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	2,600	2,891
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	5,000	4,902
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,107
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,324
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/47 (Assured Guaranty Corp. Insured)	$ 5,000	$ 5,046
(DePaul Univ. Proj.):
Series 2005 A:
5% 10/1/10	1,235	1,246
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,998
Series 2005 B, 3.5%, tender 4/1/11 (XL Cap. Assurance, Inc. Insured) (b)	3,495	3,533
(Memorial Health Sys. Proj.) Series 2009, 5.25% 4/1/20	1,650	1,745
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,800	7,094
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	8,936
5% 5/15/19	3,940	4,150
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,169
6.25% 5/1/21	6,395	6,804
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	785	830
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,189
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,420
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	4,987
Illinois Gen. Oblig.:
(Illinois FIRST Proj.) Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,065
First Series, 5.5% 8/1/10	1,400	1,405
Series 2002:
5.25% 12/1/17 (FSA Insured)	1,000	1,072
5.375% 7/1/15 (Pre-Refunded to 7/1/12 @ 100) (f)	1,300	1,425
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,463
5.5% 4/1/16 (Pre-Refunded to 4/1/12 @ 100) (f)	1,000	1,087
5.5% 2/1/18 (Pre-Refunded to 2/1/12 @ 100) (f)	1,000	1,079
Series 2005, 5% 4/1/13 (AMBAC Insured)	7,600	8,139
Series 2007 B, 5% 1/1/15	1,150	1,256
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2010:
2% 1/1/11	$ 25,300	$ 25,416
5% 1/1/21 (FSA Insured)	10,000	10,573
Illinois Health Facilities Auth. Rev.:
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,649
(Riverside Health Sys. Proj.) Series 2000, 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (f)	2,755	2,845
Illinois Sales Tax Rev.:
Series 2000, 6% 6/15/20	1,600	1,606
Series 2010:
5% 6/15/15	1,200	1,334
5% 6/15/16	10,000	11,069
Series W, 5% 6/15/13	3,430	3,440
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100) (f)	2,300	2,689
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100) (f)	31,840	37,223
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	4,133
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (f)	1,500	1,743
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,179
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	3,212
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (f)	860	767
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	1,887
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,229
Lake County Cmnty. Unit School District #60 Waukegan:
Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,235
0% 12/1/14 (FSA Insured)	5,180	4,649
0% 12/1/15 (FSA Insured)	3,810	3,258
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Cmnty. Unit School District #60 Waukegan: - continued
Series D, 0% 12/1/10 (FSA Insured)	$ 3,380	$ 3,363
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,616
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	2,343
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 1992 A:
0% 6/15/11 (Escrowed to Maturity) (f)	7,780	7,722
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,450	2,754
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,240	2,436
0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	869
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	1,883
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,021
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,100	7,281
Series 2002 A, 0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,535	5,805
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/12	2,235	2,321
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,075
5% 10/1/19	1,475	1,556
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,300	1,346
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,670	2,923
0% 4/1/14	3,500	3,193
Will County Cmnty. Unit School District #365-U:
Series 2002:
0% 11/1/14 (FSA Insured)	2,800	2,517
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365-U: - continued
Series 2002:
0% 11/1/16 (FSA Insured)	$ 4,000	$ 3,240
0% 11/1/17 (FSA Insured)	1,300	987
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	882
		489,136
Indiana - 2.4%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	1,099
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,273
5% 1/10/14 (FSA Insured)	1,180	1,326
5% 7/10/14 (FSA Insured)	1,215	1,376
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (FSA Insured)	1,405	1,507
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	5,029
East Allen Woodlan School Bldg. Corp. Series 2005:
5% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,030	1,052
5% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,295	1,376
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,867
GCS School Bldg. Corp. One Series 2004, 5.5% 7/15/12 (FSA Insured)	1,280	1,398
Goshen Multi-School Bldg. Corp. Series 2005, 5% 1/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,922
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,163
5.25% 7/15/16 (FSA Insured)	2,095	2,428
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	11,380	13,378
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (b)(e)	1,650	1,679
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,352
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	$ 2,220	$ 2,411
5% 12/1/17	855	926
Series 2010 A, 5% 2/1/17	3,700	4,296
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	7,800	8,254
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A4, 5% 6/1/12	2,750	2,943
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,160
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,374
0% 12/1/17 (AMBAC Insured)	1,470	1,138
0% 6/1/18 (AMBAC Insured)	1,740	1,321
Indianapolis Local Pub. Impt. Bond Bank:
(Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (e)	1,110	1,187
(Wtrwks. Proj.) Series 2007 L, 5.25% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,665
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,187
Lawrenceburg School Bldg. Corp. Series 2002, 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (f)	1,090	1,197
Michigan City School Bldg. Corp. Series 2004, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,210	2,341
Petersburg Poll. Cont. Rev. Series 1991, 5.75% 8/1/21	9,000	9,297
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (f)	1,530	1,791
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (f)	1,310	1,534
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/21	1,000	1,145
5% 7/1/22	1,000	1,135
Rockport Poll. Cont. Rev.:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (b)	2,000	2,046
(Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (b)	3,500	3,949
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Rockport Poll. Cont. Rev.: - continued
(Indiana Michigan Pwr. Co. Proj.):
Series 2009 B, 6.25%, tender 6/2/14 (b)	$ 5,000	$ 5,642
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) Series 2009, 5% 3/1/36	5,000	5,327
Univ. of Southern Indiana Rev. Series J:
5% 10/1/11 (Assured Guaranty Corp. Insured)	1,700	1,777
5% 10/1/12 (Assured Guaranty Corp. Insured)	1,790	1,929
5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	2,074
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,661
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,509
Westfield Washington Multi-School Bldg. Corp. Series 2005 A, 5% 1/15/12 (FSA Insured)	1,005	1,062
		122,503
Iowa - 0.2%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,845
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11 (Escrowed to Maturity) (f)	4,800	4,907
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	2,540	2,672
		9,424
Kansas - 0.5%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	317
Kansas Dev. Fin. Auth. Rev. Series 2002 II:
5.5% 11/1/19	1,000	1,079
5.5% 11/1/20	1,000	1,078
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (b)	2,000	2,067
Overland Park Dev. Corp. Rev. (Overland Park Convention Ctr. Hotel Proj.) Series 2000 A, 7.375% 1/1/32 (Pre-Refunded to 1/1/11 @ 101) (f)	14,675	15,311
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	$ 1,430	$ 1,599
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17	5,000	5,449
		26,900
Kentucky - 0.8%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,468
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,408
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,134
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	8,021
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	13,618
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2003 C, 5.5% 7/1/12 (FSA Insured) (e)	2,250	2,389
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (b)	9,000	10,055
		43,093
Louisiana - 0.4%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,058
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (f)	2,700	2,831
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,364
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	1,050	1,114
(Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,289
5% 7/1/15	2,740	2,950
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,973
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
New Orleans Gen. Oblig.: - continued
Series 2005:
5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,740	$ 1,787
0% 9/1/13 (AMBAC Insured)	1,400	1,247
		22,613
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,626
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (f)	1,810	1,828
Series 2007:
5.25% 7/1/27 (AMBAC Insured)	2,065	2,224
5.25% 7/1/32 (AMBAC Insured)	2,080	2,203
6% 7/1/38	1,800	2,028
		12,909
Maryland - 1.2%
Maryland Gen. Oblig.:
(State & Local Facilities Ln. Prog.) Second Series 2009 B, 5% 8/15/21	15,545	18,087
Second Series B, 5% 8/15/20	18,180	21,312
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (b)	2,625	2,856
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	1,300	1,349
(Univ. of Maryland Med. Sys. Proj.):
Series 2005:
4% 7/1/10 (AMBAC Insured)	1,275	1,275
4% 7/1/11 (AMBAC Insured)	1,000	1,026
Series 2008 F:
4% 7/1/11	2,000	2,053
5% 7/1/12	1,000	1,060
5% 7/1/17	1,190	1,294
5% 7/1/18	2,500	2,700
Series 2010, 5.125% 7/1/39	3,600	3,658
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,980	2,200
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	$ 535	$ 592
5% 4/1/16	1,665	1,878
		61,340
Massachusetts - 2.7%
Braintree Gen. Oblig. Series 2009:
5% 5/15/20	2,570	2,912
5% 5/15/21	6,885	7,749
Lynn Gen. Oblig. 5% 12/1/11	2,060	2,180
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	570	592
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2000 A, 5.75% 7/1/18	260	260
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A:
5% 1/1/12	715	749
5% 1/1/13	750	801
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
5% 7/1/18	1,250	1,442
5% 7/1/19	1,150	1,334
5% 7/1/20	1,245	1,423
5% 7/1/21	1,840	2,085
Series Q2:
5% 7/1/18	1,650	1,903
5% 7/1/19	1,635	1,890
5% 7/1/20	1,780	2,034
5% 7/1/21	1,935	2,192
(Massachusetts Biomedical Research Corp. Proj.) Series C:
6.375% 8/1/14	1,315	1,332
6.375% 8/1/15	2,460	2,491
6.375% 8/1/16	2,570	2,602
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (b)(e)	3,000	3,186
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,095
5.75% 6/15/13	3,000	3,065
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.:
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (f)	$ 11,400	$ 12,470
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (f)	2,000	2,199
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (f)	1,800	2,023
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (f)	5,900	6,678
Series 2007 B, 5% 11/1/15	7,000	8,085
Series 2007 C:
5.25% 8/1/22	3,300	3,767
5.25% 8/1/23	1,600	1,814
5.25% 8/1/24	4,000	4,502
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (b)	1,300	1,338
(Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (b)	2,045	2,198
5%, tender 7/1/15 (b)	7,000	7,540
(CareGroup, Inc. Proj.):
Series 2008 E1:
5.125% 7/1/33	2,000	1,996
5.125% 7/1/38	1,500	1,466
Series 2008 E2:
5% 7/1/10	3,825	3,825
5% 7/1/11	3,000	3,107
5% 7/1/12	2,075	2,198
(Northeastern Univ. Proj.):
Series 2008 T2, 4.1%, tender 4/19/12 (b)	1,800	1,886
Series 2009 T1, 4.125%, tender 2/16/12 (b)	2,900	3,027
(Partners HealthCare Sys. Proj.) Series 2009 I3, 5% 7/1/20	7,500	8,108
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3, 5% 7/1/21	4,700	5,026
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (e)	1,000	999
5.5% 1/1/14 (AMBAC Insured) (e)	1,000	984
5.5% 1/1/17 (AMBAC Insured) (e)	4,040	3,833
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,582
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,570	$ 2,578
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		140,571
Michigan - 2.1%
Big Rapids Pub. School District Series 2009:
5% 5/1/11 (Assured Guaranty Corp. Insured)	1,000	1,028
5% 5/1/12 (Assured Guaranty Corp. Insured)	1,150	1,216
Clarkston Cmnty. Schools Series 2003, 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (f)	1,000	1,127
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	3,355	3,469
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003:
5% 9/30/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,037
5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,545
Detroit Gen. Oblig. Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,231
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	3,886
Series 2006 D, 0.795% 7/1/32 (b)	5,550	3,789
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	5,093
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,833
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,266
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,325	1,367
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,400
5% 12/1/15	665	718
Kalamazoo Pub. Schools Series 2009:
5% 5/1/11 (Assured Guaranty Corp. Insured)	2,735	2,815
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,576
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/13	$ 2,640	$ 2,803
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (f)	160	170
Michigan Gen. Oblig. Series 2001, 5.5% 12/1/12	1,570	1,733
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (e)	8,915	8,944
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series 1999 B, 3.75%, tender 3/15/12 (b)	10,000	10,391
(Crittenton Hosp. Proj.) Series 2002 A:
5.5% 3/1/16	1,000	1,028
5.5% 3/1/17	1,885	1,931
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	8,000	8,003
Series 2008 A:
5% 5/15/11	1,100	1,131
5% 5/15/12	1,250	1,315
5% 5/15/13	1,500	1,601
(Oakwood Obligated Group Proj.) Series 2003, 5.5% 11/1/11	1,915	1,994
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	5,500	6,032
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series 1999 A, 5.55% 9/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,500	1,489
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,326
Southfield Pub. Schools Series 2003 A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (f)	1,025	1,150
West Bloomfield School District Series 2009, 5% 5/1/12 (Assured Guaranty Corp. Insured)	1,040	1,104
Western Michigan Univ. Rev. Series 2009:
5.25% 11/15/12 (Assured Guaranty Corp. Insured)	2,780	3,012
5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,289
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
4% 1/1/13	1,000	1,057
4% 1/1/14	1,100	1,172
5% 1/1/15	1,585	1,759
		106,830
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - 0.4%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	$ 575	$ 586
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (e)	1,000	1,066
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,350
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,443
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,570	5,887
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/12	400	416
5% 5/15/13	395	417
5% 5/15/14	250	265
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,563
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,500	1,666
5.5% 7/1/18	1,400	1,543
		20,202
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (b)(e)	1,275	1,294
Mississippi Dev. Bank Spl. Oblig. (Wilkinson County Correctional Facility Proj.) Series 2008 D, 5% 8/1/10	1,995	2,002
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,376
5% 8/15/13	1,500	1,591
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/11	1,305	1,331
		7,594
Missouri - 0.3%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/13	1,000	1,055
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (f)	$ 1,000	$ 1,106
Metropolitian St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,109
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,078
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev.:
5.125% 1/1/20	370	397
5.125% 1/1/20 (Pre-Refunded to 1/1/13 @ 100) (f)	1,945	2,156
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2010 B, 4.75% 6/1/34	2,425	2,379
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (f)	2,370	2,442
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (e)	1,500	1,562
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	2,010	2,016
(Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	2,009
		17,309
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	7,400	7,631
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
(Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,794
(Immanuel Med. Ctr. Proj.) Series 2010, 5.625% 1/1/40	1,500	1,523
		5,317
Nevada - 0.5%
Clark County Arpt. Rev.:
Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (e)	1,500	1,546
5.375% 7/1/20 (AMBAC Insured) (e)	1,100	1,124
Series 2008 E, 5% 7/1/11	5,000	5,179
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	$ 5,965	$ 6,396
Series 2002 C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (f)	1,000	1,094
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,562
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	1,000	1,072
5% 7/1/14	1,000	1,069
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300	2,487
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,456
		26,985
New Hampshire - 0.0%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	600	612
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth College Proj.) Series 2009, 5% 6/1/19	1,000	1,167
		1,779
New Jersey - 1.8%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 A, 5% 2/15/14	1,710	1,787
Series 2005 B, 5% 2/15/13	2,210	2,303
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,667
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,193
5.25% 6/15/21	4,500	4,930
5.25% 6/15/22	10,585	11,480
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	4,500	4,735
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2003 F, 5% 6/15/11 (Escrowed to Maturity) (f)	1,385	1,446
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
Series 2005 O:
5.125% 3/1/28	$ 2,000	$ 2,081
5.25% 3/1/15	3,000	3,348
5.25% 3/1/21	6,500	6,996
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,292
5.25% 3/1/23	1,500	1,607
5.25% 3/1/24	5,550	5,880
5.25% 3/1/25	4,200	4,435
5.25% 3/1/26	4,700	4,949
Series 2005 P, 5.125% 9/1/28	1,100	1,149
Series 2008 Y:
5% 9/1/10	1,000	1,007
5% 9/1/11	1,000	1,054
5% 9/1/12	2,545	2,789
New Jersey Edl. Facilities Auth. Rev. (Higher Ed. Cap. Impt. Fund Prog.) Series 2000 B, 5.75% 9/1/10	1,565	1,578
New Jersey Health Care Facilities Fing. Auth. Rev. (Saint Peter's Univ. Hosp. Proj.) Series 2000 A, 6.875% 7/1/30	1,200	1,206
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	3,735	4,361
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (f)	6,420	7,488
Series 2005 A, 5% 1/1/25 (FSA Insured)	2,610	2,767
New Jersey Trans. Trust Fund Auth. Series A, 5.25% 12/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,373
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	2,000	2,078
		92,979
New Mexico - 1.0%
Farmington Poll. Cont. Rev. (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	27,900	28,439
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,380
4% 9/1/16	3,000	3,216
New Mexico Hosp. Equip. Ln. Council Rev. (Presbyterian Healthcare Svcs. Proj.) Series 2009 A, 5% 8/1/39	2,200	2,230
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009:
5% 5/15/18 (FSA Insured)	$ 2,870	$ 3,293
5% 5/15/19 (FSA Insured)	3,420	3,914
5% 5/15/20 (FSA Insured)	2,585	2,922
5% 5/15/21 (FSA Insured)	2,725	3,052
		52,446
New York - 12.7%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,192
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	2,004
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	4,740	5,154
5.75% 5/1/22	2,240	2,371
Series 2004:
5.75% 5/1/17	2,895	3,237
5.75% 5/1/19 (FSA Insured)	5,590	6,103
5.75% 5/1/22 (FSA Insured)	8,525	9,205
5.75% 5/1/25 (FSA Insured)	1,715	1,840
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2003 B, 5% 6/1/11	1,075	1,114
Series 2008 A, 6% 5/1/33	6,000	6,775
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,071
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	2,495	2,666
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	155	157
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,033
Series 2002 A1, 5.25% 11/1/14	600	639
Series 2002 C, 5.5% 8/1/13	2,000	2,218
Series 2003 J:
5.5% 6/1/19	1,665	1,815
5.5% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (f)	650	738
Series 2005 F1, 5.25% 9/1/14	3,600	4,113
Series 2005 G, 5% 8/1/14	6,500	7,351
Series 2005 J, 5% 3/1/12	3,020	3,226
Series 2005 K, 5% 8/1/11	3,485	3,645
Series 2008 A1, 5.25% 8/15/21	11,000	12,406
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2008 E, 5% 8/1/13	$ 11,760	$ 13,084
Series 2009 H1, 5% 3/1/15 (Assured Guaranty Corp. Insured)	10,000	11,403
Series 2010 C, 5% 8/1/14	10,000	11,309
Series 2010 E, 5% 8/1/16	11,210	12,786
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2005 D:
5% 6/15/38	4,200	4,356
5% 6/15/39	1,600	1,655
Series FF 2, 5.5% 6/15/40	800	895
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,555	5,019
Series 2009 S2, 6% 7/15/38	7,000	7,973
Series 2009 S3, 5.25% 1/15/34	20,000	21,110
Series 2009 S4, 5.75% 1/15/39	6,400	7,119
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	9,240	9,780
6% 11/1/28 (a)	40,925	43,586
Series 2003 B, 5.25% 2/1/29 (a)	3,800	3,890
Series 2010 B, 5% 11/1/20	37,195	42,875
Series 2010 D:
5% 11/1/15	1,475	1,706
5% 11/1/16	9,410	10,914
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/17	9,975	11,476
5% 3/15/19	11,040	12,782
Series 2009 A, 5% 2/15/34	4,200	4,437
Series 2009 D, 5% 6/15/13	28,070	31,325
Series 2010 A:
5% 2/15/19	1,000	1,158
5% 2/15/20	3,000	3,470
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	10,000	10,590
Series A:
5.75% 7/1/13	3,400	3,609
5.75% 7/1/13 (AMBAC Insured)	1,100	1,168
Series C, 7.5% 7/1/10	1,160	1,160
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
5% 2/15/11	$ 2,720	$ 2,791
5% 2/15/12	6,855	7,300
5% 2/15/13	6,545	7,150
5% 8/15/13	7,390	8,201
(Mental Health Svcs. Proj.) Series 2005 D, 5% 2/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,000	9,565
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	900	926
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	5,300	5,855
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	6,120
Series 2009 A:
5% 7/1/20	5,000	5,582
5% 7/1/21	12,335	13,701
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	16,225	18,962
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/13	4,280	4,802
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	7,890	8,963
Series 2005 C, 5.25% 11/15/14	1,000	1,133
Series 2008 A, 5.25% 11/15/36	8,800	9,048
Series 2008 B2, 5%, tender 11/15/12 (b)	9,600	10,399
Series 2008 C, 6.5% 11/15/28	11,300	13,107
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	1,300	1,342
5.25% 1/1/27	5,000	5,294
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,295
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A:
5% 4/1/13	3,420	3,780
5% 4/1/14	1,500	1,691
Series 2010 A, 5% 4/1/23	8,195	9,151
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,789
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	5,745	6,065
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Urban Dev. Corp. Rev.: - continued
Series 2008 D, 5% 1/1/13	$ 9,500	$ 10,350
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (b)(e)	3,000	3,082
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	7,025	7,533
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,355
5.25% 6/1/22 (AMBAC Insured)	9,450	10,085
5.5% 6/1/14	1,215	1,219
5.5% 6/1/15	5,780	5,800
5.5% 6/1/16	20,000	20,067
5.5% 6/1/17	1,900	1,979
5.5% 6/1/19	1,000	1,092
Series 2003B 1C:
5.5% 6/1/14	3,505	3,515
5.5% 6/1/15	4,900	4,917
5.5% 6/1/16	1,600	1,669
5.5% 6/1/17	7,950	8,282
5.5% 6/1/18	17,165	18,337
5.5% 6/1/19	4,700	5,134
5.5% 6/1/20	800	871
5.5% 6/1/22	600	649
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 A, 5.125% 1/1/22	2,000	2,102
Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (f)	9,100	10,537
		656,295
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	1,215	1,217
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	4,100	4,348
		5,565
North Carolina - 0.9%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,715
5.25% 6/1/20 (AMBAC Insured)	1,520	1,617
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/17	$ 2,245	$ 2,582
5% 3/1/19	3,000	3,474
5% 3/1/20	3,500	4,004
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003 A, 5% 11/1/11 (FSA Insured)	1,200	1,256
Series 2003:
5% 11/1/10 (FSA Insured)	1,300	1,314
5% 11/1/12 (FSA Insured)	1,300	1,393
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17	1,400	1,524
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 A, 5.5% 1/1/11	1,725	1,764
Series 2009 B:
5% 1/1/15	1,250	1,370
5% 1/1/16	3,000	3,278
5% 1/1/20	2,110	2,283
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,584
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,420
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,395
5% 6/1/22	4,000	4,240
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,700	1,790
		44,003
North Dakota - 0.1%
Fargo Health Sys. Rev. Series 2002 A, 5.625% 6/1/15 (AMBAC Insured)	3,685	3,824
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006:
5% 7/1/12	1,000	1,031
5% 7/1/14	1,000	1,040
		5,895
Ohio - 2.2%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/12	1,690	1,751
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A2:
5.75% 6/1/34	2,000	1,501
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A2: - continued
6% 6/1/42	$ 1,500	$ 1,128
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,495
Franklin County Hosp. Rev. Series 2001, 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (f)	2,000	2,103
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (f)	1,060	1,136
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (f)	1,100	1,137
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (b)	3,480	3,636
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,443
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,532
5% 10/1/22	2,000	2,202
5% 10/1/23	3,000	3,271
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	3,475	4,026
Series 2010 B, 4% 9/15/15	2,830	3,124
(Higher Ed. Proj.):
Series 2010 A:
5% 8/1/15	6,010	6,916
5% 8/1/16	3,480	4,016
Series 2010 B, 5% 8/1/15	15,775	18,152
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.375% 1/1/38	2,100	2,175
5.5% 1/1/43	1,500	1,561
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,077
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/14	7,000	8,014
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	5,900	6,558
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.: - continued
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (b)(e)	$ 15,000	$ 16,549
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (f)	975	1,067
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500	508
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (f)	1,000	1,031
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/11	1,220	1,267
5.75% 12/1/35	5,200	5,248
		113,651
Oklahoma - 0.9%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (f)	1,000	988
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,142
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	7,355	7,701
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,359
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,684
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,475
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B:
5% 8/15/12	1,500	1,589
5% 8/15/13	1,260	1,357
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,467
5% 1/1/22 (FSA Insured)	12,455	13,751
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	$ 5,465	$ 5,592
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,471
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,093
5% 12/15/14	850	940
		48,609
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	3,500	3,739
Pennsylvania - 3.4%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,500	3,644
Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,210	1,244
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/13	6,200	6,833
Series 2008 B:
5% 6/15/11	1,800	1,874
5% 6/15/12	2,000	2,137
5% 6/15/13	2,000	2,191
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,419
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,421
Centennial School District Series 2009 B, 5.125% 12/15/32 (FSA Insured)	6,770	7,123
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series 2006 A:
5% 12/15/12	1,120	1,133
5% 12/15/13	1,155	1,164
Series 2006 B, 5% 12/15/13	3,115	3,140
(Crozer-Keystone Health Sys. Proj.) Series 2002:
5.75% 12/15/13	340	351
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (f)	380	416
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22	$ 2,400	$ 2,977
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,608
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	1,974
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,684
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,365
Series 2009 A, 5% 6/1/17	2,925	3,096
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (e)	1,300	1,328
6.5% 11/1/16 (e)	1,100	1,144
Pennsylvania Gen. Oblig.:
Second Series 2003, 5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,589
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100) (f)	1,745	2,048
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(The Trustees of the Univ. of Pennsylvania Proj.) Series 2009 A, 5% 9/1/19	5,000	5,821
(The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,279
(UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22 (Pre-Refunded to 1/15/11 @ 101) (f)	4,000	4,159
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	17,214
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2001 S, 5.625% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,636
Series 2008 B1, 5.5% 6/1/33	8,500	9,019
Series 2009 B, 5% 12/1/16	12,500	14,378
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,802
(1998 Gen. Ordinance Proj.):
Eighth Series A, 5% 8/1/15	2,900	3,140
Fifth Series A1, 5% 9/1/33 (FSA Insured)	2,000	2,010
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gen. Oblig.:
Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	$ 1,000	$ 1,039
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,896
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,360	3,512
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	730
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	2,100	2,160
Series 2010 C:
5% 9/1/20	14,000	15,182
5% 9/1/21	6,000	6,408
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,341
Pittsburgh School District Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,000	1,038
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	3,007
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,559
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	5,014
West Allegheny School District Series 2003 B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,482
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,321
		176,050
Puerto Rico - 0.3%
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/10	11,460	11,639
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (b)	5,000	5,353
		16,992
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series 2006 A, 5% 5/15/14 (FSA Insured)	2,000	2,161
(Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	630	665
		2,826
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - 0.6%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 A, 5.25% 8/15/11	$ 1,765	$ 1,815
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,436
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) Series 2005, 5% 4/1/11 (AMBAC Insured)	1,565	1,615
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,700	1,729
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,518
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) Series 2005, 5% 12/1/10	680	692
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	818
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,176
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2010, 5% 2/1/18	1,935	2,086
(Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,052
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. (Palmetto Health Alliance Proj.) Series 2000 A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (f)	5,500	5,770
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,457
Series 2005 A, 5.5% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,488
Sumter Two School Facilities, Inc. Rev. Series 2007:
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,115	1,268
5% 12/1/17 (Assured Guaranty Corp. Insured)	1,335	1,507
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,700	3,995
		32,422
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Dakota - 0.2%
Minnehaha County Gen. Oblig. Series 2001:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (f)	$ 2,000	$ 2,035
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (f)	2,115	2,150
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (f)	2,350	2,386
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	375	410
5.25% 11/1/18	1,000	1,098
		8,079
Tennessee - 1.4%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006:
5% 12/15/10	5,000	5,070
5% 12/15/11	3,270	3,356
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,567
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	5,100	5,362
(Fort Sanders Alliance Proj.) Series 1993:
5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,240	1,330
6.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,844
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2003 A:
5% 9/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,766
5% 9/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,907
5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,213
Series 2010 B, 5.625% 7/1/20 (e)	5,000	5,328
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	$ 1,600	1,744
4.75% 7/1/15	3,560	3,874
Sevierville Pub. Bldg. Auth. Series 2009, 5% 6/1/14	17,600	19,770
Shelby County Gen. Oblig. Series 1996 B, 0% 12/1/12	10,000	9,486
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,519
		72,136
Texas - 11.3%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,923
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,442
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	841
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,769
6% 1/1/18	1,000	991
6% 1/1/19	1,335	1,308
Austin Independent School District Series 2006, 5.25% 8/1/11	3,515	3,698
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	5,186
0% 11/15/12 (AMBAC Insured)	5,645	5,391
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,458
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2005 A, 5% 5/15/31 (AMBAC Insured)	2,100	2,174
Series 2006, 5% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,735	1,764
Series 2009 A:
5% 11/15/14	2,315	2,634
5% 11/15/17	1,375	1,588
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,165
5.25% 2/15/42	6,000	6,339
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	$ 2,090	$ 2,412
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,227
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	186
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (f)	1,190	1,295
5.375% 5/1/16 (FSA Insured)	185	196
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (f)	1,240	1,349
5.375% 5/1/17 (FSA Insured)	195	206
Birdville Independent School District Series 1999, 0% 2/15/12	4,150	4,084
Boerne Independent School District Series 2004, 5.25% 2/1/35	1,300	1,336
Brazos County Gen. Oblig. Series 2008, 5% 9/1/24 (FSA Insured)	2,630	2,871
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,173
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,574
Camino Real Reg'l. Mobility Auth. Series 2008:
5% 2/15/13	9,340	9,926
5% 8/15/13	9,575	10,266
Clint Independent School District:
Series 2003:
5.5% 8/15/18	190	204
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (f)	810	895
Series 2008, 5% 8/15/21	1,310	1,479
Corpus Christi Independent School District Series 2009, 4% 8/15/13	7,000	7,587
Cypress-Fairbanks Independent School District:
Series 2002, 5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,500	1,627
Series A, 0% 2/15/16	3,640	3,160
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2008:
5.25% 12/1/43	2,555	2,682
5.25% 12/1/48	19,160	20,046
5% 12/1/36	7,100	7,343
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Area Rapid Transit Sales Tax Rev.: - continued
5.25% 12/1/38	$ 6,700	$ 7,208
Dallas County Cmnty. College Series 2009, 5% 2/15/21	1,675	1,923
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,608
5% 11/1/16	3,000	3,354
5% 11/1/21	1,500	1,596
Series 2009, 5% 11/1/19	1,000	1,110
Dallas Independent School District:
Series 2005, 5.25% 8/15/11	2,000	2,107
Series 2008, 6.375% 2/15/34	1,300	1,524
Del Valle Independent School District Series 2001, 5.5% 2/1/11	1,350	1,386
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	1,695
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,609
Series 2009:
5% 2/15/17	1,220	1,406
5% 2/15/22	8,920	9,956
Fort Worth Wtr. & Swr. Rev. Series 2003 A, 5% 2/15/11 (FSA Insured)	2,000	2,056
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,752
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,035	1,091
Garland Independent School District Series 2001, 5.5% 2/15/12	35	35
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (AMBAC Insured)	1,170	1,262
Grapevine Gen. Oblig. Series 2009:
5% 2/15/13	4,120	4,507
5% 2/15/14	1,745	1,945
Harlandale Independent School District Series 2000, 5.5% 8/15/35 (Pre-Refunded to 8/15/10 @ 100) (f)	15	15
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2008 D, 4% 11/15/10	1,000	1,007
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Texas Children's Hosp. Proj.) Series 2010, 5% 10/1/29	1,500	1,536
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Rev.: - continued
(Texas Children's Hosp. Proj.) Series 2009, 5% 10/1/19	$ 1,260	$ 1,350
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	5,212
(Road Proj.) Series 2008 B:
5% 8/15/17	2,000	2,289
5% 8/15/18	1,000	1,150
5.25% 8/15/47	9,740	10,171
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	7,844
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	2,400	2,726
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.) Series 2002:
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (f)	1,000	1,081
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (f)	1,140	1,233
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series 1997 A, 5.375% 7/15/11 (FSA Insured) (e)	3,300	3,307
Series A, 5.5% 7/1/39	6,000	6,407
Houston Independent School District:
Series 2005 A, 0% 2/15/16	6,395	5,551
Series A, 0% 8/15/11	13,740	13,620
0% 8/15/10 (AMBAC Insured)	2,200	2,199
0% 8/15/15	2,000	1,787
Houston Util. Sys. Rev.:
Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (b)	7,200	7,453
Series 2007 B, 5% 11/15/18 (FGIC Insured)	2,500	2,795
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,595
0% 12/1/11 (AMBAC Insured)	8,250	8,174
Humble Independent School District:
Series 2000:
0% 2/15/16	1,250	1,085
0% 2/15/17	1,400	1,159
Series 2009, 4% 2/15/14	410	445
Hurst Euless Bedford Independent School District Series 1994, 0% 8/15/12	5,105	4,989
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Irving Gen. Oblig. Series 2009:
5% 9/15/17	$ 1,885	$ 2,187
5% 9/15/18	1,890	2,201
5% 9/15/21	2,340	2,659
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	898
Keller Independent School District Series 1996 A:
0% 8/15/12	1,590	1,554
0% 8/15/17	1,020	828
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,571
Klein Independent School District Series 2005 A:
5% 8/1/13	1,455	1,633
5% 8/1/14	5,110	5,855
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,600
Longview Independent School District 5% 2/15/20	1,000	1,134
Lower Colorado River Auth. Rev.:
Series 2008, 5.75% 5/15/37	3,600	3,765
Series 2010:
5% 5/15/14	6,000	6,767
5% 5/15/15	2,475	2,811
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C:
5% 5/15/33	2,200	2,206
5.25% 5/15/21	2,405	2,520
Manor Independent School District Series 2007, 5.25% 8/1/34	2,000	2,119
Mansfield Independent School District:
5.5% 2/15/13	230	237
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,345	1,388
5.5% 2/15/14	330	339
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (f)	1,950	2,012
5.5% 2/15/15	25	27
5.5% 2/15/16	35	37
5.5% 2/15/16 (Pre-Refunded to 2/15/12 @ 100) (f)	3,415	3,694
5.5% 2/15/18	145	149
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (f)	855	882
5.5% 2/15/19	370	376
5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	2,160	2,228
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Matagorda County Navigation District No. 1 Poll. Cont. Rev. (AEP Texas Central Co. Proj.) Series 2008, 5.125%, tender 6/1/11 (b)	$ 7,000	$ 7,202
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,025
Montgomery County Gen. Oblig.:
Series 2002 A:
5.625% 3/1/19 (FSA Insured)	520	549
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (f)	3,480	3,776
Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,583
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,025
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,291
New Braunfels Independent School District Series 2001, 5.5% 2/1/15 (Pre-Refunded to 2/1/11 @ 100) (f)	1,135	1,168
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (f)	2,520	2,917
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2008:
5% 6/1/24	2,100	2,281
5% 6/1/25	1,050	1,128
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28 (AMBAC Insured)	3,300	3,321
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (f)	1,100	1,257
North Texas Tollway Auth. Rev. Series 2008 A, 6% 1/1/23	2,200	2,427
Northside Independent School District:
Series 2001:
5.5% 2/15/13	1,090	1,123
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,220	1,259
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (f)	530	547
Series 2009, 2.1%, tender 6/1/11 (b)	7,000	7,072
Series A:
5.25% 2/15/17	725	764
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Northside Independent School District: - continued
Series A:
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	$ 2,250	$ 2,425
Pasadena Independent School District Series 2007, 5% 2/15/21	1,640	1,818
Pearland Independent School District Series 2001 A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	1,000	1,034
Pflugerville Independent School District Series 2000, 5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (f)	500	503
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,291
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,709
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	1,400	1,473
Series 2007, 5.375% 8/15/33	7,340	7,884
Rockdale Independent School District Series 2007, 5.25% 2/15/37	2,020	2,128
Rockwall Independent School District:
Series 2001, 5.625% 2/15/11	3,865	3,979
Series 2002:
5.375% 2/15/17	20	21
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,025	1,107
5.375% 2/15/18	25	26
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (f)	1,345	1,452
Round Rock Independent School District Series 2002:
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (f)	1,000	1,101
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (f)	1,050	1,156
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (e)	2,165	2,322
San Antonio Elec. & Gas Sys. Rev.:
Series 1992, 5.75% 2/1/11 (Escrowed to Maturity) (f)	295	304
Series 2002, 5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (f)	2,505	2,687
Series 2006 A, 5% 2/1/22	2,035	2,216
Series 2008, 5% 2/1/22	2,100	2,331
5.375% 2/1/17	3,140	3,350
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (f)	355	383
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005:
5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,740	$ 1,918
5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	2,071
San Antonio Wtr. Sys. Rev. Series 2002 A, 5% 5/15/32 (FSA Insured)	700	719
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17	5,000	5,640
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (f)	3,650	4,234
Sherman Independent School District (School Bldg. Proj.) Series 2008, 1.9%, tender 8/1/10 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (b)	7,500	7,502
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,408
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.):
Series 2002, 5.5% 10/1/12 (AMBAC Insured)	2,905	3,195
Series 2009:
5% 10/1/19	3,045	3,533
5% 10/1/20	2,180	2,518
Spring Branch Independent School District:
Series 2001:
5.375% 2/1/14	1,065	1,091
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (f)	1,635	1,682
5.375% 2/1/18	480	491
Series 2008, 5.25% 2/1/38	1,600	1,700
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	1,175	1,301
5% 11/15/14	2,005	2,241
5% 11/15/15	1,880	2,104
5.75% 11/15/24	4,700	5,105
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,757
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,942
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.:
(College Student Ln. Prog.) Series 1997, 5.375% 8/1/10 (e)	$ 1,915	$ 1,921
Series 2008, 5% 10/1/12	3,500	3,833
Series 2009 A:
5% 10/1/17	3,660	4,265
5% 10/1/18	3,950	4,610
5% 10/1/19	5,500	6,435
0% 10/1/13	8,900	8,404
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	6,721
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	6,000	6,106
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,439
Texas State Univ. Sys. Fing. Rev. Series 2004, 5% 3/15/12 (FSA Insured)	2,000	2,141
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	10,110	10,280
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2009, 5%, tender 2/15/11 (b)	4,900	5,001
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/21	3,400	3,801
Texas Wtr. Dev. Board Rev.:
Series 1999 A, 5.5% 7/15/21	1,700	1,705
Series 1999 B, 5.625% 7/15/21	2,010	2,016
Series 2008 B, 5.25% 7/15/23	1,000	1,119
Tomball Independent School District 5% 2/15/21 (Assured Guaranty Corp. Insured)	2,075	2,271
Town Ctr. Impt. District Sales & Hotel Occupancy Tax Series 2001, 5.625% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	2,306
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2003, 5.25% 7/1/10	4,080	4,080
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	2,914
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,138
Waller Independent School District:
5.5% 2/15/26	3,220	3,613
5.5% 2/15/33	4,160	4,549
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Waller Independent School District: - continued
5.5% 2/15/37	$ 4,820	$ 5,218
Waxahachie Independent School District:
Series 1997, 0% 8/15/14	1,460	1,355
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (f)	4,780	2,464
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (f)	3,860	1,858
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,250	1,304
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35	36
Wylie Independent School District Series 2001, 0% 8/15/20	1,000	693
Ysleta Independent School District:
Series 1993, 0% 8/15/11	1,100	1,090
Series 2005, 5% 8/15/23	1,745	1,904
		584,939
Utah - 0.4%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,568
5% 8/15/18	2,500	2,766
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2001 B, 5.5% 5/15/12 (AMBAC Insured)	5,000	5,234
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2003 A, 5% 7/1/10 (AMBAC Insured)	2,740	2,740
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,533
		20,841
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	1,200	1,216
6.125% 12/1/27 (AMBAC Insured)	2,800	2,819
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	1,000	1,068
5% 12/1/14 (FSA Insured)	1,200	1,307
5% 12/1/15 (FSA Insured)	1,000	1,088
		7,498
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/13	$ 3,250	$ 3,502
5% 10/1/14	3,000	3,296
		6,798
Virginia - 0.7%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (b)(e)	7,500	7,479
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series 1998 B, 5.375% 1/1/11 (FSA Insured) (e)	2,750	2,756
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (b)	2,200	2,283
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	12,000	13,210
Peninsula Port Auth. Coal Term. Rev. (Dominion Term. Associates Proj.) Series 2003, 5%, tender 10/1/11 (b)	5,000	5,187
York County Econ. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	2,500	2,661
		33,576
Washington - 2.6%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27	1,500	1,576
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,470
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,136
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,040
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (b)(e)	1,000	1,080
Chelan County School District #246, Wenatchee Series 2002, 5.5% 12/1/19 (Pre-Refunded to 6/1/12 @ 100) (f)	1,300	1,422
Clark County Pub. Util. District #1 Elec. Rev. Series 2002 B, 5.25% 1/1/11 (FSA Insured)	1,715	1,756
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,161
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2002 B, 6% 7/1/17	$ 4,000	$ 4,377
Series 2006 A, 5% 7/1/13	5,000	5,576
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002:
5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145	154
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (f)	1,855	2,060
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,000	1,076
King County Gen. Oblig. (Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300	2,388
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	10,105
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	13,132
Series 2009, 5.25% 1/1/42	1,900	2,008
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,437
5% 12/1/19	1,385	1,574
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,101
5.75% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,087
Thurston County Tumwater School District #33 Gen. Oblig. Series 1996 B:
0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,415	6,278
0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,830	6,562
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,025	1,978
Series 2001 C:
5.25% 1/1/16 (Pre-Refunded to 1/1/11 @ 100) (f)	3,000	3,071
5.25% 1/1/26 (FSA Insured) (Pre-Refunded to 1/1/11 @ 100) (f)	11,200	11,470
Series R 97A, 0% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,440	2,516
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	$ 2,500	$ 2,720
5% 8/15/16	2,500	2,720
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,213
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,065	3,139
Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,587
(Swedish Health Svcs. Proj.) Series 1998, 5.5% 11/15/12 (AMBAC Insured)	3,000	3,022
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B:
0% 7/1/10	16,000	16,000
0% 7/1/10	2,250	2,250
0% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	3,872
		132,114
West Virginia - 0.1%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (f)	1,100	941
West Virginia Commissioner of Hwys. Spl. Oblig. Series 2006 A, 5% 9/1/12 (FSA Insured)	1,500	1,614
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,432
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (FGIC Insured)	2,815	3,139
		7,126
Wisconsin - 0.7%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (f)	1,195	1,291
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (f)	1,300	1,439
Menasha Joint School District:
5.5% 3/1/19 (FSA Insured)	60	63
5.5% 3/1/19 (FSA Insured) (Pre-Refunded to 3/1/12 @ 100) (f)	970	1,032
Wisconsin Gen. Oblig.:
Series 2000 D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (f)	1,000	1,038
Series 2008 D, 5.5% 5/1/26	1,100	1,240
Series 2010 1, 5% 5/1/20	2,305	2,658
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/14	$ 1,000	$ 1,070
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	885
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (f)	1,760	1,925
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,098
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,098
Series 2003 A, 5.5% 8/15/14	1,775	1,889
Series 2006 A, 5% 8/15/12	4,795	5,029
Wisconsin Trans. Rev. Series 2002 2, 5.125% 7/1/22 (Pre-Refunded to 7/1/12 @ 100) (f)	10,655	11,623
		33,378
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	4,050	4,357
TOTAL MUNICIPAL BONDS (Cost $4,535,884)		4,704,751
Municipal Notes - 0.2%

Florida - 0.2%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11 (Cost $10,600)	10,600	10,945
Money Market Funds - 0.4%
	Shares
Fidelity Municipal Cash Central Fund, 0.27% (c)(d) (Cost $20,743)	20,743,000	20,743
TOTAL INVESTMENT PORTFOLIO - 91.9% (Cost $4,567,227)		4,736,439
NET OTHER ASSETS (LIABILITIES) - 8.1%		420,240
NET ASSETS - 100%		$ 5,156,679
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 26
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 4,715,696	$ -	$ 4,715,696	$ -
Money Market Funds	20,743	20,743	-	-
Total Investments in Securities:	$ 4,736,439	$ 20,743	$ 4,715,696	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	33.7%
Health Care	13.0%
Special Tax	11.1%
Electric Utilities	8.6%
Escrowed/Pre-Refunded	8.5%
Transportation	7.1%
Others* (Individually Less Than 5%)	18.0%
100.0%
* Includes net other assets
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $2,359,000 of which $741,000 and $1,618,000 will expire on December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2010 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,546,484)	$ 4,715,696
Fidelity Central Funds (cost $20,743)	20,743
Total Investments (cost $4,567,227)		$ 4,736,439
Cash		369,232
Receivable for fund shares sold		6,375
Interest receivable		59,442
Distributions receivable from Fidelity Central Funds		5
Other receivables		83
Total assets		5,171,576

Liabilities
Payable for investments purchased	$ 1,976
Payable for fund shares redeemed	6,340
Distributions payable	3,471
Accrued management fee	1,197
Transfer agent fee payable	1,533
Distribution fees payable	79
Other affiliated payables	221
Other payables and accrued expenses	80
Total liabilities		14,897

Net Assets		$ 5,156,679
Net Assets consist of:
Paid in capital		$ 4,988,161
Undistributed net investment income		271
Accumulated undistributed net realized gain (loss) on investments		(965)
Net unrealized appreciation (depreciation) on investments		169,212
Net Assets		$ 5,156,679

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2010 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($114,999 ÷ 11,207.3 shares)	$ 10.26

Maximum offering price per share (100/96.00 of $10.26)	$ 10.69
Class T: Net Asset Value and redemption price per share ($13,938 ÷ 1,359.1 shares)	$ 10.26

Maximum offering price per share (100/96.00 of $10.26)	$ 10.69
Class B: Net Asset Value and offering price per share ($3,589 ÷ 349.8 shares)A	$ 10.26

Class C: Net Asset Value and offering price per share ($59,584 ÷ 5,805.0 shares)A	$ 10.26

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($4,065,878 ÷ 396,473.4 shares)	$ 10.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($898,691 ÷ 87,511.2 shares)	$ 10.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2010 (Unaudited)
Investment Income
Interest		$ 92,310
Income from Fidelity Central Funds		26
Total income		92,336

Expenses
Management fee	$ 7,061
Transfer agent fees	2,292
Distribution fees	441
Accounting fees and expenses	327
Custodian fees and expenses	36
Independent trustees' compensation	8
Registration fees	181
Audit	29
Legal	7
Miscellaneous	31
Total expenses before reductions	10,413
Expense reductions	(97)	10,316
Net investment income		82,020
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,791
Change in net unrealized appreciation (depreciation) on investment securities		45,325
Net gain (loss)		47,116
Net increase (decrease) in net assets resulting from operations		$ 129,136

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 82,020	$ 134,398
Net realized gain (loss)	1,791	(1,927)
Change in net unrealized appreciation (depreciation)	45,325	169,227
Net increase (decrease) in net assets resulting from operations	129,136	301,698
Distributions to shareholders from net investment income	(81,997)	(134,341)
Share transactions - net increase (decrease)	505,983	1,420,712
Redemption fees	24	119
Total increase (decrease) in net assets	553,146	1,588,188

Net Assets
Beginning of period	4,603,533	3,015,345
End of period (including undistributed net investment income of $271 and of $248, respectively)	$ 5,156,679	$ 4,603,533

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.158	.325	.344	.357	.365	.060
Net realized and unrealized gain (loss)	.100	.482	(.277)	.005	.003	.051
Total from investment operations	.258	.807	.067	.362	.368	.111
Distributions from net investment income	(.158)	(.327)	(.346)	(.357)	(.365)	(.061)
Distributions from net realized gain	-	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.158)	(.327)	(.348)	(.372)	(.368)	(.101)
Redemption fees added to paid in capital E	- J	- J	.001	- J	- J	- J
Net asset value, end of period	$ 10.26	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	2.55%	8.43%	.69%	3.71%	3.77%	1.12%
Ratios to Average Net Assets F, I
Expenses before reductions	.70% A	.71%	.68%	.68%	.63%	.61% A
Expenses net of fee waivers, if any	.70% A	.71%	.68%	.68%	.63%	.61% A
Expenses net of all reductions	.69% A	.71%	.61%	.61%	.50%	.60% A
Net investment income	3.11% A	3.25%	3.55%	3.61%	3.71%	3.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 114,999	$ 105,771	$ 43,347	$ 6,211	$ 1,811	$ 101
Portfolio turnover rate G	10% A	5%	8%	18%	24%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.159	.328	.347	.355	.358	.050
Net realized and unrealized gain (loss)	.101	.481	(.279)	.006	.004	.059
Total from investment operations	.260	.809	.068	.361	.362	.109
Distributions from net investment income	(.160)	(.329)	(.347)	(.356)	(.359)	(.059)
Distributions from net realized gain	-	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.160)	(.329)	(.349)	(.371)	(.362)	(.099)
Redemption fees added to paid in capital E	- J	- J	.001	- J	- J	- J
Net asset value, end of period	$ 10.26	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	2.57%	8.46%	.70%	3.70%	3.71%	1.10%
Ratios to Average Net Assets F, I
Expenses before reductions	.66% A	.69%	.68%	.68%	.68%	.78% A
Expenses net of fee waivers, if any	.66% A	.69%	.68%	.68%	.68%	.78% A
Expenses net of all reductions	.66% A	.68%	.63%	.63%	.59%	.76% A
Net investment income	3.15% A	3.28%	3.53%	3.59%	3.62%	3.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,938	$ 11,516	$ 8,880	$ 5,282	$ 4,408	$ 411
Portfolio turnover rate G	10% A	5%	8%	18%	24%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.125	.261	.278	.289	.294	.047
Net realized and unrealized gain (loss)	.100	.481	(.278)	.003	.002	.051
Total from investment operations	.225	.742	-	.292	.296	.098
Distributions from net investment income	(.125)	(.262)	(.279)	(.287)	(.293)	(.048)
Distributions from net realized gain	-	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.125)	(.262)	(.281)	(.302)	(.296)	(.088)
Redemption fees added to paid in capital E	- J	- J	.001	- J	- J	- J
Net asset value, end of period	$ 10.26	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	2.23%	7.73%	0.00%	2.99%	3.02%	.99%
Ratios to Average Net Assets F, I
Expenses before reductions	1.33% A	1.35%	1.37%	1.37%	1.35%	1.37% A
Expenses net of fee waivers, if any	1.33% A	1.35%	1.37%	1.37%	1.35%	1.37% A
Expenses net of all reductions	1.33% A	1.35%	1.31%	1.30%	1.25%	1.35% A
Net investment income	2.48% A	2.61%	2.85%	2.92%	2.97%	2.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,589	$ 3,261	$ 1,403	$ 546	$ 304	$ 101
Portfolio turnover rate G	10% A	5%	8%	18%	24%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 9.68	$ 9.97	$ 9.98	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.119	.252	.271	.283	.285	.046
Net realized and unrealized gain (loss)	.100	.480	(.290)	.004	.012	.051
Total from investment operations	.219	.732	(.019)	.287	.297	.097
Distributions from net investment income	(.119)	(.252)	(.270)	(.282)	(.284)	(.047)
Distributions from net realized gain	-	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.119)	(.252)	(.272)	(.297)	(.287)	(.087)
Redemption fees added to paid in capital E	- J	- J	.001	- J	- J	- J
Net asset value, end of period	$ 10.26	$ 10.16	$ 9.68	$ 9.97	$ 9.98	$ 9.97
Total Return B, C, D	2.17%	7.63%	(.18)%	2.93%	3.03%	.98%
Ratios to Average Net Assets F, I
Expenses before reductions	1.45% A	1.45%	1.45%	1.42%	1.43%	1.47% A
Expenses net of fee waivers, if any	1.45% A	1.45%	1.45%	1.42%	1.43%	1.47% A
Expenses net of all reductions	1.45% A	1.45%	1.39%	1.35%	1.34%	1.45% A
Net investment income	2.36% A	2.52%	2.78%	2.87%	2.88%	2.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,584	$ 48,643	$ 15,286	$ 3,401	$ 1,365	$ 101
Portfolio turnover rate G	10% A	5%	8%	18%	24%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Intermediate Municipal Income

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 9.68	$ 9.96	$ 9.97	$ 9.97	$ 10.15
Income from Investment Operations
Net investment income D	.173	.355	.372	.381	.385	.385
Net realized and unrealized gain (loss)	.110	.472	(.278)	.006	.002	(.131)
Total from investment operations	.283	.827	.094	.387	.387	.254
Distributions from net investment income	(.173)	(.357)	(.373)	(.382)	(.384)	(.384)
Distributions from net realized gain	-	-	(.002)	(.015)	(.003)	(.050)
Total distributions	(.173)	(.357)	(.375)	(.397)	(.387)	(.434)
Redemption fees added to paid in capital D	- H	- H	.001	- H	- H	- H
Net asset value, end of period	$ 10.26	$ 10.15	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Total Return B, C	2.81%	8.65%	.96%	3.97%	3.97%	2.56%
Ratios to Average Net Assets E, G
Expenses before reductions	.40% A	.41%	.42%	.42%	.43%	.43%
Expenses net of fee waivers, if any	.40% A	.41%	.42%	.42%	.43%	.42%
Expenses net of all reductions	.39% A	.41%	.38%	.37%	.34%	.36%
Net investment income	3.41% A	3.55%	3.79%	3.85%	3.88%	3.82%
Supplemental Data
Net assets, end of period (in millions)	$ 4,066	$ 3,775	$ 2,694	$ 2,013	$ 2,026	$ 1,941
Portfolio turnover rate F	10% A	5%	8%	18%	24%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.17	$ 9.69	$ 9.97	$ 9.98	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income D	.169	.351	.369	.378	.382	.061
Net realized and unrealized gain (loss)	.100	.481	(.276)	.006	.014	.052
Total from investment operations	.269	.832	.093	.384	.396	.113
Distributions from net investment income	(.169)	(.352)	(.372)	(.379)	(.383)	(.063)
Distributions from net realized gain	-	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.169)	(.352)	(.374)	(.394)	(.386)	(.103)
Redemption fees added to paid in capital D	- I	- I	.001	- I	- I	- I
Net asset value, end of period	$ 10.27	$ 10.17	$ 9.69	$ 9.97	$ 9.98	$ 9.97
Total Return B, C	2.67%	8.69%	.96%	3.95%	4.06%	1.14%
Ratios to Average Net Assets E, H
Expenses before reductions	.47% A	.47%	.43%	.44%	.49%	.48% A
Expenses net of fee waivers, if any	.47% A	.47%	.43%	.44%	.49%	.48% A
Expenses net of all reductions	.47% A	.46%	.36%	.39%	.36%	.47% A
Net investment income	3.34% A	3.50%	3.80%	3.83%	3.86%	3.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 898,691	$ 659,550	$ 252,819	$ 53,884	$ 26,548	$ 179
Portfolio turnover rate F	10% A	5%	8%	18%	24%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 178,840,813
Gross unrealized depreciation	(9,471,246)
Net unrealized appreciation (depreciation)	$ 169,369,567

Tax cost	$ 4,567,069,052

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $508,025,071 and $224,156,136, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the period, the total annualized management fee rate was .29% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 136,988	$ 8,542
Class T	-%	.25%	15,190	99
Class B	.65%	.25%	15,203	11,402
Class C	.75%	.25%	273,698	164,350
			$ 441,079	$ 184,393

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 29,000
Class T	2,046
Class B*	2,423
Class C*	18,214
$ 51,683

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 70,672.13
Class T	5,463.09
Class B	1,813.11
Class C	34,309.13
Intermediate Municipal Income	1,581,735.08
Institutional Class	598,135.15
	$ 2,292,127

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9,277 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $35,220 and $62,059, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Class A	$ 1,689,914	$ 2,491,956
Class T	188,947	366,253
Class B	41,376	68,139
Class C	636,700	782,050
Intermediate Municipal Income	66,475,528	115,997,749
Institutional Class	12,964,353	14,635,022
Total	$ 81,996,818	$ 134,341,169

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Class A
Shares sold	2,824,089	8,099,526	$ 28,877,392	$ 81,130,573
Reinvestment of distributions	115,469	182,288	1,180,895	1,830,974
Shares redeemed	(2,142,180)	(2,349,668)	(21,877,934)	(23,608,841)
Net increase (decrease)	797,378	5,932,146	$ 8,180,353	$ 59,352,706
Class T
Shares sold	370,864	484,465	$ 3,795,585	$ 4,826,668
Reinvestment of distributions	13,660	27,497	139,628	275,473
Shares redeemed	(159,455)	(295,668)	(1,630,861)	(2,970,099)
Net increase (decrease)	225,069	216,294	$ 2,304,352	$ 2,132,042
Class B
Shares sold	63,886	227,416	$ 653,752	$ 2,268,300
Reinvestment of distributions	2,074	3,242	21,205	32,546
Shares redeemed	(37,081)	(54,719)	(379,033)	(550,656)
Net increase (decrease)	28,879	175,939	$ 295,924	$ 1,750,190
Class C
Shares sold	1,485,931	3,787,098	$ 15,194,337	$ 37,982,193
Reinvestment of distributions	40,210	44,152	411,403	444,253
Shares redeemed	(507,062)	(623,933)	(5,183,884)	(6,247,315)
Net increase (decrease)	1,019,079	3,207,317	$ 10,421,856	$ 32,179,131

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Intermediate Municipal Income
Shares sold	67,155,714	184,098,343	$ 685,973,472	$ 1,841,939,859
Reinvestment of distributions	4,775,107	8,388,027	48,808,078	84,106,940
Shares redeemed	(47,181,423)	(99,153,418)	(481,722,741)	(990,733,666)
Net increase (decrease)	24,749,398	93,332,952	$ 253,058,809	$ 935,313,133
Institutional Class
Shares sold	29,453,527	51,268,566	$ 301,323,933	$ 514,856,932
Reinvestment of distributions	990,242	996,959	10,135,494	10,043,690
Shares redeemed	(7,792,905)	(13,500,147)	(79,738,529)	(134,915,037)
Net increase (decrease)	22,650,864	38,765,378	$ 231,720,898	$ 389,985,585

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ALIM-USAN-0810
1.820154.104

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor
Intermediate Municipal Income
Fund - Institutional Class

Semiannual Report

June 30, 2010

Institutional Class is a class of
Fidelity® Intermediate Municipal
Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Class A	.70%
Actual		$ 1,000.00	$ 1,025.50	$ 3.52
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51
Class T	.66%
Actual		$ 1,000.00	$ 1,025.70	$ 3.31
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31
Class B	1.33%
Actual		$ 1,000.00	$ 1,022.30	$ 6.67
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 6.66
Class C	1.45%
Actual		$ 1,000.00	$ 1,021.70	$ 7.27
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Intermediate Municipal Income	.40%
Actual		$ 1,000.00	$ 1,028.10	$ 2.01
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.47%
Actual		$ 1,000.00	$ 1,026.70	$ 2.36
HypotheticalA		$ 1,000.00	$ 1,022.46	$ 2.36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
New York	12.7	14.2
California	12.0	14.0
Texas	11.3	12.2
Illinois	9.5	9.2
Florida	6.7	6.9
Top Five Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.7	36.7
Health Care	13.0	12.9
Special Tax	11.1	11.8
Electric Utilities	8.6	8.5
Escrowed/Pre-Refunded	8.5	9.5
Weighted Average Maturity as of June 30, 2010
		6 months ago
Years	5.4	5.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2010
6 months ago
Years	5.0	5.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2010	As of December 31, 2009
AAA 12.4%	AAA 11.6%
AA,A 71.7%	AA,A 69.8%
BBB 5.1%	BBB 10.9%
BB and Below 0.2%	BB and Below 0.3%
Not Rated 1.9%	Not Rated 3.0%
Short-Term Investments and Net Other Assets 8.7%	Short-Term Investments and Net Other Assets 4.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 91.3%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. (Ascension Health Subordinate Cr. Group Proj.):
Series 2005 A1, 5% 6/1/12	$ 2,000	$ 2,141
Series 2005 A2, 5% 6/1/12	1,500	1,605
Auburn Univ. Gen. Fee Rev. Series 2001 A, 5.5% 6/1/12 (Pre-Refunded to 6/1/11 @ 100) (f)	2,125	2,224
Health Care Auth. for Baptist Health:
Series 2006 D, 5% 11/15/10	1,295	1,305
Series 2009 A, 6.125%, tender 5/15/12 (b)	6,000	6,294
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	1,887
5.5% 1/1/22	2,300	2,059
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (b)	5,000	5,214
		22,729
Alaska - 0.1%
Alaska Student Ln. Corp. Student Ln. Rev. Series 2000 A, 5.8% 7/1/12 (Pre-Refunded to 7/1/10 @ 100) (e)(f)	2,935	2,935
Arizona - 1.7%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,850
5% 10/1/17 (FSA Insured)	10,000	11,168
5% 10/1/18 (FSA Insured)	2,500	2,791
5.25% 10/1/20 (FSA Insured)	6,695	7,478
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A:
5% 1/1/11	1,000	1,023
5% 1/1/12	1,200	1,260
Series 2008 D:
5.5% 1/1/38	6,300	6,451
6% 1/1/27	1,400	1,522
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	16,601
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,469
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	6,700	7,184
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	2,600	2,639
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5.25% 7/1/11 (e)	$ 2,250	$ 2,332
5.5% 7/1/12 (e)	2,450	2,612
5.5% 7/1/13 (e)	1,005	1,085
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,090	1,168
Series 2009 A:
5% 7/1/14	1,500	1,697
5% 7/1/18	7,665	8,793
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2008 A, 5% 9/1/10	1,000	1,005
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,345	1,376
Yuma Muni. Property Corp. Rev. Series 2001, 5% 7/1/12 (AMBAC Insured)	1,100	1,100
		89,604
California - 12.0%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,864
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	5,591
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.25% 5/1/12	4,000	4,331
5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 101) (f)	2,600	2,866
California Econ. Recovery:
Series 2004 A:
5% 7/1/15	4,775	5,278
5.25% 7/1/12	1,210	1,312
5.25% 7/1/13	7,000	7,768
5.25% 7/1/14	9,400	10,627
Series 2008 A, 5% 1/1/11	4,200	4,291
Series 2009 A:
5% 7/1/15	8,990	9,938
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (f)	6,210	7,149
5.25% 1/1/11	75	77
5.25% 1/1/11 (Escrowed to Maturity) (f)	625	640
5.25% 7/1/13 (Escrowed to Maturity) (f)	5,000	5,665
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,882
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Econ. Recovery: - continued
Series 2009 A:
5.25% 7/1/14	$ 10,245	$ 11,582
5.25% 7/1/14 (Escrowed to Maturity) (f)	2,995	3,477
Series A, 5% 7/1/18	4,500	5,067
Series B, 5%, tender 7/1/14 (b)	6,840	7,570
California Edl. Facilities Auth. Rev. (Stanford Univ. Proj.) Series T5, 5% 3/15/23	4,500	5,339
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	86
5% 2/1/11	90	92
5% 10/1/13	1,550	1,714
5% 3/1/15	2,415	2,689
5% 8/1/16	6,070	6,735
5% 3/1/19	1,470	1,591
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,922
5% 3/1/26	2,200	2,223
5% 6/1/27 (AMBAC Insured)	1,800	1,823
5.125% 11/1/24	1,900	1,962
5.125% 2/1/26	1,200	1,227
5.25% 2/1/11	1,650	1,691
5.25% 3/1/12	2,210	2,362
5.25% 2/1/15	5,000	5,463
5.25% 2/1/16	8,500	9,207
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,605	1,627
5.25% 2/1/28	3,400	3,434
5.25% 2/1/33	6,100	6,084
5.25% 12/1/33	110	110
5.25% 12/1/33 (Pre-Refunded to 6/1/14 @ 100) (f)	6,670	7,708
5.25% 4/1/34	30	30
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (f)	6,570	7,578
5.5% 3/1/11	8,500	8,753
5.5% 4/1/13	1,400	1,550
5.5% 4/1/13 (AMBAC Insured)	1,000	1,107
5.5% 8/1/29	13,900	14,422
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	1,285	1,494
5.5% 8/1/30	10,000	10,328
5.5% 11/1/33	21,355	21,598
6% 3/1/33	11,100	11,879
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
6% 4/1/38	$ 3,600	$ 3,813
6% 11/1/39	35,800	38,000
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/11	1,500	1,541
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	3,000	3,265
Series 2008 L, 5.125% 7/1/22	3,800	3,920
Series 2009 D, 5%, tender 7/1/14 (b)	4,100	4,470
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,601
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	5,400	6,018
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	5,900	6,462
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (b)	9,000	9,204
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	11,686	7,838
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (b)	10,000	10,037
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (b)(e)	3,400	3,544
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,096
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (FGIC Insured)	3,405	3,718
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	6,043
Series 2005 K, 5% 11/1/16	7,195	7,635
Series 2006 F, 5% 11/1/14 (FGIC Insured)	5,000	5,404
Series 2009 G1:
5.25% 10/1/17	15,275	16,473
5.75% 10/1/30	2,100	2,130
Series 2009 I, 6.125% 11/1/29	1,300	1,370
Series 2010 A, 5.75% 3/1/30	4,100	4,130
California State Univ. Rev.:
Series 2009 A:
5.75% 11/1/25	5,000	5,645
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California State Univ. Rev.: - continued
Series 2009 A:
5.75% 11/1/28	$ 5,000	$ 5,493
5% 11/1/14 (FSA Insured)	1,000	1,140
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (b)	4,900	5,085
(Kaiser Permanente Health Sys. Proj.) Series 2004 I, 3.45%, tender 5/1/11 (b)	4,000	4,094
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	2,865	3,110
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	672
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,290	2,468
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,770	7,770
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,026
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,487
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,721
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,012
5.75% 1/15/40	1,600	1,522
5.875% 1/15/27	1,000	997
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	2,000	2,323
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	3,000	3,377
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	4,000	4,443
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,452
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2009 B, 5% 7/1/18	20,735	24,092
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. Arpt. Rev. Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,500	$ 2,632
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	1,500	1,595
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.):
5% 1/1/11 (FSA Insured) (e)	1,740	1,755
5% 1/1/12 (FSA Insured) (e)	1,835	1,903
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	14,900	16,449
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,431
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (f)	635	664
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (b)	3,600	3,855
North City West School Facilities Fing. Auth. Spl. Tax Series 2006 C, 5% 9/1/12 (AMBAC Insured)	2,140	2,239
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,309
5% 7/1/20	2,000	2,181
5% 7/1/21	1,500	1,615
5% 7/1/22	2,250	2,387
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,579
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/21	2,250	2,577
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	965	995
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,420	3,642
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	5,000	4,486
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	793
5.25% 7/1/21	700	792
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,000	5,586
6.5% 8/1/28	2,750	3,191
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	8,854
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.): - continued
Series 2009 A:
5.25% 8/1/26	$ 2,200	$ 2,190
Series 2009 B, 5% 8/1/18	7,355	7,739
San Diego County Ctfs. of Prtn. 5.25% 10/1/10	1,620	1,633
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/21	3,240	3,613
5% 5/15/22	2,000	2,206
Series 2009 B, 5% 5/15/12	500	538
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,395	1,467
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,363
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,620	3,332
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	5,276
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,165
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	1,700	1,774
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (b)	1,965	1,927
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	10,999
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	821
Univ. of California Revs. Series 2007 K:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,387
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,880	7,767
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	4,400	4,726
		618,882
Colorado - 1.3%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (f)	5,000	4,909
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,078
5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,468
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (f)	11,100	6,943
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/12	2,070	2,237
5% 11/15/12 (Escrowed to Maturity) (f)	120	132
5% 11/15/14	1,105	1,233
5% 11/15/14 (Escrowed to Maturity) (f)	60	69
Series 2006 F:
5% 11/15/13	395	436
5% 11/15/13 (Escrowed to Maturity) (f)	890	1,005
5% 11/15/14	420	469
5% 11/15/14 (Escrowed to Maturity) (f)	935	1,076
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,058
(Volunteers of America Care Proj.) Series 2007 A:
5% 7/1/11	645	647
5% 7/1/12	675	675
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (f)	2,550	2,781
Series 2008 C4, 4%, tender 11/12/15 (b)	5,800	6,140
Dawson Ridge Metropolitan District #1 Series 1992 A:
0% 10/1/17 (Escrowed to Maturity) (f)	3,475	2,780
0% 10/1/22 (Escrowed to Maturity) (f)	25,700	15,944
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	6,020	6,379
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,413
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100) (f)	1,000	1,190
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Douglas and Elbert Counties School District #RE1 Series 2004: - continued
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100) (f)	$ 1,000	$ 1,190
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,038
		64,290
Connecticut - 0.6%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	5,600	6,377
Series 2009 1:
5% 2/1/14	10,000	11,223
5% 2/1/15	10,000	11,365
Hartford Gen. Oblig. Series A:
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,020	1,110
5% 8/15/13 (Assured Guaranty Corp. Insured)	2,070	2,301
		32,376
District Of Columbia - 0.5%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,082
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,400	3,298
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C:
4% 8/15/10 (FSA Insured)	1,200	1,204
4% 8/15/11 (FSA Insured)	1,050	1,073
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A:
5% 4/1/12	2,550	2,688
5% 4/1/14	2,000	2,171
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,418
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 1998 B, 5.25% 10/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	2,780	2,801
		23,735
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - 6.5%
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,067
Series 2007 A, 5% 7/1/16 (FGIC Insured)	2,180	2,347
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,280
5% 3/1/11 (Berkshire Hathaway Assurance Corp. Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	15,313
5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,169
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,495
Clearwater Wtr. and Swr. Rev. Series 2009 B:
5% 12/1/10	2,485	2,526
5% 12/1/11	2,695	2,836
5% 12/1/12	3,880	4,248
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,863
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,277
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2005 A, 5% 6/1/13	19,705	21,906
Series 2009 D, 5% 6/1/21	2,780	3,128
Series A, 5.5% 6/1/38	1,800	1,952
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,869
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,828
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.):
Series 2003 A, 5% 7/1/33	700	723
Series 2008 A, 5.375% 7/1/28	3,375	3,679
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2006 A, 5% 7/1/10	5,000	5,000
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	2,800	2,843
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (f)	6,500	7,011
Series 2002, 3.95%, tender 9/1/12 (b)	8,750	9,162
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (f)	5,000	5,694
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series B:
5% 11/15/17	$ 1,050	$ 1,120
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100) (f)	150	173
Series G:
5% 11/15/12	965	1,039
5% 11/15/12 (Escrowed to Maturity) (f)	35	38
5% 11/15/13	1,545	1,694
5% 11/15/13 (Escrowed to Maturity) (f)	55	62
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 I:
5% 11/15/17	2,600	2,832
5% 11/15/18	2,000	2,139
Series 2008 A, 6.1%, tender 11/14/13 (b)	9,000	10,188
Series 2008 B, 6% 11/15/37	12,000	12,878
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,865
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32	3,600	4,118
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29	1,940	1,841
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (b)	2,000	2,101
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,056
5% 9/1/22	2,270	2,520
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	8,803
5% 10/1/14	7,000	7,811
Jacksonville Sales Tax Rev. Series 2008:
4% 10/1/10	2,985	3,011
4% 10/1/11	2,105	2,187
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,053
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) Series 2006:
5% 11/15/12	1,340	1,409
5% 11/15/14	2,485	2,667
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	$ 3,655	$ 3,769
5.25% 6/1/24	3,850	3,962
5.25% 6/1/25	4,050	4,148
Miami Health Facilities Auth. Sys. Rev. Series 2003 C, 5.125% 11/15/24	600	612
Miami-Dade County Aviation Rev. Series 2010 A, 5.375% 10/1/41	4,700	4,753
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	4,140	4,388
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,351
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	2,500	2,607
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	7,480
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2003 B, 5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,400	1,437
Series 2006 C, 5% 10/1/10 (AMBAC Insured)	2,215	2,235
Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,966
5% 8/1/15 (AMBAC Insured)	5,990	6,529
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A:
5.25% 10/1/18 (FSA Insured)	8,000	9,129
5.25% 10/1/20 (FSA Insured)	5,000	5,646
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	7,734
5.75% 10/1/43	1,850	1,870
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	4,715
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (f)	3,260	3,620
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,715
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. Rev.: - continued
(Orlando Reg'l. Health Care Sys. Proj.):
Series 2008 A:
5% 11/1/12 (FSA Insured)	$ 1,850	$ 1,968
5% 11/1/14 (FSA Insured)	1,825	1,985
Orange County School Board Ctfs. of Prtn. Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,215	2,091
Palm Beach County School Board Ctfs. of Prtn. Series 2002 D, 5.25% 8/1/14 (FSA Insured)	3,535	3,770
Palm Beach County Solid Waste Auth. Rev. Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	17,686
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (b)	5,200	5,446
Reedy Creek Impt. District Utils. Rev. Series 2003-2, 5.25% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,125	16,322
Saint Lucie County School Board Ctfs. of Prtn. Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,499
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,101
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,776
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,475
		333,606
Georgia - 3.2%
Atlanta Arpt. Rev.:
Series 2004 A, 5.375% 1/1/12 (FSA Insured) (e)	4,000	4,203
Series 2004 F, 5.25% 1/1/13 (FSA Insured) (e)	1,200	1,287
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 5% 11/1/14	5,000	5,455
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	3,570	3,689
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Fifth Series 1994, 2.3%, tender 4/1/14 (b)	8,400	8,432
(Oglethorpe Pwr. Corp. Proj.) Series 2008 D, 6.75%, tender 4/1/12 (b)	11,300	12,300
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Cobb County Dev. Auth. Solid Waste Disp. Rev. (Georgia Waste Mgmt. Proj.) Series 2004 A, 1.25%, tender 10/1/10 (b)(e)	$ 4,225	$ 4,225
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	7,015	4,608
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,343
5% 11/1/18	6,000	6,626
5% 11/1/19	3,000	3,295
Georgia Gen. Oblig. Series 2002 B, 5% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (f)	9,500	10,291
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025	4,176
Series 2005 V:
6.6% 1/1/18 (f)	35	41
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,822
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	12,365	13,383
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A:
5% 9/15/12	565	588
5% 9/15/14	715	747
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	8,800	9,458
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 4.5%, tender 4/1/11 (b)	6,800	6,987
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	9,000	9,231
Muni. Elec. Auth. of Georgia (Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,565
5.25% 1/1/20	1,625	1,860
Series 2008 D, 5.75% 1/1/19	11,500	13,446
Series 2009 B, 5% 1/1/16	2,500	2,798
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/12	1,350	1,440
5% 10/1/13	1,450	1,571
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	$ 12,100	$ 7,948
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	11,111
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	1,645	1,081
		164,007
Hawaii - 1.2%
Hawaii Arpts. Sys. Rev.:
Series 2000 B, 8% 7/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,700	3,700
Series 2010 B, 5% 7/1/15 (e)	4,995	5,464
Hawaii Gen. Oblig.:
Series 2009 DQ, 5% 6/1/18	13,460	15,723
Series 2009 DR, 5% 6/1/19	15,755	18,402
Series DR:
5% 6/1/18	3,655	4,269
5% 6/1/18 (Escrowed to Maturity) (f)	2,130	2,518
Series DY:
5% 2/1/19	5,000	5,837
5% 2/1/20	5,500	6,399
		62,312
Idaho - 0.1%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	2,963
6.75% 11/1/37	2,600	2,862
		5,825
Illinois - 9.5%
Adams County School District #172 Series 2002 B, 5.5% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,575	2,691
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	976
Series 1998 B1, 0% 12/1/10 (FGIC Insured)	3,405	3,397
Series 1999 A:
0% 12/1/11 (FGIC Insured)	4,600	4,513
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	804
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Board of Ed.: - continued
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	$ 2,635	$ 2,921
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,529
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,633
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,450
(Neighborhoods Alive 21 Prog.) Series 2003:
5% 1/1/33 (AMBAC Insured)	960	967
5% 1/1/33 (Pre-Refunded to 1/1/14 @ 100) (f)	640	724
Series 1995 A2:
6% 1/1/11 (AMBAC Insured)	815	837
6% 1/1/11 (AMBAC Insured) (Escrowed to Maturity) (f)	540	555
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	775	792
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	393
Series 2003 C, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	395	401
Series 2004 A:
5% 1/1/34 (FSA Insured)	5,350	5,428
5% 1/1/34 (Pre-Refunded to 1/1/14 @ 100) (f)	5,355	6,058
5.25% 1/1/29 (FSA Insured)	190	197
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (f)	910	1,037
Series 2006 A, 5% 1/1/23	10,975	11,605
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (f)	4,700	5,064
Chicago Midway Arpt. Rev. Series 1996 B, 6.125% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	2,740	2,747
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (e)	7,375	7,465
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,045
Series 2010 D:
5.25% 1/1/18 (e)	750	801
5.25% 1/1/19 (e)	5,125	5,438
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,164
Chicago Park District:
Series 2003 A, 5.25% 1/1/21	1,765	1,873
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Park District: - continued
Series A, 5.5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 370	$ 376
Chicago Sales Tax Rev. Series 1998:
5.5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,355
5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,758
Chicago Spl. Trans. Rev. Series 2001:
5.5% 1/1/12 (Escrowed to Maturity) (f)	1,470	1,519
5.5% 1/1/17 (Pre-Refunded to 7/1/12 @ 100) (f)	1,000	1,033
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/19	4,450	4,707
Series 2008 A:
5.25% 6/1/22 (Assured Guaranty Corp. Insured)	2,800	2,961
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,784
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A:
5% 6/1/11 (Escrowed to Maturity) (f)	3,040	3,168
5% 6/1/12	3,645	3,854
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	6,090
Series 2008, 5.25% 11/1/33	5,200	5,438
Cook County Cmnty. Consolidated School District #21, Wheeling:
Series 2000, 0% 12/1/18 (Escrowed to Maturity) (f)	3,900	2,979
Series 2001, 0% 12/1/13 (Escrowed to Maturity) (f)	2,500	2,363
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	3,259
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,170
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600	634
Series 2009 D, 5% 11/15/17	3,250	3,667
Series 2010 A, 5.25% 11/15/24	17,925	19,426
Cook County High School District #201 J. Sterling Morton Tpk. Series 2000, 0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,275	4,155
Cook County Thorton Township High School District #205 Series 2008:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,000	1,054
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Thorton Township High School District #205 Series 2008: - continued
5% 12/1/12 (Assured Guaranty Corp. Insured)	$ 2,735	$ 2,963
5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,910
Des Plaines Pub. Library District:
5.25% 1/1/21	1,290	1,452
5.25% 1/1/22	1,000	1,114
5.25% 1/1/23	1,000	1,105
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,160
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 3.5%, tender 5/1/13 (b)(e)	6,320	6,320
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/24	3,255	3,497
5.5% 5/1/13 (FGIC Insured)	1,000	1,106
Hodgkins Tax Increment Rev. Series 2005, 5% 1/1/12	1,095	1,128
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,321
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (f)	28,900	17,121
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,670
Illinois Edl. Facilities Auth. Revs. (Northwestern Univ. Proj.) Series 2003, 5% 12/1/38	645	661
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (b)	1,400	1,428
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,709
5.25% 10/1/14	2,290	2,432
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 A3, 3.875%, tender 5/1/12 (b)	4,000	4,153
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	2,600	2,891
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	5,000	4,902
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,107
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,324
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/47 (Assured Guaranty Corp. Insured)	$ 5,000	$ 5,046
(DePaul Univ. Proj.):
Series 2005 A:
5% 10/1/10	1,235	1,246
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,998
Series 2005 B, 3.5%, tender 4/1/11 (XL Cap. Assurance, Inc. Insured) (b)	3,495	3,533
(Memorial Health Sys. Proj.) Series 2009, 5.25% 4/1/20	1,650	1,745
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,800	7,094
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	8,936
5% 5/15/19	3,940	4,150
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,169
6.25% 5/1/21	6,395	6,804
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	785	830
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,189
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,420
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	4,987
Illinois Gen. Oblig.:
(Illinois FIRST Proj.) Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,065
First Series, 5.5% 8/1/10	1,400	1,405
Series 2002:
5.25% 12/1/17 (FSA Insured)	1,000	1,072
5.375% 7/1/15 (Pre-Refunded to 7/1/12 @ 100) (f)	1,300	1,425
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,463
5.5% 4/1/16 (Pre-Refunded to 4/1/12 @ 100) (f)	1,000	1,087
5.5% 2/1/18 (Pre-Refunded to 2/1/12 @ 100) (f)	1,000	1,079
Series 2005, 5% 4/1/13 (AMBAC Insured)	7,600	8,139
Series 2007 B, 5% 1/1/15	1,150	1,256
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2010:
2% 1/1/11	$ 25,300	$ 25,416
5% 1/1/21 (FSA Insured)	10,000	10,573
Illinois Health Facilities Auth. Rev.:
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,649
(Riverside Health Sys. Proj.) Series 2000, 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (f)	2,755	2,845
Illinois Sales Tax Rev.:
Series 2000, 6% 6/15/20	1,600	1,606
Series 2010:
5% 6/15/15	1,200	1,334
5% 6/15/16	10,000	11,069
Series W, 5% 6/15/13	3,430	3,440
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100) (f)	2,300	2,689
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100) (f)	31,840	37,223
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	4,133
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (f)	1,500	1,743
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,179
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	3,212
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (f)	860	767
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	1,887
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,229
Lake County Cmnty. Unit School District #60 Waukegan:
Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,235
0% 12/1/14 (FSA Insured)	5,180	4,649
0% 12/1/15 (FSA Insured)	3,810	3,258
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Cmnty. Unit School District #60 Waukegan: - continued
Series D, 0% 12/1/10 (FSA Insured)	$ 3,380	$ 3,363
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,616
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	2,343
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 1992 A:
0% 6/15/11 (Escrowed to Maturity) (f)	7,780	7,722
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,450	2,754
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,240	2,436
0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	869
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	1,883
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,021
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,100	7,281
Series 2002 A, 0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,535	5,805
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/12	2,235	2,321
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,075
5% 10/1/19	1,475	1,556
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,300	1,346
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,670	2,923
0% 4/1/14	3,500	3,193
Will County Cmnty. Unit School District #365-U:
Series 2002:
0% 11/1/14 (FSA Insured)	2,800	2,517
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365-U: - continued
Series 2002:
0% 11/1/16 (FSA Insured)	$ 4,000	$ 3,240
0% 11/1/17 (FSA Insured)	1,300	987
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	882
		489,136
Indiana - 2.4%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	1,099
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,273
5% 1/10/14 (FSA Insured)	1,180	1,326
5% 7/10/14 (FSA Insured)	1,215	1,376
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (FSA Insured)	1,405	1,507
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	5,029
East Allen Woodlan School Bldg. Corp. Series 2005:
5% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,030	1,052
5% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,295	1,376
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,867
GCS School Bldg. Corp. One Series 2004, 5.5% 7/15/12 (FSA Insured)	1,280	1,398
Goshen Multi-School Bldg. Corp. Series 2005, 5% 1/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,922
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,163
5.25% 7/15/16 (FSA Insured)	2,095	2,428
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	11,380	13,378
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (b)(e)	1,650	1,679
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,352
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	$ 2,220	$ 2,411
5% 12/1/17	855	926
Series 2010 A, 5% 2/1/17	3,700	4,296
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	7,800	8,254
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A4, 5% 6/1/12	2,750	2,943
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,160
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,374
0% 12/1/17 (AMBAC Insured)	1,470	1,138
0% 6/1/18 (AMBAC Insured)	1,740	1,321
Indianapolis Local Pub. Impt. Bond Bank:
(Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (e)	1,110	1,187
(Wtrwks. Proj.) Series 2007 L, 5.25% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,665
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,187
Lawrenceburg School Bldg. Corp. Series 2002, 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (f)	1,090	1,197
Michigan City School Bldg. Corp. Series 2004, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,210	2,341
Petersburg Poll. Cont. Rev. Series 1991, 5.75% 8/1/21	9,000	9,297
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (f)	1,530	1,791
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (f)	1,310	1,534
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/21	1,000	1,145
5% 7/1/22	1,000	1,135
Rockport Poll. Cont. Rev.:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (b)	2,000	2,046
(Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (b)	3,500	3,949
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Rockport Poll. Cont. Rev.: - continued
(Indiana Michigan Pwr. Co. Proj.):
Series 2009 B, 6.25%, tender 6/2/14 (b)	$ 5,000	$ 5,642
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) Series 2009, 5% 3/1/36	5,000	5,327
Univ. of Southern Indiana Rev. Series J:
5% 10/1/11 (Assured Guaranty Corp. Insured)	1,700	1,777
5% 10/1/12 (Assured Guaranty Corp. Insured)	1,790	1,929
5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	2,074
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,661
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,509
Westfield Washington Multi-School Bldg. Corp. Series 2005 A, 5% 1/15/12 (FSA Insured)	1,005	1,062
		122,503
Iowa - 0.2%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,845
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11 (Escrowed to Maturity) (f)	4,800	4,907
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	2,540	2,672
		9,424
Kansas - 0.5%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	317
Kansas Dev. Fin. Auth. Rev. Series 2002 II:
5.5% 11/1/19	1,000	1,079
5.5% 11/1/20	1,000	1,078
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (b)	2,000	2,067
Overland Park Dev. Corp. Rev. (Overland Park Convention Ctr. Hotel Proj.) Series 2000 A, 7.375% 1/1/32 (Pre-Refunded to 1/1/11 @ 101) (f)	14,675	15,311
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	$ 1,430	$ 1,599
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17	5,000	5,449
		26,900
Kentucky - 0.8%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,468
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,408
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,134
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	8,021
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	13,618
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2003 C, 5.5% 7/1/12 (FSA Insured) (e)	2,250	2,389
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (b)	9,000	10,055
		43,093
Louisiana - 0.4%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,058
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (f)	2,700	2,831
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,364
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	1,050	1,114
(Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,289
5% 7/1/15	2,740	2,950
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,973
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
New Orleans Gen. Oblig.: - continued
Series 2005:
5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,740	$ 1,787
0% 9/1/13 (AMBAC Insured)	1,400	1,247
		22,613
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,626
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (f)	1,810	1,828
Series 2007:
5.25% 7/1/27 (AMBAC Insured)	2,065	2,224
5.25% 7/1/32 (AMBAC Insured)	2,080	2,203
6% 7/1/38	1,800	2,028
		12,909
Maryland - 1.2%
Maryland Gen. Oblig.:
(State & Local Facilities Ln. Prog.) Second Series 2009 B, 5% 8/15/21	15,545	18,087
Second Series B, 5% 8/15/20	18,180	21,312
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (b)	2,625	2,856
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	1,300	1,349
(Univ. of Maryland Med. Sys. Proj.):
Series 2005:
4% 7/1/10 (AMBAC Insured)	1,275	1,275
4% 7/1/11 (AMBAC Insured)	1,000	1,026
Series 2008 F:
4% 7/1/11	2,000	2,053
5% 7/1/12	1,000	1,060
5% 7/1/17	1,190	1,294
5% 7/1/18	2,500	2,700
Series 2010, 5.125% 7/1/39	3,600	3,658
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,980	2,200
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	$ 535	$ 592
5% 4/1/16	1,665	1,878
		61,340
Massachusetts - 2.7%
Braintree Gen. Oblig. Series 2009:
5% 5/15/20	2,570	2,912
5% 5/15/21	6,885	7,749
Lynn Gen. Oblig. 5% 12/1/11	2,060	2,180
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	570	592
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2000 A, 5.75% 7/1/18	260	260
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A:
5% 1/1/12	715	749
5% 1/1/13	750	801
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
5% 7/1/18	1,250	1,442
5% 7/1/19	1,150	1,334
5% 7/1/20	1,245	1,423
5% 7/1/21	1,840	2,085
Series Q2:
5% 7/1/18	1,650	1,903
5% 7/1/19	1,635	1,890
5% 7/1/20	1,780	2,034
5% 7/1/21	1,935	2,192
(Massachusetts Biomedical Research Corp. Proj.) Series C:
6.375% 8/1/14	1,315	1,332
6.375% 8/1/15	2,460	2,491
6.375% 8/1/16	2,570	2,602
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (b)(e)	3,000	3,186
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,095
5.75% 6/15/13	3,000	3,065
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.:
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (f)	$ 11,400	$ 12,470
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (f)	2,000	2,199
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (f)	1,800	2,023
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (f)	5,900	6,678
Series 2007 B, 5% 11/1/15	7,000	8,085
Series 2007 C:
5.25% 8/1/22	3,300	3,767
5.25% 8/1/23	1,600	1,814
5.25% 8/1/24	4,000	4,502
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (b)	1,300	1,338
(Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (b)	2,045	2,198
5%, tender 7/1/15 (b)	7,000	7,540
(CareGroup, Inc. Proj.):
Series 2008 E1:
5.125% 7/1/33	2,000	1,996
5.125% 7/1/38	1,500	1,466
Series 2008 E2:
5% 7/1/10	3,825	3,825
5% 7/1/11	3,000	3,107
5% 7/1/12	2,075	2,198
(Northeastern Univ. Proj.):
Series 2008 T2, 4.1%, tender 4/19/12 (b)	1,800	1,886
Series 2009 T1, 4.125%, tender 2/16/12 (b)	2,900	3,027
(Partners HealthCare Sys. Proj.) Series 2009 I3, 5% 7/1/20	7,500	8,108
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3, 5% 7/1/21	4,700	5,026
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (e)	1,000	999
5.5% 1/1/14 (AMBAC Insured) (e)	1,000	984
5.5% 1/1/17 (AMBAC Insured) (e)	4,040	3,833
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,582
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,570	$ 2,578
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		140,571
Michigan - 2.1%
Big Rapids Pub. School District Series 2009:
5% 5/1/11 (Assured Guaranty Corp. Insured)	1,000	1,028
5% 5/1/12 (Assured Guaranty Corp. Insured)	1,150	1,216
Clarkston Cmnty. Schools Series 2003, 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (f)	1,000	1,127
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	3,355	3,469
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003:
5% 9/30/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,037
5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,545
Detroit Gen. Oblig. Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,231
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	3,886
Series 2006 D, 0.795% 7/1/32 (b)	5,550	3,789
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	5,093
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,833
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,266
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,325	1,367
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,400
5% 12/1/15	665	718
Kalamazoo Pub. Schools Series 2009:
5% 5/1/11 (Assured Guaranty Corp. Insured)	2,735	2,815
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,576
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/13	$ 2,640	$ 2,803
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (f)	160	170
Michigan Gen. Oblig. Series 2001, 5.5% 12/1/12	1,570	1,733
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (e)	8,915	8,944
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series 1999 B, 3.75%, tender 3/15/12 (b)	10,000	10,391
(Crittenton Hosp. Proj.) Series 2002 A:
5.5% 3/1/16	1,000	1,028
5.5% 3/1/17	1,885	1,931
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	8,000	8,003
Series 2008 A:
5% 5/15/11	1,100	1,131
5% 5/15/12	1,250	1,315
5% 5/15/13	1,500	1,601
(Oakwood Obligated Group Proj.) Series 2003, 5.5% 11/1/11	1,915	1,994
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	5,500	6,032
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series 1999 A, 5.55% 9/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,500	1,489
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,326
Southfield Pub. Schools Series 2003 A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (f)	1,025	1,150
West Bloomfield School District Series 2009, 5% 5/1/12 (Assured Guaranty Corp. Insured)	1,040	1,104
Western Michigan Univ. Rev. Series 2009:
5.25% 11/15/12 (Assured Guaranty Corp. Insured)	2,780	3,012
5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,289
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
4% 1/1/13	1,000	1,057
4% 1/1/14	1,100	1,172
5% 1/1/15	1,585	1,759
		106,830
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - 0.4%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	$ 575	$ 586
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (e)	1,000	1,066
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,350
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,443
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,570	5,887
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/12	400	416
5% 5/15/13	395	417
5% 5/15/14	250	265
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,563
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,500	1,666
5.5% 7/1/18	1,400	1,543
		20,202
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (b)(e)	1,275	1,294
Mississippi Dev. Bank Spl. Oblig. (Wilkinson County Correctional Facility Proj.) Series 2008 D, 5% 8/1/10	1,995	2,002
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,376
5% 8/15/13	1,500	1,591
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/11	1,305	1,331
		7,594
Missouri - 0.3%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/13	1,000	1,055
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (f)	$ 1,000	$ 1,106
Metropolitian St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,109
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,078
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev.:
5.125% 1/1/20	370	397
5.125% 1/1/20 (Pre-Refunded to 1/1/13 @ 100) (f)	1,945	2,156
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2010 B, 4.75% 6/1/34	2,425	2,379
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (f)	2,370	2,442
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (e)	1,500	1,562
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	2,010	2,016
(Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	2,009
		17,309
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	7,400	7,631
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
(Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,794
(Immanuel Med. Ctr. Proj.) Series 2010, 5.625% 1/1/40	1,500	1,523
		5,317
Nevada - 0.5%
Clark County Arpt. Rev.:
Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (e)	1,500	1,546
5.375% 7/1/20 (AMBAC Insured) (e)	1,100	1,124
Series 2008 E, 5% 7/1/11	5,000	5,179
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	$ 5,965	$ 6,396
Series 2002 C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (f)	1,000	1,094
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,562
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	1,000	1,072
5% 7/1/14	1,000	1,069
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300	2,487
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,456
		26,985
New Hampshire - 0.0%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	600	612
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth College Proj.) Series 2009, 5% 6/1/19	1,000	1,167
		1,779
New Jersey - 1.8%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 A, 5% 2/15/14	1,710	1,787
Series 2005 B, 5% 2/15/13	2,210	2,303
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,667
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,193
5.25% 6/15/21	4,500	4,930
5.25% 6/15/22	10,585	11,480
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	4,500	4,735
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2003 F, 5% 6/15/11 (Escrowed to Maturity) (f)	1,385	1,446
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
Series 2005 O:
5.125% 3/1/28	$ 2,000	$ 2,081
5.25% 3/1/15	3,000	3,348
5.25% 3/1/21	6,500	6,996
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,292
5.25% 3/1/23	1,500	1,607
5.25% 3/1/24	5,550	5,880
5.25% 3/1/25	4,200	4,435
5.25% 3/1/26	4,700	4,949
Series 2005 P, 5.125% 9/1/28	1,100	1,149
Series 2008 Y:
5% 9/1/10	1,000	1,007
5% 9/1/11	1,000	1,054
5% 9/1/12	2,545	2,789
New Jersey Edl. Facilities Auth. Rev. (Higher Ed. Cap. Impt. Fund Prog.) Series 2000 B, 5.75% 9/1/10	1,565	1,578
New Jersey Health Care Facilities Fing. Auth. Rev. (Saint Peter's Univ. Hosp. Proj.) Series 2000 A, 6.875% 7/1/30	1,200	1,206
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	3,735	4,361
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (f)	6,420	7,488
Series 2005 A, 5% 1/1/25 (FSA Insured)	2,610	2,767
New Jersey Trans. Trust Fund Auth. Series A, 5.25% 12/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,373
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	2,000	2,078
		92,979
New Mexico - 1.0%
Farmington Poll. Cont. Rev. (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	27,900	28,439
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,380
4% 9/1/16	3,000	3,216
New Mexico Hosp. Equip. Ln. Council Rev. (Presbyterian Healthcare Svcs. Proj.) Series 2009 A, 5% 8/1/39	2,200	2,230
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009:
5% 5/15/18 (FSA Insured)	$ 2,870	$ 3,293
5% 5/15/19 (FSA Insured)	3,420	3,914
5% 5/15/20 (FSA Insured)	2,585	2,922
5% 5/15/21 (FSA Insured)	2,725	3,052
		52,446
New York - 12.7%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,192
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	2,004
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	4,740	5,154
5.75% 5/1/22	2,240	2,371
Series 2004:
5.75% 5/1/17	2,895	3,237
5.75% 5/1/19 (FSA Insured)	5,590	6,103
5.75% 5/1/22 (FSA Insured)	8,525	9,205
5.75% 5/1/25 (FSA Insured)	1,715	1,840
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2003 B, 5% 6/1/11	1,075	1,114
Series 2008 A, 6% 5/1/33	6,000	6,775
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,071
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	2,495	2,666
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	155	157
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,033
Series 2002 A1, 5.25% 11/1/14	600	639
Series 2002 C, 5.5% 8/1/13	2,000	2,218
Series 2003 J:
5.5% 6/1/19	1,665	1,815
5.5% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (f)	650	738
Series 2005 F1, 5.25% 9/1/14	3,600	4,113
Series 2005 G, 5% 8/1/14	6,500	7,351
Series 2005 J, 5% 3/1/12	3,020	3,226
Series 2005 K, 5% 8/1/11	3,485	3,645
Series 2008 A1, 5.25% 8/15/21	11,000	12,406
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2008 E, 5% 8/1/13	$ 11,760	$ 13,084
Series 2009 H1, 5% 3/1/15 (Assured Guaranty Corp. Insured)	10,000	11,403
Series 2010 C, 5% 8/1/14	10,000	11,309
Series 2010 E, 5% 8/1/16	11,210	12,786
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2005 D:
5% 6/15/38	4,200	4,356
5% 6/15/39	1,600	1,655
Series FF 2, 5.5% 6/15/40	800	895
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,555	5,019
Series 2009 S2, 6% 7/15/38	7,000	7,973
Series 2009 S3, 5.25% 1/15/34	20,000	21,110
Series 2009 S4, 5.75% 1/15/39	6,400	7,119
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	9,240	9,780
6% 11/1/28 (a)	40,925	43,586
Series 2003 B, 5.25% 2/1/29 (a)	3,800	3,890
Series 2010 B, 5% 11/1/20	37,195	42,875
Series 2010 D:
5% 11/1/15	1,475	1,706
5% 11/1/16	9,410	10,914
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/17	9,975	11,476
5% 3/15/19	11,040	12,782
Series 2009 A, 5% 2/15/34	4,200	4,437
Series 2009 D, 5% 6/15/13	28,070	31,325
Series 2010 A:
5% 2/15/19	1,000	1,158
5% 2/15/20	3,000	3,470
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	10,000	10,590
Series A:
5.75% 7/1/13	3,400	3,609
5.75% 7/1/13 (AMBAC Insured)	1,100	1,168
Series C, 7.5% 7/1/10	1,160	1,160
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
5% 2/15/11	$ 2,720	$ 2,791
5% 2/15/12	6,855	7,300
5% 2/15/13	6,545	7,150
5% 8/15/13	7,390	8,201
(Mental Health Svcs. Proj.) Series 2005 D, 5% 2/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,000	9,565
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	900	926
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	5,300	5,855
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	6,120
Series 2009 A:
5% 7/1/20	5,000	5,582
5% 7/1/21	12,335	13,701
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	16,225	18,962
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/13	4,280	4,802
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	7,890	8,963
Series 2005 C, 5.25% 11/15/14	1,000	1,133
Series 2008 A, 5.25% 11/15/36	8,800	9,048
Series 2008 B2, 5%, tender 11/15/12 (b)	9,600	10,399
Series 2008 C, 6.5% 11/15/28	11,300	13,107
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	1,300	1,342
5.25% 1/1/27	5,000	5,294
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,295
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A:
5% 4/1/13	3,420	3,780
5% 4/1/14	1,500	1,691
Series 2010 A, 5% 4/1/23	8,195	9,151
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,789
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	5,745	6,065
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Urban Dev. Corp. Rev.: - continued
Series 2008 D, 5% 1/1/13	$ 9,500	$ 10,350
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (b)(e)	3,000	3,082
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	7,025	7,533
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,355
5.25% 6/1/22 (AMBAC Insured)	9,450	10,085
5.5% 6/1/14	1,215	1,219
5.5% 6/1/15	5,780	5,800
5.5% 6/1/16	20,000	20,067
5.5% 6/1/17	1,900	1,979
5.5% 6/1/19	1,000	1,092
Series 2003B 1C:
5.5% 6/1/14	3,505	3,515
5.5% 6/1/15	4,900	4,917
5.5% 6/1/16	1,600	1,669
5.5% 6/1/17	7,950	8,282
5.5% 6/1/18	17,165	18,337
5.5% 6/1/19	4,700	5,134
5.5% 6/1/20	800	871
5.5% 6/1/22	600	649
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 A, 5.125% 1/1/22	2,000	2,102
Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (f)	9,100	10,537
		656,295
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	1,215	1,217
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	4,100	4,348
		5,565
North Carolina - 0.9%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,715
5.25% 6/1/20 (AMBAC Insured)	1,520	1,617
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/17	$ 2,245	$ 2,582
5% 3/1/19	3,000	3,474
5% 3/1/20	3,500	4,004
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003 A, 5% 11/1/11 (FSA Insured)	1,200	1,256
Series 2003:
5% 11/1/10 (FSA Insured)	1,300	1,314
5% 11/1/12 (FSA Insured)	1,300	1,393
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17	1,400	1,524
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 A, 5.5% 1/1/11	1,725	1,764
Series 2009 B:
5% 1/1/15	1,250	1,370
5% 1/1/16	3,000	3,278
5% 1/1/20	2,110	2,283
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,584
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,420
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,395
5% 6/1/22	4,000	4,240
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,700	1,790
		44,003
North Dakota - 0.1%
Fargo Health Sys. Rev. Series 2002 A, 5.625% 6/1/15 (AMBAC Insured)	3,685	3,824
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006:
5% 7/1/12	1,000	1,031
5% 7/1/14	1,000	1,040
		5,895
Ohio - 2.2%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/12	1,690	1,751
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A2:
5.75% 6/1/34	2,000	1,501
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A2: - continued
6% 6/1/42	$ 1,500	$ 1,128
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,495
Franklin County Hosp. Rev. Series 2001, 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (f)	2,000	2,103
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (f)	1,060	1,136
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (f)	1,100	1,137
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (b)	3,480	3,636
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,443
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,532
5% 10/1/22	2,000	2,202
5% 10/1/23	3,000	3,271
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	3,475	4,026
Series 2010 B, 4% 9/15/15	2,830	3,124
(Higher Ed. Proj.):
Series 2010 A:
5% 8/1/15	6,010	6,916
5% 8/1/16	3,480	4,016
Series 2010 B, 5% 8/1/15	15,775	18,152
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.375% 1/1/38	2,100	2,175
5.5% 1/1/43	1,500	1,561
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,077
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/14	7,000	8,014
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	5,900	6,558
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.: - continued
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (b)(e)	$ 15,000	$ 16,549
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (f)	975	1,067
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500	508
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (f)	1,000	1,031
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/11	1,220	1,267
5.75% 12/1/35	5,200	5,248
		113,651
Oklahoma - 0.9%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (f)	1,000	988
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,142
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	7,355	7,701
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,359
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,684
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,475
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B:
5% 8/15/12	1,500	1,589
5% 8/15/13	1,260	1,357
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,467
5% 1/1/22 (FSA Insured)	12,455	13,751
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	$ 5,465	$ 5,592
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,471
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,093
5% 12/15/14	850	940
		48,609
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	3,500	3,739
Pennsylvania - 3.4%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,500	3,644
Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,210	1,244
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/13	6,200	6,833
Series 2008 B:
5% 6/15/11	1,800	1,874
5% 6/15/12	2,000	2,137
5% 6/15/13	2,000	2,191
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,419
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,421
Centennial School District Series 2009 B, 5.125% 12/15/32 (FSA Insured)	6,770	7,123
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series 2006 A:
5% 12/15/12	1,120	1,133
5% 12/15/13	1,155	1,164
Series 2006 B, 5% 12/15/13	3,115	3,140
(Crozer-Keystone Health Sys. Proj.) Series 2002:
5.75% 12/15/13	340	351
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (f)	380	416
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22	$ 2,400	$ 2,977
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,608
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	1,974
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,684
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,365
Series 2009 A, 5% 6/1/17	2,925	3,096
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (e)	1,300	1,328
6.5% 11/1/16 (e)	1,100	1,144
Pennsylvania Gen. Oblig.:
Second Series 2003, 5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,589
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100) (f)	1,745	2,048
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(The Trustees of the Univ. of Pennsylvania Proj.) Series 2009 A, 5% 9/1/19	5,000	5,821
(The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,279
(UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22 (Pre-Refunded to 1/15/11 @ 101) (f)	4,000	4,159
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	17,214
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2001 S, 5.625% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,636
Series 2008 B1, 5.5% 6/1/33	8,500	9,019
Series 2009 B, 5% 12/1/16	12,500	14,378
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,802
(1998 Gen. Ordinance Proj.):
Eighth Series A, 5% 8/1/15	2,900	3,140
Fifth Series A1, 5% 9/1/33 (FSA Insured)	2,000	2,010
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gen. Oblig.:
Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	$ 1,000	$ 1,039
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,896
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,360	3,512
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	730
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	2,100	2,160
Series 2010 C:
5% 9/1/20	14,000	15,182
5% 9/1/21	6,000	6,408
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,341
Pittsburgh School District Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,000	1,038
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	3,007
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,559
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	5,014
West Allegheny School District Series 2003 B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,482
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,321
		176,050
Puerto Rico - 0.3%
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/10	11,460	11,639
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (b)	5,000	5,353
		16,992
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series 2006 A, 5% 5/15/14 (FSA Insured)	2,000	2,161
(Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	630	665
		2,826
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - 0.6%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 A, 5.25% 8/15/11	$ 1,765	$ 1,815
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,436
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) Series 2005, 5% 4/1/11 (AMBAC Insured)	1,565	1,615
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,700	1,729
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,518
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) Series 2005, 5% 12/1/10	680	692
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	818
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,176
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2010, 5% 2/1/18	1,935	2,086
(Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,052
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. (Palmetto Health Alliance Proj.) Series 2000 A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (f)	5,500	5,770
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,457
Series 2005 A, 5.5% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,488
Sumter Two School Facilities, Inc. Rev. Series 2007:
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,115	1,268
5% 12/1/17 (Assured Guaranty Corp. Insured)	1,335	1,507
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,700	3,995
		32,422
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Dakota - 0.2%
Minnehaha County Gen. Oblig. Series 2001:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (f)	$ 2,000	$ 2,035
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (f)	2,115	2,150
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (f)	2,350	2,386
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	375	410
5.25% 11/1/18	1,000	1,098
		8,079
Tennessee - 1.4%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006:
5% 12/15/10	5,000	5,070
5% 12/15/11	3,270	3,356
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,567
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	5,100	5,362
(Fort Sanders Alliance Proj.) Series 1993:
5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,240	1,330
6.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,844
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2003 A:
5% 9/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,766
5% 9/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,907
5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,213
Series 2010 B, 5.625% 7/1/20 (e)	5,000	5,328
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	$ 1,600	1,744
4.75% 7/1/15	3,560	3,874
Sevierville Pub. Bldg. Auth. Series 2009, 5% 6/1/14	17,600	19,770
Shelby County Gen. Oblig. Series 1996 B, 0% 12/1/12	10,000	9,486
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,519
		72,136
Texas - 11.3%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,923
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,442
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	841
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,769
6% 1/1/18	1,000	991
6% 1/1/19	1,335	1,308
Austin Independent School District Series 2006, 5.25% 8/1/11	3,515	3,698
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	5,186
0% 11/15/12 (AMBAC Insured)	5,645	5,391
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,458
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2005 A, 5% 5/15/31 (AMBAC Insured)	2,100	2,174
Series 2006, 5% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,735	1,764
Series 2009 A:
5% 11/15/14	2,315	2,634
5% 11/15/17	1,375	1,588
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,165
5.25% 2/15/42	6,000	6,339
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	$ 2,090	$ 2,412
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,227
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	186
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (f)	1,190	1,295
5.375% 5/1/16 (FSA Insured)	185	196
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (f)	1,240	1,349
5.375% 5/1/17 (FSA Insured)	195	206
Birdville Independent School District Series 1999, 0% 2/15/12	4,150	4,084
Boerne Independent School District Series 2004, 5.25% 2/1/35	1,300	1,336
Brazos County Gen. Oblig. Series 2008, 5% 9/1/24 (FSA Insured)	2,630	2,871
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,173
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,574
Camino Real Reg'l. Mobility Auth. Series 2008:
5% 2/15/13	9,340	9,926
5% 8/15/13	9,575	10,266
Clint Independent School District:
Series 2003:
5.5% 8/15/18	190	204
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (f)	810	895
Series 2008, 5% 8/15/21	1,310	1,479
Corpus Christi Independent School District Series 2009, 4% 8/15/13	7,000	7,587
Cypress-Fairbanks Independent School District:
Series 2002, 5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,500	1,627
Series A, 0% 2/15/16	3,640	3,160
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2008:
5.25% 12/1/43	2,555	2,682
5.25% 12/1/48	19,160	20,046
5% 12/1/36	7,100	7,343
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Area Rapid Transit Sales Tax Rev.: - continued
5.25% 12/1/38	$ 6,700	$ 7,208
Dallas County Cmnty. College Series 2009, 5% 2/15/21	1,675	1,923
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,608
5% 11/1/16	3,000	3,354
5% 11/1/21	1,500	1,596
Series 2009, 5% 11/1/19	1,000	1,110
Dallas Independent School District:
Series 2005, 5.25% 8/15/11	2,000	2,107
Series 2008, 6.375% 2/15/34	1,300	1,524
Del Valle Independent School District Series 2001, 5.5% 2/1/11	1,350	1,386
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	1,695
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,609
Series 2009:
5% 2/15/17	1,220	1,406
5% 2/15/22	8,920	9,956
Fort Worth Wtr. & Swr. Rev. Series 2003 A, 5% 2/15/11 (FSA Insured)	2,000	2,056
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,752
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,035	1,091
Garland Independent School District Series 2001, 5.5% 2/15/12	35	35
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (AMBAC Insured)	1,170	1,262
Grapevine Gen. Oblig. Series 2009:
5% 2/15/13	4,120	4,507
5% 2/15/14	1,745	1,945
Harlandale Independent School District Series 2000, 5.5% 8/15/35 (Pre-Refunded to 8/15/10 @ 100) (f)	15	15
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2008 D, 4% 11/15/10	1,000	1,007
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Texas Children's Hosp. Proj.) Series 2010, 5% 10/1/29	1,500	1,536
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Rev.: - continued
(Texas Children's Hosp. Proj.) Series 2009, 5% 10/1/19	$ 1,260	$ 1,350
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	5,212
(Road Proj.) Series 2008 B:
5% 8/15/17	2,000	2,289
5% 8/15/18	1,000	1,150
5.25% 8/15/47	9,740	10,171
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	7,844
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	2,400	2,726
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.) Series 2002:
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (f)	1,000	1,081
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (f)	1,140	1,233
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series 1997 A, 5.375% 7/15/11 (FSA Insured) (e)	3,300	3,307
Series A, 5.5% 7/1/39	6,000	6,407
Houston Independent School District:
Series 2005 A, 0% 2/15/16	6,395	5,551
Series A, 0% 8/15/11	13,740	13,620
0% 8/15/10 (AMBAC Insured)	2,200	2,199
0% 8/15/15	2,000	1,787
Houston Util. Sys. Rev.:
Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (b)	7,200	7,453
Series 2007 B, 5% 11/15/18 (FGIC Insured)	2,500	2,795
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,595
0% 12/1/11 (AMBAC Insured)	8,250	8,174
Humble Independent School District:
Series 2000:
0% 2/15/16	1,250	1,085
0% 2/15/17	1,400	1,159
Series 2009, 4% 2/15/14	410	445
Hurst Euless Bedford Independent School District Series 1994, 0% 8/15/12	5,105	4,989
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Irving Gen. Oblig. Series 2009:
5% 9/15/17	$ 1,885	$ 2,187
5% 9/15/18	1,890	2,201
5% 9/15/21	2,340	2,659
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	898
Keller Independent School District Series 1996 A:
0% 8/15/12	1,590	1,554
0% 8/15/17	1,020	828
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,571
Klein Independent School District Series 2005 A:
5% 8/1/13	1,455	1,633
5% 8/1/14	5,110	5,855
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,600
Longview Independent School District 5% 2/15/20	1,000	1,134
Lower Colorado River Auth. Rev.:
Series 2008, 5.75% 5/15/37	3,600	3,765
Series 2010:
5% 5/15/14	6,000	6,767
5% 5/15/15	2,475	2,811
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C:
5% 5/15/33	2,200	2,206
5.25% 5/15/21	2,405	2,520
Manor Independent School District Series 2007, 5.25% 8/1/34	2,000	2,119
Mansfield Independent School District:
5.5% 2/15/13	230	237
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,345	1,388
5.5% 2/15/14	330	339
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (f)	1,950	2,012
5.5% 2/15/15	25	27
5.5% 2/15/16	35	37
5.5% 2/15/16 (Pre-Refunded to 2/15/12 @ 100) (f)	3,415	3,694
5.5% 2/15/18	145	149
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (f)	855	882
5.5% 2/15/19	370	376
5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	2,160	2,228
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Matagorda County Navigation District No. 1 Poll. Cont. Rev. (AEP Texas Central Co. Proj.) Series 2008, 5.125%, tender 6/1/11 (b)	$ 7,000	$ 7,202
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,025
Montgomery County Gen. Oblig.:
Series 2002 A:
5.625% 3/1/19 (FSA Insured)	520	549
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (f)	3,480	3,776
Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,583
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,025
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,291
New Braunfels Independent School District Series 2001, 5.5% 2/1/15 (Pre-Refunded to 2/1/11 @ 100) (f)	1,135	1,168
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (f)	2,520	2,917
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2008:
5% 6/1/24	2,100	2,281
5% 6/1/25	1,050	1,128
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28 (AMBAC Insured)	3,300	3,321
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (f)	1,100	1,257
North Texas Tollway Auth. Rev. Series 2008 A, 6% 1/1/23	2,200	2,427
Northside Independent School District:
Series 2001:
5.5% 2/15/13	1,090	1,123
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,220	1,259
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (f)	530	547
Series 2009, 2.1%, tender 6/1/11 (b)	7,000	7,072
Series A:
5.25% 2/15/17	725	764
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Northside Independent School District: - continued
Series A:
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	$ 2,250	$ 2,425
Pasadena Independent School District Series 2007, 5% 2/15/21	1,640	1,818
Pearland Independent School District Series 2001 A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	1,000	1,034
Pflugerville Independent School District Series 2000, 5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (f)	500	503
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,291
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,709
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	1,400	1,473
Series 2007, 5.375% 8/15/33	7,340	7,884
Rockdale Independent School District Series 2007, 5.25% 2/15/37	2,020	2,128
Rockwall Independent School District:
Series 2001, 5.625% 2/15/11	3,865	3,979
Series 2002:
5.375% 2/15/17	20	21
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,025	1,107
5.375% 2/15/18	25	26
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (f)	1,345	1,452
Round Rock Independent School District Series 2002:
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (f)	1,000	1,101
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (f)	1,050	1,156
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (e)	2,165	2,322
San Antonio Elec. & Gas Sys. Rev.:
Series 1992, 5.75% 2/1/11 (Escrowed to Maturity) (f)	295	304
Series 2002, 5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (f)	2,505	2,687
Series 2006 A, 5% 2/1/22	2,035	2,216
Series 2008, 5% 2/1/22	2,100	2,331
5.375% 2/1/17	3,140	3,350
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (f)	355	383
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005:
5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,740	$ 1,918
5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	2,071
San Antonio Wtr. Sys. Rev. Series 2002 A, 5% 5/15/32 (FSA Insured)	700	719
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17	5,000	5,640
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (f)	3,650	4,234
Sherman Independent School District (School Bldg. Proj.) Series 2008, 1.9%, tender 8/1/10 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (b)	7,500	7,502
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,408
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.):
Series 2002, 5.5% 10/1/12 (AMBAC Insured)	2,905	3,195
Series 2009:
5% 10/1/19	3,045	3,533
5% 10/1/20	2,180	2,518
Spring Branch Independent School District:
Series 2001:
5.375% 2/1/14	1,065	1,091
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (f)	1,635	1,682
5.375% 2/1/18	480	491
Series 2008, 5.25% 2/1/38	1,600	1,700
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	1,175	1,301
5% 11/15/14	2,005	2,241
5% 11/15/15	1,880	2,104
5.75% 11/15/24	4,700	5,105
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,757
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,942
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.:
(College Student Ln. Prog.) Series 1997, 5.375% 8/1/10 (e)	$ 1,915	$ 1,921
Series 2008, 5% 10/1/12	3,500	3,833
Series 2009 A:
5% 10/1/17	3,660	4,265
5% 10/1/18	3,950	4,610
5% 10/1/19	5,500	6,435
0% 10/1/13	8,900	8,404
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	6,721
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	6,000	6,106
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,439
Texas State Univ. Sys. Fing. Rev. Series 2004, 5% 3/15/12 (FSA Insured)	2,000	2,141
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	10,110	10,280
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2009, 5%, tender 2/15/11 (b)	4,900	5,001
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/21	3,400	3,801
Texas Wtr. Dev. Board Rev.:
Series 1999 A, 5.5% 7/15/21	1,700	1,705
Series 1999 B, 5.625% 7/15/21	2,010	2,016
Series 2008 B, 5.25% 7/15/23	1,000	1,119
Tomball Independent School District 5% 2/15/21 (Assured Guaranty Corp. Insured)	2,075	2,271
Town Ctr. Impt. District Sales & Hotel Occupancy Tax Series 2001, 5.625% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	2,306
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2003, 5.25% 7/1/10	4,080	4,080
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	2,914
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,138
Waller Independent School District:
5.5% 2/15/26	3,220	3,613
5.5% 2/15/33	4,160	4,549
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Waller Independent School District: - continued
5.5% 2/15/37	$ 4,820	$ 5,218
Waxahachie Independent School District:
Series 1997, 0% 8/15/14	1,460	1,355
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (f)	4,780	2,464
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (f)	3,860	1,858
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,250	1,304
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35	36
Wylie Independent School District Series 2001, 0% 8/15/20	1,000	693
Ysleta Independent School District:
Series 1993, 0% 8/15/11	1,100	1,090
Series 2005, 5% 8/15/23	1,745	1,904
		584,939
Utah - 0.4%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,568
5% 8/15/18	2,500	2,766
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2001 B, 5.5% 5/15/12 (AMBAC Insured)	5,000	5,234
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2003 A, 5% 7/1/10 (AMBAC Insured)	2,740	2,740
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,533
		20,841
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	1,200	1,216
6.125% 12/1/27 (AMBAC Insured)	2,800	2,819
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	1,000	1,068
5% 12/1/14 (FSA Insured)	1,200	1,307
5% 12/1/15 (FSA Insured)	1,000	1,088
		7,498
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/13	$ 3,250	$ 3,502
5% 10/1/14	3,000	3,296
		6,798
Virginia - 0.7%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (b)(e)	7,500	7,479
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series 1998 B, 5.375% 1/1/11 (FSA Insured) (e)	2,750	2,756
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (b)	2,200	2,283
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	12,000	13,210
Peninsula Port Auth. Coal Term. Rev. (Dominion Term. Associates Proj.) Series 2003, 5%, tender 10/1/11 (b)	5,000	5,187
York County Econ. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	2,500	2,661
		33,576
Washington - 2.6%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27	1,500	1,576
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,470
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,136
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,040
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (b)(e)	1,000	1,080
Chelan County School District #246, Wenatchee Series 2002, 5.5% 12/1/19 (Pre-Refunded to 6/1/12 @ 100) (f)	1,300	1,422
Clark County Pub. Util. District #1 Elec. Rev. Series 2002 B, 5.25% 1/1/11 (FSA Insured)	1,715	1,756
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,161
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2002 B, 6% 7/1/17	$ 4,000	$ 4,377
Series 2006 A, 5% 7/1/13	5,000	5,576
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002:
5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145	154
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (f)	1,855	2,060
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,000	1,076
King County Gen. Oblig. (Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300	2,388
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	10,105
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	13,132
Series 2009, 5.25% 1/1/42	1,900	2,008
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,437
5% 12/1/19	1,385	1,574
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,101
5.75% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,087
Thurston County Tumwater School District #33 Gen. Oblig. Series 1996 B:
0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,415	6,278
0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,830	6,562
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,025	1,978
Series 2001 C:
5.25% 1/1/16 (Pre-Refunded to 1/1/11 @ 100) (f)	3,000	3,071
5.25% 1/1/26 (FSA Insured) (Pre-Refunded to 1/1/11 @ 100) (f)	11,200	11,470
Series R 97A, 0% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,440	2,516
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	$ 2,500	$ 2,720
5% 8/15/16	2,500	2,720
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,213
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,065	3,139
Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,587
(Swedish Health Svcs. Proj.) Series 1998, 5.5% 11/15/12 (AMBAC Insured)	3,000	3,022
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B:
0% 7/1/10	16,000	16,000
0% 7/1/10	2,250	2,250
0% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	3,872
		132,114
West Virginia - 0.1%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (f)	1,100	941
West Virginia Commissioner of Hwys. Spl. Oblig. Series 2006 A, 5% 9/1/12 (FSA Insured)	1,500	1,614
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,432
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (FGIC Insured)	2,815	3,139
		7,126
Wisconsin - 0.7%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (f)	1,195	1,291
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (f)	1,300	1,439
Menasha Joint School District:
5.5% 3/1/19 (FSA Insured)	60	63
5.5% 3/1/19 (FSA Insured) (Pre-Refunded to 3/1/12 @ 100) (f)	970	1,032
Wisconsin Gen. Oblig.:
Series 2000 D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (f)	1,000	1,038
Series 2008 D, 5.5% 5/1/26	1,100	1,240
Series 2010 1, 5% 5/1/20	2,305	2,658
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/14	$ 1,000	$ 1,070
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	885
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (f)	1,760	1,925
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,098
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,098
Series 2003 A, 5.5% 8/15/14	1,775	1,889
Series 2006 A, 5% 8/15/12	4,795	5,029
Wisconsin Trans. Rev. Series 2002 2, 5.125% 7/1/22 (Pre-Refunded to 7/1/12 @ 100) (f)	10,655	11,623
		33,378
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	4,050	4,357
TOTAL MUNICIPAL BONDS (Cost $4,535,884)		4,704,751
Municipal Notes - 0.2%

Florida - 0.2%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11 (Cost $10,600)	10,600	10,945
Money Market Funds - 0.4%
	Shares
Fidelity Municipal Cash Central Fund, 0.27% (c)(d) (Cost $20,743)	20,743,000	20,743
TOTAL INVESTMENT PORTFOLIO - 91.9% (Cost $4,567,227)		4,736,439
NET OTHER ASSETS (LIABILITIES) - 8.1%		420,240
NET ASSETS - 100%		$ 5,156,679
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 26
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 4,715,696	$ -	$ 4,715,696	$ -
Money Market Funds	20,743	20,743	-	-
Total Investments in Securities:	$ 4,736,439	$ 20,743	$ 4,715,696	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	33.7%
Health Care	13.0%
Special Tax	11.1%
Electric Utilities	8.6%
Escrowed/Pre-Refunded	8.5%
Transportation	7.1%
Others* (Individually Less Than 5%)	18.0%
100.0%
* Includes net other assets
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $2,359,000 of which $741,000 and $1,618,000 will expire on December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2010 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,546,484)	$ 4,715,696
Fidelity Central Funds (cost $20,743)	20,743
Total Investments (cost $4,567,227)		$ 4,736,439
Cash		369,232
Receivable for fund shares sold		6,375
Interest receivable		59,442
Distributions receivable from Fidelity Central Funds		5
Other receivables		83
Total assets		5,171,576

Liabilities
Payable for investments purchased	$ 1,976
Payable for fund shares redeemed	6,340
Distributions payable	3,471
Accrued management fee	1,197
Transfer agent fee payable	1,533
Distribution fees payable	79
Other affiliated payables	221
Other payables and accrued expenses	80
Total liabilities		14,897

Net Assets		$ 5,156,679
Net Assets consist of:
Paid in capital		$ 4,988,161
Undistributed net investment income		271
Accumulated undistributed net realized gain (loss) on investments		(965)
Net unrealized appreciation (depreciation) on investments		169,212
Net Assets		$ 5,156,679

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2010 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($114,999 ÷ 11,207.3 shares)	$ 10.26

Maximum offering price per share (100/96.00 of $10.26)	$ 10.69
Class T: Net Asset Value and redemption price per share ($13,938 ÷ 1,359.1 shares)	$ 10.26

Maximum offering price per share (100/96.00 of $10.26)	$ 10.69
Class B: Net Asset Value and offering price per share ($3,589 ÷ 349.8 shares)A	$ 10.26

Class C: Net Asset Value and offering price per share ($59,584 ÷ 5,805.0 shares)A	$ 10.26

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($4,065,878 ÷ 396,473.4 shares)	$ 10.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($898,691 ÷ 87,511.2 shares)	$ 10.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2010 (Unaudited)
Investment Income
Interest		$ 92,310
Income from Fidelity Central Funds		26
Total income		92,336

Expenses
Management fee	$ 7,061
Transfer agent fees	2,292
Distribution fees	441
Accounting fees and expenses	327
Custodian fees and expenses	36
Independent trustees' compensation	8
Registration fees	181
Audit	29
Legal	7
Miscellaneous	31
Total expenses before reductions	10,413
Expense reductions	(97)	10,316
Net investment income		82,020
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,791
Change in net unrealized appreciation (depreciation) on investment securities		45,325
Net gain (loss)		47,116
Net increase (decrease) in net assets resulting from operations		$ 129,136

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 82,020	$ 134,398
Net realized gain (loss)	1,791	(1,927)
Change in net unrealized appreciation (depreciation)	45,325	169,227
Net increase (decrease) in net assets resulting from operations	129,136	301,698
Distributions to shareholders from net investment income	(81,997)	(134,341)
Share transactions - net increase (decrease)	505,983	1,420,712
Redemption fees	24	119
Total increase (decrease) in net assets	553,146	1,588,188

Net Assets
Beginning of period	4,603,533	3,015,345
End of period (including undistributed net investment income of $271 and of $248, respectively)	$ 5,156,679	$ 4,603,533

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.158	.325	.344	.357	.365	.060
Net realized and unrealized gain (loss)	.100	.482	(.277)	.005	.003	.051
Total from investment operations	.258	.807	.067	.362	.368	.111
Distributions from net investment income	(.158)	(.327)	(.346)	(.357)	(.365)	(.061)
Distributions from net realized gain	-	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.158)	(.327)	(.348)	(.372)	(.368)	(.101)
Redemption fees added to paid in capital E	- J	- J	.001	- J	- J	- J
Net asset value, end of period	$ 10.26	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	2.55%	8.43%	.69%	3.71%	3.77%	1.12%
Ratios to Average Net Assets F, I
Expenses before reductions	.70% A	.71%	.68%	.68%	.63%	.61% A
Expenses net of fee waivers, if any	.70% A	.71%	.68%	.68%	.63%	.61% A
Expenses net of all reductions	.69% A	.71%	.61%	.61%	.50%	.60% A
Net investment income	3.11% A	3.25%	3.55%	3.61%	3.71%	3.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 114,999	$ 105,771	$ 43,347	$ 6,211	$ 1,811	$ 101
Portfolio turnover rate G	10% A	5%	8%	18%	24%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.159	.328	.347	.355	.358	.050
Net realized and unrealized gain (loss)	.101	.481	(.279)	.006	.004	.059
Total from investment operations	.260	.809	.068	.361	.362	.109
Distributions from net investment income	(.160)	(.329)	(.347)	(.356)	(.359)	(.059)
Distributions from net realized gain	-	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.160)	(.329)	(.349)	(.371)	(.362)	(.099)
Redemption fees added to paid in capital E	- J	- J	.001	- J	- J	- J
Net asset value, end of period	$ 10.26	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	2.57%	8.46%	.70%	3.70%	3.71%	1.10%
Ratios to Average Net Assets F, I
Expenses before reductions	.66% A	.69%	.68%	.68%	.68%	.78% A
Expenses net of fee waivers, if any	.66% A	.69%	.68%	.68%	.68%	.78% A
Expenses net of all reductions	.66% A	.68%	.63%	.63%	.59%	.76% A
Net investment income	3.15% A	3.28%	3.53%	3.59%	3.62%	3.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,938	$ 11,516	$ 8,880	$ 5,282	$ 4,408	$ 411
Portfolio turnover rate G	10% A	5%	8%	18%	24%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.125	.261	.278	.289	.294	.047
Net realized and unrealized gain (loss)	.100	.481	(.278)	.003	.002	.051
Total from investment operations	.225	.742	-	.292	.296	.098
Distributions from net investment income	(.125)	(.262)	(.279)	(.287)	(.293)	(.048)
Distributions from net realized gain	-	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.125)	(.262)	(.281)	(.302)	(.296)	(.088)
Redemption fees added to paid in capital E	- J	- J	.001	- J	- J	- J
Net asset value, end of period	$ 10.26	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	2.23%	7.73%	0.00%	2.99%	3.02%	.99%
Ratios to Average Net Assets F, I
Expenses before reductions	1.33% A	1.35%	1.37%	1.37%	1.35%	1.37% A
Expenses net of fee waivers, if any	1.33% A	1.35%	1.37%	1.37%	1.35%	1.37% A
Expenses net of all reductions	1.33% A	1.35%	1.31%	1.30%	1.25%	1.35% A
Net investment income	2.48% A	2.61%	2.85%	2.92%	2.97%	2.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,589	$ 3,261	$ 1,403	$ 546	$ 304	$ 101
Portfolio turnover rate G	10% A	5%	8%	18%	24%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 9.68	$ 9.97	$ 9.98	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.119	.252	.271	.283	.285	.046
Net realized and unrealized gain (loss)	.100	.480	(.290)	.004	.012	.051
Total from investment operations	.219	.732	(.019)	.287	.297	.097
Distributions from net investment income	(.119)	(.252)	(.270)	(.282)	(.284)	(.047)
Distributions from net realized gain	-	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.119)	(.252)	(.272)	(.297)	(.287)	(.087)
Redemption fees added to paid in capital E	- J	- J	.001	- J	- J	- J
Net asset value, end of period	$ 10.26	$ 10.16	$ 9.68	$ 9.97	$ 9.98	$ 9.97
Total Return B, C, D	2.17%	7.63%	(.18)%	2.93%	3.03%	.98%
Ratios to Average Net Assets F, I
Expenses before reductions	1.45% A	1.45%	1.45%	1.42%	1.43%	1.47% A
Expenses net of fee waivers, if any	1.45% A	1.45%	1.45%	1.42%	1.43%	1.47% A
Expenses net of all reductions	1.45% A	1.45%	1.39%	1.35%	1.34%	1.45% A
Net investment income	2.36% A	2.52%	2.78%	2.87%	2.88%	2.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,584	$ 48,643	$ 15,286	$ 3,401	$ 1,365	$ 101
Portfolio turnover rate G	10% A	5%	8%	18%	24%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Intermediate Municipal Income

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 9.68	$ 9.96	$ 9.97	$ 9.97	$ 10.15
Income from Investment Operations
Net investment income D	.173	.355	.372	.381	.385	.385
Net realized and unrealized gain (loss)	.110	.472	(.278)	.006	.002	(.131)
Total from investment operations	.283	.827	.094	.387	.387	.254
Distributions from net investment income	(.173)	(.357)	(.373)	(.382)	(.384)	(.384)
Distributions from net realized gain	-	-	(.002)	(.015)	(.003)	(.050)
Total distributions	(.173)	(.357)	(.375)	(.397)	(.387)	(.434)
Redemption fees added to paid in capital D	- H	- H	.001	- H	- H	- H
Net asset value, end of period	$ 10.26	$ 10.15	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Total Return B, C	2.81%	8.65%	.96%	3.97%	3.97%	2.56%
Ratios to Average Net Assets E, G
Expenses before reductions	.40% A	.41%	.42%	.42%	.43%	.43%
Expenses net of fee waivers, if any	.40% A	.41%	.42%	.42%	.43%	.42%
Expenses net of all reductions	.39% A	.41%	.38%	.37%	.34%	.36%
Net investment income	3.41% A	3.55%	3.79%	3.85%	3.88%	3.82%
Supplemental Data
Net assets, end of period (in millions)	$ 4,066	$ 3,775	$ 2,694	$ 2,013	$ 2,026	$ 1,941
Portfolio turnover rate F	10% A	5%	8%	18%	24%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.17	$ 9.69	$ 9.97	$ 9.98	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income D	.169	.351	.369	.378	.382	.061
Net realized and unrealized gain (loss)	.100	.481	(.276)	.006	.014	.052
Total from investment operations	.269	.832	.093	.384	.396	.113
Distributions from net investment income	(.169)	(.352)	(.372)	(.379)	(.383)	(.063)
Distributions from net realized gain	-	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.169)	(.352)	(.374)	(.394)	(.386)	(.103)
Redemption fees added to paid in capital D	- I	- I	.001	- I	- I	- I
Net asset value, end of period	$ 10.27	$ 10.17	$ 9.69	$ 9.97	$ 9.98	$ 9.97
Total Return B, C	2.67%	8.69%	.96%	3.95%	4.06%	1.14%
Ratios to Average Net Assets E, H
Expenses before reductions	.47% A	.47%	.43%	.44%	.49%	.48% A
Expenses net of fee waivers, if any	.47% A	.47%	.43%	.44%	.49%	.48% A
Expenses net of all reductions	.47% A	.46%	.36%	.39%	.36%	.47% A
Net investment income	3.34% A	3.50%	3.80%	3.83%	3.86%	3.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 898,691	$ 659,550	$ 252,819	$ 53,884	$ 26,548	$ 179
Portfolio turnover rate F	10% A	5%	8%	18%	24%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 178,840,813
Gross unrealized depreciation	(9,471,246)
Net unrealized appreciation (depreciation)	$ 169,369,567

Tax cost	$ 4,567,069,052

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $508,025,071 and $224,156,136, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the period, the total annualized management fee rate was .29% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 136,988	$ 8,542
Class T	-%	.25%	15,190	99
Class B	.65%	.25%	15,203	11,402
Class C	.75%	.25%	273,698	164,350
			$ 441,079	$ 184,393

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 29,000
Class T	2,046
Class B*	2,423
Class C*	18,214
$ 51,683

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 70,672.13
Class T	5,463.09
Class B	1,813.11
Class C	34,309.13
Intermediate Municipal Income	1,581,735.08
Institutional Class	598,135.15
	$ 2,292,127

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9,277 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $35,220 and $62,059, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Class A	$ 1,689,914	$ 2,491,956
Class T	188,947	366,253
Class B	41,376	68,139
Class C	636,700	782,050
Intermediate Municipal Income	66,475,528	115,997,749
Institutional Class	12,964,353	14,635,022
Total	$ 81,996,818	$ 134,341,169

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Class A
Shares sold	2,824,089	8,099,526	$ 28,877,392	$ 81,130,573
Reinvestment of distributions	115,469	182,288	1,180,895	1,830,974
Shares redeemed	(2,142,180)	(2,349,668)	(21,877,934)	(23,608,841)
Net increase (decrease)	797,378	5,932,146	$ 8,180,353	$ 59,352,706
Class T
Shares sold	370,864	484,465	$ 3,795,585	$ 4,826,668
Reinvestment of distributions	13,660	27,497	139,628	275,473
Shares redeemed	(159,455)	(295,668)	(1,630,861)	(2,970,099)
Net increase (decrease)	225,069	216,294	$ 2,304,352	$ 2,132,042
Class B
Shares sold	63,886	227,416	$ 653,752	$ 2,268,300
Reinvestment of distributions	2,074	3,242	21,205	32,546
Shares redeemed	(37,081)	(54,719)	(379,033)	(550,656)
Net increase (decrease)	28,879	175,939	$ 295,924	$ 1,750,190
Class C
Shares sold	1,485,931	3,787,098	$ 15,194,337	$ 37,982,193
Reinvestment of distributions	40,210	44,152	411,403	444,253
Shares redeemed	(507,062)	(623,933)	(5,183,884)	(6,247,315)
Net increase (decrease)	1,019,079	3,207,317	$ 10,421,856	$ 32,179,131

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Intermediate Municipal Income
Shares sold	67,155,714	184,098,343	$ 685,973,472	$ 1,841,939,859
Reinvestment of distributions	4,775,107	8,388,027	48,808,078	84,106,940
Shares redeemed	(47,181,423)	(99,153,418)	(481,722,741)	(990,733,666)
Net increase (decrease)	24,749,398	93,332,952	$ 253,058,809	$ 935,313,133
Institutional Class
Shares sold	29,453,527	51,268,566	$ 301,323,933	$ 514,856,932
Reinvestment of distributions	990,242	996,959	10,135,494	10,043,690
Shares redeemed	(7,792,905)	(13,500,147)	(79,738,529)	(134,915,037)
Net increase (decrease)	22,650,864	38,765,378	$ 231,720,898	$ 389,985,585

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ALIMI-USAN-0810
1.820146.104

Fidelity®
Strategic Income
Fund

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Actual	.72%	$ 1,000.00	$ 1,029.00	$ 3.62
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,021.22	$ 3.61

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Top Five Holdings as of June 30, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	17.6	18.5
Fannie Mae	3.2	2.5
Argentine Republic	2.4	2.4
Japan Government	2.3	2.3
Italian Republic	2.2	1.2
	27.7
Top Five Market Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	8.7	10.6
Telecommunication Services	8.1	7.4
Financials	7.0	7.8
Energy	5.5	4.2
Materials	4.0	4.7
Quality Diversification (% of fund's net assets) as of June 30, 2010
As of June 30, 2010	As of December 31, 2009
U.S. Government and U.S. Government Agency Obligations † 27.4%	U.S. Government and U.S. Government Agency Obligations † 27.2%
AAA,AA,A 12.7%	AAA,AA,A 13.5%
BBB 3.9%	BBB 5.0%
BB 12.9%	BB 11.1%
B 23.2%	B 20.9%
CCC,CC,C 9.0%	CCC,CC,C 11.7%
D 0.0%	D 0.5%
Not Rated 4.7%	Not Rated 4.2%
Equities 1.1%	Equities 0.6%
Short-Term Investments and Net Other Assets 5.1%	Short-Term Investments and Net Other Assets 5.3%

† Includes FDIC guaranteed corporate securities.

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)
As of June 30, 2010*		As of December 31, 2009**
	Preferred Securities 0.6%		Preferred Securities 0.6%
	Corporate Bonds 34.8%		Corporate Bonds 35.9%
	U.S. Government and U.S. Government Agency Obligations† 27.4%		U.S. Government and U.S. Government Agency Obligations† 27.2%
	Foreign Government & Government Agency Obligations 22.1%		Foreign Government & Government Agency Obligations 19.2%
	Floating Rate Loans 8.4%		Floating Rate Loans 10.4%
	Stocks 1.1%		Stocks 0.6%
	Other Investments 0.5%		Other Investments 0.8%
	Short-Term Investments and Net Other Assets 5.1%		Short-Term Investments and Net Other Assets 5.3%
* Foreign investments	34.0%	** Foreign investments	33.2%
* Futures and Swaps	(0.1)%	** Futures and Swaps	(0.3)%

† Includes FDIC guaranteed corporate securities.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com.

Semiannual Report

Investments June 30, 2010

Showing Percentage of Net Assets

Corporate Bonds - 34.6%
		Principal Amount (000s) (c)	Value (000s)
Convertible Bonds - 1.2%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.2%
TRW Automotive, Inc. 3.5% 12/1/15 (f)		$ 10,541	$ 12,144
ENERGY - 0.6%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		2,080	1,800
Oil, Gas & Consumable Fuels - 0.6%
Alpha Natural Resources, Inc. 2.375% 4/15/15		15,010	15,162
Chesapeake Energy Corp. 2.5% 5/15/37		15,000	11,778
Massey Energy Co. 3.25% 8/1/15		24,170	19,940
			46,880
TOTAL ENERGY			48,680
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc.:
5.75% 8/15/12		326	320
6% 5/1/15		5,075	4,815
			5,135
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. 3.125% 6/15/12		23,100	21,801
TOTAL CONVERTIBLE BONDS			87,760
Nonconvertible Bonds - 33.4%
CONSUMER DISCRETIONARY - 5.0%
Auto Components - 0.4%
Affinia Group, Inc.:
9% 11/30/14		3,480	3,480
10.75% 8/15/16 (f)		650	709
Cooper-Standard Automotive, Inc. 8.5% 5/1/18 (f)		1,610	1,614
Lear Corp.:
7.875% 3/15/18		1,240	1,237
8.125% 3/15/20		1,375	1,375
RSC Equipment Rental, Inc. 10% 7/15/17 (f)		2,210	2,370
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
Tenneco, Inc.:
8.125% 11/15/15		$ 970	$ 975
8.625% 11/15/14		9,524	9,572
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		3,845	4,162
TRW Automotive, Inc.:
7% 3/15/14 (f)		280	277
7.25% 3/15/17 (f)		200	194
8.875% 12/1/17 (f)		1,385	1,420
			27,385
Automobiles - 0.1%
General Motors Corp.:
6.75% 5/1/28 (b)		7,758	2,133
7.7% 4/15/16 (b)		4,820	1,422
			3,555
Diversified Consumer Services - 0.0%
Mac-Gray Corp. 7.625% 8/15/15		850	818
Hotels, Restaurants & Leisure - 1.2%
GWR Operating Partnership LLP 10.875% 4/1/17 (f)		3,930	3,891
Harrah's Escrow Corp. 12.75% 4/15/18 (f)		6,880	6,519
Harrah's Operating Co., Inc. 11.25% 6/1/17		8,020	8,421
Landry's Restaurants, Inc. 11.625% 12/1/15		1,235	1,294
MCE Finance Ltd. 10.25% 5/15/18 (f)		8,800	9,240
MGM Mirage, Inc.:
5.875% 2/27/14		3,265	2,596
6.625% 7/15/15		10,330	8,057
6.75% 4/1/13		1,810	1,584
6.875% 4/1/16		2,550	1,976
7.5% 6/1/16		6,345	5,013
7.625% 1/15/17		4,685	3,654
9% 3/15/20 (f)		3,120	3,198
10.375% 5/15/14		1,235	1,343
11.125% 11/15/17		2,315	2,552
Mohegan Tribal Gaming Authority:
6.875% 2/15/15		4,140	2,939
11.5% 11/1/17 (f)		6,275	6,432
Scientific Games Corp. 6.25% 12/15/12		880	867
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)		1,380	1,104
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Station Casinos, Inc.:
6% 4/1/12 (b)		$ 7,970	$ 473
6.5% 2/1/14 (b)		9,994	12
6.625% 3/15/18 (b)		10,340	13
6.875% 3/1/16 (b)		10,977	14
7.75% 8/15/16 (b)		12,080	763
Town Sports International Holdings, Inc. 11% 2/1/14		5,231	4,760
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15 (f)		13,300	13,367
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (b)		770	347
12.75% 1/15/13 (b)		1,435	2
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		922	502
			90,933
Household Durables - 0.2%
Controladora Mabe SA CV 7.875% 10/28/19 (f)		2,685	2,819
K. Hovnanian Enterprises, Inc. 10.625% 10/15/16		5,455	5,455
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		5,840	6,074
Sealy Mattress Co. 10.875% 4/15/16 (f)		1,257	1,395
			15,743
Leisure Equipment & Products - 0.0%
Easton-Bell Sports, Inc. 9.75% 12/1/16 (f)		1,345	1,395
Media - 2.7%
AMC Entertainment, Inc. 11% 2/1/16		7,420	7,754
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		4,645	4,924
CanWest Media, Inc. 8% 9/15/12 (b)		584	585
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)		5,880	5,858
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		17,902	20,923
Clear Channel Communications, Inc.:
4.9% 5/15/15		2,190	1,139
5.5% 9/15/14		1,680	924
5.5% 12/15/16		1,595	766
5.75% 1/15/13		2,650	2,027
6.25% 3/15/11		135	130
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Clear Channel Communications, Inc.: - continued
6.875% 6/15/18		$ 1,075	$ 521
10.75% 8/1/16		25,925	18,148
11.75% 8/1/16 pay-in-kind (i)		3,817	2,409
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (f)		1,330	1,323
Series B 9.25% 12/15/17 (f)		5,320	5,347
EchoStar Communications Corp.:
6.625% 10/1/14		6,115	6,115
7% 10/1/13		7,825	8,060
7.125% 2/1/16		19,710	19,809
7.75% 5/31/15		12,900	13,255
Gray Television, Inc. 10.5% 6/29/15 (f)		1,790	1,727
Interpublic Group of Companies, Inc. 10% 7/15/17		2,105	2,321
Liberty Media Corp.:
8.25% 2/1/30		1,960	1,803
8.5% 7/15/29		1,730	1,592
MDC Partners, Inc. 11% 11/1/16 (f)		755	804
MediMedia USA, Inc. 11.375% 11/15/14 (f)		770	655
Net Servicos de Comunicacao SA 7.5% 1/27/20 (f)		5,495	5,729
Nielsen Finance LLC/Nielsen Finance Co.:
10% 8/1/14		7,525	7,732
11.5% 5/1/16		3,900	4,271
11.625% 2/1/14		2,005	2,195
Rainbow National Services LLC:
8.75% 9/1/12 (f)		4,230	4,230
10.375% 9/1/14 (f)		6,430	6,671
Sun Media Corp. Canada 7.625% 2/15/13		2,000	2,000
The Reader's Digest Association, Inc. 9.5% 2/15/17 (f)(i)		11,645	11,616
TL Acquisitions, Inc. 10.5% 1/15/15 (f)		21,610	20,151
Univision Communications, Inc. 12% 7/1/14 (f)		6,185	6,633
			200,147
Multiline Retail - 0.2%
Matahari International Finance Co. BV 10.75% 8/7/12		7,620	7,973
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14		5,575	5,477
			13,450
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.2%
Claire's Stores, Inc.:
9.25% 6/1/15		$ 2,340	$ 2,007
9.625% 6/1/15 pay-in-kind (i)		3,372	2,863
Michaels Stores, Inc.:
0% 11/1/16 (d)		400	355
10% 11/1/14		4,380	4,490
Sonic Automotive, Inc. 9% 3/15/18		1,760	1,769
Staples, Inc. 9.75% 1/15/14		5,447	6,682
			18,166
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co.:
7.625% 5/15/20 (f)		1,970	1,926
8.875% 4/1/16		1,535	1,589
			3,515
TOTAL CONSUMER DISCRETIONARY			375,107
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Cerveceria Nacional Dominicana C por A:
8% 3/27/14 (Reg. S)		280	290
16% 3/27/12		150	138
16% 3/27/12 (f)		4,427	4,078
			4,506
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
8.625% 3/1/15		700	571
9.375% 12/15/15		2,295	1,865
9.5% 6/15/17		3,265	2,571
			5,007
Food Products - 0.1%
Hines Nurseries, Inc. 10.25% 10/1/11 (b)		520	5
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14		4,120	4,594
Michael Foods Group, Inc. 9.75% 7/15/18 (f)		1,680	1,726
Smithfield Foods, Inc. 10% 7/15/14 (f)		4,705	5,199
			11,524
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Household Products - 0.0%
Cellu Tissue Holdings, Inc. 11.5% 6/1/14		$ 2,895	$ 3,134
Personal Products - 0.1%
Elizabeth Arden, Inc. 7.75% 1/15/14		700	688
Revlon Consumer Products Corp. 9.75% 11/15/15 (f)		3,450	3,528
			4,216
TOTAL CONSUMER STAPLES			28,387
ENERGY - 4.7%
Energy Equipment & Services - 0.2%
Complete Production Services, Inc. 8% 12/15/16		2,280	2,212
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)		3,470	3,158
Hercules Offshore, Inc. 10.5% 10/15/17 (f)		4,415	3,918
Pioneer Drilling Co. 9.875% 3/15/18 (f)		3,055	2,963
			12,251
Oil, Gas & Consumable Fuels - 4.5%
Adaro Indonesia PT 7.625% 10/22/19 (f)		3,720	3,776
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18		3,570	3,807
Atlas Pipeline Partners LP 8.125% 12/15/15		7,235	6,656
ATP Oil & Gas Corp. 11.875% 5/1/15 (f)		29,260	21,360
Berry Petroleum Co.:
8.25% 11/1/16		2,670	2,617
10.25% 6/1/14		1,820	1,938
Chaparral Energy, Inc. 8.5% 12/1/15		4,240	3,943
Chesapeake Energy Corp.:
6.5% 8/15/17		16,265	16,102
6.875% 11/15/20		17,670	17,825
7.25% 12/15/18		6,070	6,267
7.625% 7/15/13		2,665	2,785
9.5% 2/15/15		4,445	4,912
Concho Resources, Inc. 8.625% 10/1/17		1,850	1,901
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (f)		3,990	3,870
CONSOL Energy, Inc.:
8% 4/1/17 (f)		5,825	6,029
8.25% 4/1/20 (f)		5,980	6,249
Continental Resources, Inc. 8.25% 10/1/19		770	805
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% 2/15/18		$ 4,375	$ 4,375
Denbury Resources, Inc.:
8.25% 2/15/20		3,449	3,604
9.75% 3/1/16		1,310	1,405
Drummond Co., Inc.:
7.375% 2/15/16		2,060	1,978
9% 10/15/14 (f)		7,595	7,709
DTEK Finance BV 9.5% 4/28/15 (f)		3,135	2,963
EXCO Resources, Inc. 7.25% 1/15/11		880	873
Forest Oil Corp. 8% 12/15/11		190	198
International Coal Group, Inc. 9.125% 4/1/18		820	818
InterNorth, Inc. 9.625% 3/16/06 (b)		1,490	0
KazMunaiGaz Finance Sub BV:
7% 5/5/20 (f)		1,755	1,757
8.375% 7/2/13 (f)		3,025	3,252
9.125% 7/2/18 (f)		3,265	3,751
11.75% 1/23/15 (f)		4,235	5,177
LINN Energy LLC 8.625% 4/15/20 (f)		8,650	8,855
Mariner Energy, Inc.:
7.5% 4/15/13		2,305	2,363
8% 5/15/17		4,020	4,397
11.75% 6/30/16		4,055	5,048
Naftogaz of Ukraine NJSC 9.5% 9/30/14		3,735	3,875
Nakilat, Inc. 6.267% 12/31/33 (Reg. S)		2,995	2,860
Newfield Exploration Co. 6.875% 2/1/20		11,450	11,078
OPTI Canada, Inc.:
7.875% 12/15/14		7,540	6,560
8.25% 12/15/14		1,075	941
9% 12/15/12 (f)		2,725	2,752
Pan American Energy LLC 7.875% 5/7/21 (f)		2,805	2,777
Peabody Energy Corp. 7.875% 11/1/26		5,250	5,513
Pemex Project Funding Master Trust 6.625% 6/15/35		2,285	2,350
Petrobras International Finance Co. Ltd.:
6.875% 1/20/40		1,600	1,600
8.375% 12/10/18		565	664
Petrohawk Energy Corp.:
7.875% 6/1/15		15,785	15,824
9.125% 7/15/13		5,460	5,719
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos de Venezuela SA:
5.25% 4/12/17		$ 14,370	$ 7,688
5.375% 4/12/27		32,410	14,422
Petroleos Mexicanos 6% 3/5/20 (f)		2,680	2,801
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		2,840	2,705
Petroleum Development Corp. 12% 2/15/18		3,785	3,908
Petroleum Export Ltd. 5.265% 6/15/11 (Reg. S)		977	977
Pioneer Natural Resources Co. 7.5% 1/15/20		7,405	7,627
Plains Exploration & Production Co. 10% 3/1/16		8,015	8,496
Quicksilver Resources, Inc. 11.75% 1/1/16		4,200	4,641
Range Resources Corp. 7.375% 7/15/13		2,945	2,974
Rosetta Resources, Inc. 9.5% 4/15/18 (f)		3,220	3,204
SandRidge Energy, Inc.:
8% 6/1/18 (f)		2,374	2,243
8.625% 4/1/15 pay-in-kind (i)		4,339	4,165
Southern Star Central Corp. 6.75% 3/1/16		1,460	1,413
Southwestern Energy Co. 7.5% 2/1/18		2,145	2,290
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17 (f)		3,605	3,911
Teekay Corp. 8.5% 1/15/20		3,285	3,301
Tennessee Gas Pipeline Co.:
7% 10/15/28		1,275	1,350
7.5% 4/1/17		4,605	5,259
7.625% 4/1/37		1,550	1,717
8% 2/1/16		915	1,064
8.375% 6/15/32		1,570	1,840
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)		2,600	2,743
Venoco, Inc. 11.5% 10/1/17		2,955	3,014
W&T Offshore, Inc. 8.25% 6/15/14 (f)		4,750	4,275
YPF SA 10% 11/2/28		6,300	6,599
			336,505
TOTAL ENERGY			348,756
FINANCIALS - 5.9%
Capital Markets - 0.2%
Equinox Holdings, Inc. 9.5% 2/1/16 (f)		5,130	5,072
HSBC Bank PLC 5.75% 6/27/17 (e)	GBP	1,010	1,569
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Penson Worldwide, Inc. 12.5% 5/15/17 (f)		$ 3,245	$ 3,237
UBS AG Jersey Branch 4.125% 9/25/18 (i)	EUR	1,150	1,397
VTB Capital SA 4.25% 2/15/16	EUR	1,000	1,229
			12,504
Commercial Banks - 1.1%
African Export-Import Bank 8.75% 11/13/14		3,455	3,662
Barclays Bank PLC 0% 3/18/13 (f)		3,865	3,817
CIT Group, Inc.:
7% 5/1/13		1,546	1,484
7% 5/1/14		2,319	2,169
7% 5/1/15		2,319	2,128
7% 5/1/16		3,865	3,508
7% 5/1/17		5,412	4,884
Development Bank of Philippines 8.375% (i)		5,150	5,459
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		21,395	21,074
Export-Import Bank of India 0.7438% 6/7/12 (i)	JPY	150,000	1,649
HSBK (Europe) B.V. 9.25% 10/16/13 (f)		6,835	7,143
Intesa Sanpaolo SpA 3.75% 11/23/16	EUR	1,750	2,136
Kazkommerts International BV 8.5% 4/16/13 (f)		4,345	4,084
KBC IFIMA NV 0.918% 12/14/15 (i)	EUR	1,000	1,111
Kiev Ukraine 8.625% 7/15/11 (Issued by UniCredit Bank AG for Kiev Ukraine)		2,620	2,607
Rabobank Nederland 4.125% 1/14/20	EUR	5,700	7,256
RSHB Capital SA 9% 6/11/14 (f)		1,400	1,572
Santander Finance Preferred SA Unipersonal 7.3% 7/29/19 (i)	GBP	1,750	2,662
US Bank NA 4.375% 2/28/17 (i)	EUR	1,250	1,515
Wells Fargo & Co. 7.98% (i)		1,675	1,709
			81,629
Consumer Finance - 1.6%
ACE Cash Express, Inc. 10.25% 10/1/14 (f)		1,290	1,051
Ford Motor Credit Co. LLC:
7% 10/1/13		4,300	4,385
7.25% 10/25/11		9,980	10,253
7.375% 2/1/11		620	632
7.5% 8/1/12		7,875	8,052
8% 6/1/14		4,190	4,305
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC: - continued
12% 5/15/15		$ 10,075	$ 11,611
General Motors Acceptance Corp.:
6.75% 12/1/14		10,540	10,118
8% 11/1/31		6,005	5,523
GMAC LLC:
6% 4/1/11		1,200	1,197
6.75% 12/1/14		3,485	3,380
8% 11/1/31		62,079	57,423
			117,930
Diversified Financial Services - 2.3%
Azovstal Capital BV 9.125% 2/28/11		400	395
Bank of America Corp.:
4% 3/28/18 (i)	EUR	2,700	2,988
8% (i)		4,410	4,267
8.125% (i)		6,040	5,874
Bank of Georgia JSC 9% 2/8/12 (Issued by BG Finance BV for Bank of Georgia JSC)		1,355	1,355
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	1,300	1,468
Broadgate PLC 1.4472% 10/5/25 (i)	GBP	595	675
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18 (f)		2,635	2,642
8.125% 4/30/20 (f)		6,280	6,359
City of Buenos Aires 12.5% 4/6/15 (f)		8,175	8,257
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	196	332
8.151% 12/31/30	GBP	390	715
FireKeepers Development Authority 13.875% 5/1/15 (f)		1,320	1,525
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		2,305	2,308
GMAC, Inc. 8% 3/15/20 (f)		10,780	10,645
Greene King Finance PLC Series A1, 1.11% 6/15/31 (i)	GBP	1,000	1,195
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16 (f)		15,155	14,700
8% 1/15/18 (f)		15,155	14,700
Imperial Tobacco Finance 8.375% 2/17/16	EUR	1,900	2,868
Ineos Finance PLC 9% 5/15/15 (f)		2,410	2,401
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
International Lease Finance Corp.:
5.625% 9/20/13		$ 6,115	$ 5,519
5.65% 6/1/14		7,589	6,735
6.375% 3/25/13		3,843	3,603
6.625% 11/15/13		15,866	14,597
JPMorgan Chase & Co. 6.125% 4/1/14	EUR	1,500	2,043
LBI Escrow Corp. 8% 11/1/17 (f)		6,405	6,581
Merck Financial Services GmbH 4.5% 3/24/20	EUR	5,050	6,541
NCO Group, Inc. 11.875% 11/15/14		1,985	1,896
Pontis Ltd. 6.25% 7/20/10 (f)		8,340	8,215
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		1,615	1,627
Red Arrow International Leasing PLC 8.375% 6/30/12	RUB	46,945	1,505
TMK Capital SA 10% 7/29/11		5,600	5,788
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (f)		3,860	4,029
TransCapitalInvest Ltd. 5.381% 6/27/12 (Reg. S)	EUR	900	1,136
UPC Germany GmbH 8.125% 12/1/17 (f)		6,420	6,292
WaMu Covered Bond Program:
3.875% 9/27/11	EUR	530	661
4.375% 5/19/14	EUR	1,950	2,504
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(i)		11,985	10,878
			175,819
Insurance - 0.3%
American International Group, Inc.:
4.25% 5/15/13		1,505	1,452
5.05% 10/1/15		2,475	2,274
5.45% 5/18/17		7,680	6,816
5.6% 10/18/16		4,260	3,889
5.85% 1/16/18		1,340	1,198
8.25% 8/15/18		4,540	4,597
AXA SA 5.25% 4/16/40 (i)	EUR	3,500	3,981
USI Holdings Corp. 4.3109% 11/15/14 (f)(i)		823	673
			24,880
Real Estate Investment Trusts - 0.1%
Omega Healthcare Investors, Inc. 7.5% 2/15/20 (f)		4,325	4,249
Senior Housing Properties Trust 8.625% 1/15/12		3,610	3,736
			7,985
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 0.3%
CB Richard Ellis Services, Inc. 11.625% 6/15/17		$ 5,340	$ 6,008
Realogy Corp.:
10.5% 4/15/14		12,816	10,894
11.75% 4/15/14 pay-in-kind (i)		4,041	3,313
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (f)		755	776
Ventas Realty LP 6.5% 6/1/16		775	777
			21,768
TOTAL FINANCIALS			442,515
HEALTH CARE - 1.5%
Health Care Equipment & Supplies - 0.0%
Invacare Corp. 9.75% 2/15/15		1,380	1,484
Health Care Providers & Services - 1.2%
Apria Healthcare Group, Inc. 11.25% 11/1/14 (f)		6,320	6,715
Capella Healthcare, Inc. 9.25% 7/1/17 (f)		3,120	3,151
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind (i)		7,269	6,869
CRC Health Group, Inc. 10.75% 2/1/16		1,840	1,693
DASA Finance Corp. 8.75% 5/29/18 (f)		1,665	1,802
HCA, Inc.:
5.75% 3/15/14		2,795	2,599
6.25% 2/15/13		1,385	1,361
6.375% 1/15/15		910	850
6.5% 2/15/16		3,410	3,180
6.75% 7/15/13		1,390	1,362
7.25% 9/15/20		21,345	21,238
9.125% 11/15/14		6,635	6,917
9.25% 11/15/16		14,550	15,350
HealthSouth Corp. 8.125% 2/15/20		6,585	6,478
Quintiles Transnational Holdings, Inc. 9.5% 12/30/14 (f)		4,395	4,395
Rhoen-Klinikum AG 3.875% 3/11/16	EUR	1,300	1,634
Skilled Healthcare Group, Inc. 11% 1/15/14		1,660	1,710
Sun Healthcare Group, Inc. 9.125% 4/15/15		290	302
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		$ 662	$ 695
United Surgical Partners International, Inc. 8.875% 5/1/17		705	698
			88,999
Pharmaceuticals - 0.3%
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16 (f)		5,110	4,982
Leiner Health Products, Inc. 11% 6/1/12 (b)		2,435	183
Mylan, Inc.:
7.625% 7/15/17 (f)		3,540	3,637
7.875% 7/15/20 (f)		6,390	6,550
Roche Holdings, Inc. 6.5% 3/4/21	EUR	1,550	2,390
			17,742
TOTAL HEALTH CARE			108,225
INDUSTRIALS - 2.5%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp.:
10.25% 2/1/15		730	562
12% 11/1/14 pay-in-kind (f)		1,283	1,278
DigitalGlobe, Inc. 10.5% 5/1/14		2,305	2,478
GeoEye, Inc. 9.625% 10/1/15 (f)		910	933
			5,251
Airlines - 0.6%
American Airlines, Inc. equipment trust certificate 13% 8/1/16		4,051	4,456
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19		5,000	5,575
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		724	673
Continental Airlines, Inc. 7.25% 11/10/19		4,520	4,814
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		15,695	157
9.5% 9/15/14 (f)		1,355	1,430
10% 8/15/08 (a)		1,130	11
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		$ 7,492	$ 7,613
8.021% 8/10/22		3,826	3,673
Northwest Airlines Corp. 10% 2/1/09 (a)		1,715	0
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		1,250	6
8.875% 6/1/06 (a)		1,240	0
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,928	1,856
8.028% 11/1/17		735	647
United Air Lines, Inc.:
9.875% 8/1/13 (f)		1,900	1,965
12% 11/1/13 (f)		3,030	3,174
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		7,575	8,048
			44,098
Building Products - 0.1%
Nortek, Inc. 11% 12/1/13		9,602	10,011
Commercial Services & Supplies - 0.6%
ACCO Brands Corp. 10.625% 3/15/15		520	556
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		200	200
Browning-Ferris Industries, Inc. 9.25% 5/1/21		250	310
Casella Waste Systems, Inc. 11% 7/15/14 (f)		1,275	1,377
Cenveo Corp. 10.5% 8/15/16 (f)		2,355	2,396
Garda World Security Corp. 9.75% 3/15/17 (f)		2,020	2,040
International Lease Finance Corp.:
4.75% 1/13/12		2,210	2,091
5% 9/15/12		2,405	2,222
8.625% 9/15/15 (f)		7,205	6,809
8.75% 3/15/17 (f)		10,810	10,161
Iron Mountain, Inc. 6.625% 1/1/16		14,115	13,868
The Geo Group, Inc. 7.75% 10/15/17 (f)		2,520	2,558
			44,588
Construction & Engineering - 0.1%
Blount, Inc. 8.875% 8/1/12		1,590	1,594
Odebrecht Finance Ltd. 7% 4/21/20 (f)		1,680	1,705
Odebrecht Overseas Ltd. 9.625%		1,455	1,455
			4,754
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Electrical Equipment - 0.0%
General Cable Corp. 7.125% 4/1/17		$ 610	$ 604
Sensus Metering Systems, Inc. 8.625% 12/15/13		865	848
			1,452
Industrial Conglomerates - 0.2%
Hutchison Whampoa Finance 06 Ltd. 4.625% 9/21/16	EUR	2,000	2,542
Sequa Corp.:
11.75% 12/1/15 (f)		9,320	9,180
13.5% 12/1/15 pay-in-kind (f)		3,704	3,759
			15,481
Machinery - 0.2%
ArvinMeritor, Inc. 10.625% 3/15/18		1,895	1,994
Chart Industries, Inc. 9.125% 10/15/15		1,410	1,410
Cummins, Inc. 7.125% 3/1/28		1,825	2,032
Navistar International Corp. 8.25% 11/1/21		8,035	8,135
Terex Corp. 10.875% 6/1/16		4,115	4,424
			17,995
Marine - 0.1%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (f)		2,240	2,251
9.5% 12/15/14		4,620	4,435
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,570	2,467
			9,153
Road & Rail - 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 9.625% 3/15/18 (f)		2,205	2,227
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14		1,500	1,530
7.625% 12/1/13		1,540	1,575
12.5% 4/1/16		7,710	9,213
Swift Transportation Co., Inc. 12.5% 5/15/17 (f)		1,080	1,031
TFM SA de CV 9.375% 5/1/12		1,238	1,266
Western Express, Inc. 12.5% 4/15/15 (f)		2,875	2,638
			19,480
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - 0.1%
Penhall International Corp. 12% 8/1/14 (f)		$ 1,360	$ 952
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (i)		8,931	9,020
			9,972
Transportation Infrastructure - 0.1%
Trico Shipping AS 11.875% 11/1/14 (f)		8,170	7,904
TOTAL INDUSTRIALS			190,139
INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.5%
Avaya, Inc.:
9.75% 11/1/15		7,125	6,662
10.125% 11/1/15 pay-in-kind (i)		4,144	3,874
Brocade Communications Systems, Inc.:
6.625% 1/15/18 (f)		1,010	1,002
6.875% 1/15/20 (f)		1,010	1,004
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14		2,770	2,805
Lucent Technologies, Inc.:
6.45% 3/15/29		18,085	11,936
6.5% 1/15/28		7,515	4,960
ViaSat, Inc. 8.875% 9/15/16		1,190	1,211
			33,454
Computers & Peripherals - 0.0%
Seagate Technology International 10% 5/1/14 (f)		1,150	1,311
Electronic Equipment & Components - 0.1%
Reddy Ice Corp.:
11.25% 3/15/15 (f)		4,145	4,269
13.25% 11/1/15 (f)		4,311	4,160
			8,429
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		7,325	7,435
IT Services - 0.2%
Ceridian Corp.:
11.25% 11/15/15		3,575	3,218
12.25% 11/15/15 pay-in-kind (i)		815	737
SunGard Data Systems, Inc. 9.125% 8/15/13		6,770	6,905
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
Unisys Corp.:
12.5% 1/15/16		$ 2,625	$ 2,835
12.75% 10/15/14 (f)		377	421
14.25% 9/15/15 (f)		302	347
			14,463
Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices, Inc. 8.125% 12/15/17 (f)		3,100	3,077
Amkor Technology, Inc. 7.375% 5/1/18 (f)		3,160	3,081
Avago Technologies Finance Ltd. 11.875% 12/1/15		5,285	5,767
Freescale Semiconductor, Inc.:
9.125% 12/15/14 pay-in-kind (i)		4,102	3,671
9.25% 4/15/18 (f)		2,520	2,470
10.125% 3/15/18 (f)		8,575	8,832
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 10.5% 4/15/18 (f)		2,105	2,142
New ASAT Finance Ltd. 9.25% 2/1/11 (b)		2,855	4
NXP BV 3.0528% 10/15/13 (i)		7,300	6,242
Spansion LLC 11.25% 1/15/16 (b)(f)		3,550	3,647
Viasystems, Inc. 12% 1/15/15 (f)		3,575	3,861
			42,794
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (f)		790	593
TOTAL INFORMATION TECHNOLOGY			108,479
MATERIALS - 3.1%
Chemicals - 0.8%
Ashland, Inc. 9.125% 6/1/17		2,000	2,185
Braskem Finance Ltd. 7% 5/7/20 (f)		1,435	1,449
Chemtura Corp. 6.875% 6/1/16 (b)		970	1,091
Georgia Gulf Corp. 9% 1/15/17 (f)		9,670	9,960
MacDermid, Inc. 9.5% 4/15/17 (f)		450	451
Momentive Performance Materials, Inc.:
9.75% 12/1/14		13,605	12,857
10.125% 12/1/14 pay-in-kind (i)		6,958	6,784
11.5% 12/1/16		9,180	8,262
NOVA Chemicals Corp.:
3.7476% 11/15/13 (i)		1,030	948
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
NOVA Chemicals Corp.: - continued
6.5% 1/15/12		$ 4,615	$ 4,638
Solutia, Inc.:
7.875% 3/15/20		1,955	1,955
8.75% 11/1/17		975	1,007
Sterling Chemicals, Inc. 10.25% 4/1/15		1,440	1,411
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (b)		2,900	2,828
			55,826
Construction Materials - 0.0%
Headwaters, Inc. 11.375% 11/1/14		910	915
SOV Housing Capital PLC 5.705% 9/10/39	GBP	1,250	1,986
			2,901
Containers & Packaging - 0.5%
AEP Industries, Inc. 7.875% 3/15/13		920	906
Berry Plastics Holding Corp.:
4.4121% 9/15/14 (i)		505	434
8.875% 9/15/14		8,945	8,654
10.25% 3/1/16		3,380	2,941
BWAY Holding Co. 10% 6/15/18 (f)		2,265	2,361
Crown Cork & Seal, Inc.:
7.375% 12/15/26		3,950	3,595
7.5% 12/15/96		4,010	2,997
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12 (b)		1,035	0
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17 (b)		5,175	0
Temple-Inland, Inc.:
6.625% 1/15/16		130	133
7.875% 5/1/12		2,955	3,176
Vitro SAB de CV:
8.625% 2/1/12 (b)		24,175	11,121
9.125% 2/1/17 (b)		2,000	920
			37,238
Metals & Mining - 1.7%
Aleris International, Inc.:
6% 6/1/20 (f)		30	141
9.75% 12/15/14 pay-in-kind (b)(i)		2,510	19
CSN Islands XI Corp. 6.875% 9/21/19 (f)		5,335	5,426
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Edgen Murray Corp. 12.25% 1/15/15 (f)		$ 7,655	$ 6,468
Evraz Group SA 8.875% 4/24/13 (f)		7,150	7,293
FMG Finance Property Ltd.:
10% 9/1/13 (f)		4,270	4,505
10.625% 9/1/16 (f)		29,930	33,073
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15		3,680	3,988
8.375% 4/1/17		22,140	24,354
International Steel Group, Inc. 6.5% 4/15/14		6,710	7,183
Metinvest BV 10.25% 5/20/15 (f)		3,255	3,170
Novelis, Inc. 11.5% 2/15/15		1,010	1,081
RathGibson, Inc. 11.25% 2/15/14 (b)		2,510	38
Severstal Columbus LLC 10.25% 2/15/18 (f)		6,220	6,282
Southern Copper Corp. 6.75% 4/16/40		2,850	2,836
Teck Resources Ltd.:
9.75% 5/15/14		5,035	5,952
10.25% 5/15/16		6,415	7,570
10.75% 5/15/19		7,510	9,202
			128,581
Paper & Forest Products - 0.1%
Glatfelter 7.125% 5/1/16		510	495
NewPage Corp.:
6.5944% 5/1/12 (i)		2,460	1,624
11.375% 12/31/14		4,155	3,760
Solo Cup Co. 8.5% 2/15/14		1,770	1,589
Stone Container Corp. 8.375% 7/1/12 (b)		2,665	0
			7,468
TOTAL MATERIALS			232,014
TELECOMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 4.6%
Alestra SA de RL de CV 11.75% 8/11/14		4,095	4,361
Citizens Communications Co.:
7.875% 1/15/27		2,505	2,229
9% 8/15/31		3,545	3,288
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)		25,488	25,424
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Frontier Communications Corp.:
8.25% 4/15/17 (f)		$ 5,825	$ 5,869
8.5% 4/15/20 (f)		5,980	6,010
Global Crossing Ltd. 12% 9/15/15 (f)		15,635	16,573
Intelsat Bermuda Ltd.:
11.25% 2/4/17		38,019	38,399
12.5% 2/4/17 pay-in-kind (i)		35,836	34,144
Intelsat Corp.:
9.25% 8/15/14		4,305	4,413
9.25% 6/15/16		7,325	7,691
Intelsat Ltd. 11.25% 6/15/16		20,070	21,425
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (f)		4,920	5,068
Qwest Communications International, Inc.:
7.125% 4/1/18 (f)		5,915	5,885
7.5% 2/15/14		2,255	2,261
7.5% 2/15/14		1,310	1,313
Qwest Corp. 8.375% 5/1/16		6,780	7,441
Sprint Capital Corp.:
6.875% 11/15/28		63,020	52,307
6.9% 5/1/19		4,780	4,326
8.75% 3/15/32		53,244	50,848
U.S. West Communications:
6.875% 9/15/33		2,265	2,078
7.25% 9/15/25		420	404
7.25% 10/15/35		1,205	1,106
7.5% 6/15/23		360	345
Wind Acquisition Finance SA:
11.75% 7/15/17 (f)		27,535	28,223
12% 12/1/15 (f)		10,215	10,521
			341,952
Wireless Telecommunication Services - 2.6%
Clearwire Escrow Corp. 12% 12/1/15 (f)		3,805	3,795
Digicel Group Ltd.:
8.875% 1/15/15 (f)		19,575	18,890
9.125% 1/15/15 pay-in-kind (f)(i)		6,309	6,119
10.5% 4/15/18 (f)		18,775	19,244
12% 4/1/14 (f)		11,685	13,029
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Intelsat Jackson Holdings Ltd.:
8.5% 11/1/19 (f)		$ 3,755	$ 3,793
9.5% 6/15/16		16,115	16,880
11.5% 6/15/16		4,145	4,404
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13		17,225	17,354
8.875% 1/15/15		10,070	10,234
Millicom International Cellular SA 10% 12/1/13		19,300	19,879
Mobile Telesystems Finance SA 8% 1/28/12 (f)		2,186	2,276
MTS International Funding Ltd. 8.625% 6/22/20 (f)		2,295	2,371
Nextel Communications, Inc.:
5.95% 3/15/14		7,845	7,276
7.375% 8/1/15		4,350	4,133
NII Capital Corp. 10% 8/15/16		15,010	15,798
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)		8,885	8,041
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		10,314	9,644
Sprint Nextel Corp. 6% 12/1/16		5,280	4,739
Telecom Personal SA 9.25% 12/22/10 (f)		5,035	5,136
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		5,070	5,349
			198,384
TOTAL TELECOMMUNICATION SERVICES			540,336
UTILITIES - 1.6%
Electric Utilities - 0.5%
Chivor SA E.S.P. 9.75% 12/30/14 (f)		2,700	3,051
Empresa Distribuidora y Comercializadora Norte SA 10.5% 10/9/17		1,285	1,311
Intergen NV 9% 6/30/17 (f)		15,930	15,850
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		4,700	5,182
7.75% 1/20/20 (f)		3,085	3,378
8% 8/7/19 (f)		2,055	2,271
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
National Power Corp. 6.875% 11/2/16 (f)		$ 2,440	$ 2,684
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.25% 11/1/16 pay-in-kind (i)		1,744	1,100
			34,827
Gas Utilities - 0.3%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		3,385	3,385
Southern Natural Gas Co.:
7.35% 2/15/31		8,245	8,745
8% 3/1/32		6,265	7,111
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		5,745	5,486
			24,727
Independent Power Producers & Energy Traders - 0.6%
Energy Future Holdings Corp.:
10% 1/15/20 (f)		3,030	3,015
10.875% 11/1/17		42,715	31,609
12% 11/1/17 pay-in-kind (i)		6,431	4,050
Enron Corp.:
Series A, 8.375% 5/23/05 (b)		3,980	0
0% 11/17/08 (b)(i)		1,090	0
6.4% 7/15/06 (b)		5,595	0
6.625% 11/15/05 (b)		3,510	0
6.75% 8/1/09 (b)		880	0
6.875% 10/15/07 (b)		2,120	0
6.95% 7/15/28 (b)		1,920	0
7.125% 5/15/07 (b)		375	0
7.375% 5/15/19 (b)		2,200	0
7.875% 6/15/03 (b)		375	0
9.125% 4/1/03 (b)		80	0
9.875% 6/5/03 (b)		345	0
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (f)		2,505	2,765
7.39% 12/2/24 (f)		2,565	2,805
Tenaska Alabama Partners LP 7% 6/30/21 (f)		1,283	1,231
			45,475
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - 0.2%
NiSource Finance Corp. 10.75% 3/15/16		$ 11,340	$ 14,539
Utilicorp United, Inc. 7.95% 2/1/11 (e)		50	52
			14,591
TOTAL UTILITIES			119,620
TOTAL NONCONVERTIBLE BONDS			2,493,578
TOTAL CORPORATE BONDS (Cost $2,477,380)			2,581,338
U.S. Government and Government Agency Obligations - 23.6%

U.S. Government Agency Obligations - 3.6%
Fannie Mae:
1.125% 7/30/12		33,880	34,111
1.25% 6/22/12		71,310	72,003
Federal Home Loan Bank:
1.5% 1/16/13		11,800	11,952
1.875% 6/21/13		28,130	28,693
3.625% 10/18/13		6,640	7,115
Freddie Mac:
1.625% 4/15/13		16,000	16,246
1.75% 6/15/12		68,839	70,203
4.125% 12/21/12		3,730	4,027
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		13,560	15,873
Private Export Funding Corp. secured:
4.974% 8/15/13		2,110	2,340
5.685% 5/15/12		1,765	1,928
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		522	552
Tennessee Valley Authority 5.25% 9/15/39		5,000	5,454
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			270,497
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
U.S. Treasury Obligations - 17.6%
U.S. Treasury Bonds:
3.5% 2/15/39		$ 60,035	$ 55,898
4.25% 5/15/39		21,380	22,659
4.375% 11/15/39		2,160	2,338
4.375% 5/15/40		33,874	36,727
4.5% 5/15/38		8,900	9,839
4.5% 8/15/39		19,780	21,838
5.25% 2/15/29		26,655	32,123
7.5% 11/15/16		21,120	27,689
7.5% 11/15/24		9,329	13,545
7.875% 2/15/21		5,350	7,665
8% 11/15/21		7,600	11,062
9.875% 11/15/15		7,956	11,188
U.S. Treasury Notes:
0.75% 11/30/11		18,649	18,721
0.75% 5/31/12		42,110	42,238
0.875% 1/31/12		6,609	6,645
1% 9/30/11		12,000	12,083
1% 4/30/12		4,000	4,031
1.125% 6/30/11		5,100	5,137
1.125% 12/15/12		74,000	74,624
1.375% 2/15/13		29,766	30,164
1.5% 12/31/13		2,153	2,172
1.75% 4/15/13		79,328	81,144
1.875% 4/30/14		1,503	1,531
1.875% 6/30/15		6,929	6,959
2.375% 8/31/14		20,300	20,993
2.375% 9/30/14		22,784	23,540
2.375% 10/31/14		10,875	11,224
2.5% 3/31/15		56,676	58,748
2.5% 4/30/15		24,501	25,380
2.625% 6/30/14		8,700	9,098
2.625% 7/31/14		64,920	67,857
2.625% 4/30/16		25,590	26,308
2.75% 11/30/16		10,000	10,259
2.75% 2/15/19		14,902	14,859
3% 9/30/16		30,787	32,122
3% 2/28/17		15,000	15,581
3.125% 9/30/13		25,600	27,262
3.125% 10/31/16		81,249	85,286
3.125% 1/31/17		25,536	26,725
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 5/15/19		$ 58,215	$ 59,484
3.375% 6/30/13		22,261	23,861
3.5% 2/15/18		3,580	3,829
3.5% 5/15/20		21,870	22,912
3.625% 8/15/19		22,295	23,596
3.625% 2/15/20		17,589	18,602
3.75% 11/15/18		33,055	35,648
3.875% 5/15/18		17,084	18,684
4% 8/15/18		11,895	13,094
4.25% 11/15/17		40,210	45,202
4.5% 5/15/17		48,040	54,691
TOTAL U.S. TREASURY OBLIGATIONS			1,312,865
Other Government Related - 2.4%
Bank of America Corp. 2.1% 4/30/12 (FDIC Guaranteed) (g)		2,494	2,554
Citibank NA:
1.75% 12/28/12 (FDIC Guaranteed) (g)		8,000	8,145
1.875% 5/7/12 (FDIC Guaranteed) (g)		19,000	19,396
1.875% 6/4/12 (FDIC Guaranteed) (g)		15,000	15,305
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (g)		16,000	16,340
1.875% 11/15/12 (FDIC Guaranteed) (g)		6,141	6,272
2% 3/30/12 (FDIC Guaranteed) (g)		8,000	8,168
2.125% 7/12/12 (FDIC Guaranteed) (g)		1,406	1,443
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (g)		2,000	2,019
2% 9/28/12 (FDIC Guaranteed) (g)		22,315	22,853
2.125% 12/21/12 (FDIC Guaranteed) (g)		12,000	12,340
2.625% 12/28/12 (FDIC Guaranteed) (g)		4,680	4,865
3% 12/9/11 (FDIC Guaranteed) (g)		3,120	3,223
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (g)		19,849	20,198
JPMorgan Chase & Co.:
2.125% 6/22/12 (FDIC Guaranteed) (g)		5,220	5,356
2.2% 6/15/12 (FDIC Guaranteed) (g)		5,210	5,354
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
Other Government Related - continued
JPMorgan Chase & Co.: - continued
3.125% 12/1/11 (FDIC Guaranteed) (g)		$ 520	$ 538
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (g)		23,089	23,926
TOTAL OTHER GOVERNMENT RELATED			178,295
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,713,258)			1,761,657
U.S. Government Agency - Mortgage Securities - 2.3%

Fannie Mae - 0.9%
1.953% 9/1/33 (i)		840	863
1.985% 4/1/36 (i)		155	160
2.032% 10/1/34 (i)		1,204	1,242
2.062% 11/1/35 (i)		838	861
2.073% 2/1/35 (i)		3,114	3,202
2.09% 7/1/35 (i)		590	613
2.73% 11/1/33 (i)		187	194
2.731% 5/1/35 (i)		1,472	1,548
2.805% 7/1/35 (i)		526	548
2.889% 2/1/35 (i)		2,244	2,343
2.963% 3/1/33 (i)		241	253
2.989% 10/1/35 (i)		154	160
2.99% 11/1/36 (i)		83	87
3.018% 1/1/35 (i)		419	436
3.079% 3/1/35 (i)		14,760	15,547
3.079% 7/1/35 (i)		388	405
3.213% 7/1/35 (i)		733	754
3.221% 7/1/35 (i)		1,181	1,231
3.26% 9/1/34 (i)		723	750
3.278% 4/1/36 (i)		596	625
3.391% 4/1/35 (i)		1,037	1,085
3.542% 2/1/37 (i)		1,386	1,448
3.546% 2/1/40 (i)		16,145	16,821
3.564% 11/1/36 (i)		455	476
3.6% 6/1/47 (i)		296	310
3.697% 6/1/36 (i)		80	84
3.863% 9/1/35 (i)		1,498	1,564
3.876% 5/1/35 (i)		571	596
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (c)	Value (000s)
Fannie Mae - continued
3.882% 9/1/36 (i)		$ 553	$ 578
3.95% 10/1/37 (i)		520	543
4% 9/1/13		324	333
4.031% 8/1/35 (i)		1,373	1,450
4.162% 10/1/35 (i)		2,533	2,633
4.777% 7/1/35 (i)		532	554
5% 2/1/14 to 4/1/22		644	687
5.032% 2/1/34 (i)		712	748
5.544% 2/1/36 (i)		175	184
5.571% 4/1/36 (i)		1,060	1,110
5.707% 9/1/35 (i)		1,038	1,096
5.738% 5/1/36 (i)		223	234
5.883% 4/1/36 (i)		2,640	2,738
6% 6/1/16 to 10/1/16		193	210
6.074% 3/1/37 (i)		191	204
6.5% 5/1/12 to 9/1/32		2,587	2,854
TOTAL FANNIE MAE			70,362
Freddie Mac - 0.4%
1.791% 3/1/37 (i)		1,062	1,088
1.866% 5/1/37 (i)		179	184
1.903% 3/1/35 (i)		298	305
2.54% 6/1/33 (i)		499	518
2.613% 12/1/33 (i)		953	995
2.624% 5/1/37 (i)		1,055	1,100
2.994% 5/1/35 (i)		972	1,016
3.026% 5/1/37 (i)		1,606	1,680
3.086% 4/1/37 (i)		197	206
3.097% 10/1/35 (i)		656	683
3.188% 1/1/35 (i)		1,286	1,347
3.269% 1/1/36 (i)		1,248	1,312
3.392% 3/1/37 (i)		193	200
3.395% 7/1/35 (i)		567	590
3.558% 10/1/36 (i)		663	688
3.95% 12/1/36 (i)		2,428	2,539
4.021% 5/1/37 (i)		147	153
4.221% 4/1/34 (i)		4,399	4,545
4.439% 2/1/36 (i)		121	127
4.5% 8/1/33		491	513
4.744% 4/1/35 (i)		1,240	1,310
5.046% 1/1/37 (i)		773	815
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (c)	Value (000s)
Freddie Mac - continued
5.06% 9/1/35 (i)		$ 280	$ 292
5.09% 7/1/35 (i)		343	360
5.138% 4/1/35 (i)		52	55
5.252% 2/1/36 (i)		38	40
5.462% 6/1/37 (i)		448	468
5.515% 1/1/36 (i)		425	444
5.515% 1/1/36 (i)		132	136
5.549% 3/1/36 (i)		1,714	1,787
5.554% 10/1/35 (i)		83	88
6.009% 6/1/37 (i)		59	62
6.122% 7/1/36 (i)		230	242
6.157% 6/1/37 (i)		150	159
6.23% 8/1/37 (i)		422	449
6.458% 2/1/37 (i)		136	143
6.5% 5/1/11 to 3/1/22		3,745	4,032
7.22% 4/1/37 (i)		8	8
TOTAL FREDDIE MAC			30,679
Government National Mortgage Association - 1.0%
5.492% 4/20/60 (m)		8,036	8,908
5.5% 1/20/60 to 3/20/60 (m)		47,117	52,133
5.691% 10/20/59 (m)		11,832	13,097
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			74,138
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $170,722)			175,179
Asset-Backed Securities - 0.1%

Amstel Corp. Loan Offering BV Series 2007-1 Class B, 1.009% 3/25/17 (i)	EUR	917	976
Auto ABS Compartiment Series 2006-1 Class B, 0.894% 7/25/17 (i)	EUR	500	585
Clock Finance BV Series 2007-1:
Class B2, 0.915% 2/25/15 (i)	EUR	600	630
Class C2, 1.095% 2/25/15 (i)	EUR	300	275
Geldilux Ltd. Series 2007-TS Class C, 1.138% 9/8/14 (i)	EUR	350	333
Lambda Finance BV Series 2007-1X Class A2, 0.889% 9/20/31 (i)	EUR	379	440
Asset-Backed Securities - continued
		Principal Amount (000s) (c)	Value (000s)
Leek Finance PLC:
Series 17X Class A2A, 0.7875% 12/21/37 (i)	GBP	137	$ 199
Series 18X Class BC, 1.129% 9/21/38 (i)	EUR	600	625
Promise K 2006-1 GmbH Series I 2006-1 Class D, 1.383% 3/10/17 (i)	EUR	1,000	289
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	3,091	4,950
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	70	85
TOTAL ASSET-BACKED SECURITIES (Cost $11,623)			9,387
Collateralized Mortgage Obligations - 1.6%

Private Sponsor - 0.1%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 0.953% 2/17/52 (i)	EUR	650	756
Gracechurch Mortgage Financing PLC Series 2006-1 Class C3, 0.958% 11/20/56 (i)	EUR	1,200	1,427
Granite Mortgages PLC 0.9675% 3/20/44 (i)	GBP	257	355
Shield BV Series 1 Class C, 1.034% 1/20/14 (i)	EUR	900	1,045
TOTAL PRIVATE SPONSOR			3,583
U.S. Government Agency - 1.5%
Fannie Mae:
floater Series 2006-56 Class PF, 0.6972% 7/25/36 (i)		6,691	6,662
Series 2006-127 Class FD, 0.6272% 7/25/36 (i)		6,132	6,085
Series 2006-44 Class FK, 0.7772% 6/25/36 (i)		2,306	2,301
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2005-56 Class F, 0.6372% 7/25/35 (i)		8,874	8,790
Series 2006-50 Class BF, 0.7472% 6/25/36 (i)		7,020	6,995
Series 2006-79 Class PF, 0.7472% 8/25/36 (i)		4,588	4,563
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		109	117
Series 2003-113 Class PE, 4% 11/25/18		1,360	1,446
Series 2003-70 Class BJ, 5% 7/25/33		815	892
Series 2003-85 Class GD, 4.5% 9/25/18		2,815	3,048
Series 2004-80 Class LD, 4% 1/25/19		1,780	1,879
Series 2004-81 Class KD, 4.5% 7/25/18		2,721	2,922
Series 2005-52 Class PB, 6.5% 12/25/34		1,470	1,593
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		$ 375	$ 411
Series 2004-95 Class AN, 5.5% 1/25/25		1,217	1,318
Series 2005-117, Class JN, 4.5% 1/25/36		735	789
Series 2005-29 Class KA, 4.5% 2/25/35		3,539	3,759
Series 2006-72 Class CY, 6% 8/25/26		2,160	2,478
Series 2003-79 Class FC, 0.7972% 8/25/33 (i)		4,735	4,735
Series 2008-76 Class EF, 0.8472% 9/25/23 (i)		1,832	1,831
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		214	236
Series 2115 Class PE, 6% 1/15/14		64	67
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 0.8497% 1/15/30 (i)		1,051	1,051
Series 2630 Class FL, 0.8497% 6/15/18 (i)		92	93
Series 3346 Class FA, 0.5797% 2/15/19 (i)		7,962	7,966
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		409	443
Series 2381 Class OG, 5.5% 11/15/16		296	321
Series 2425 Class JH, 6% 3/15/17		529	576
Series 2628 Class OE, 4.5% 6/15/18		1,420	1,548
Series 2695 Class DG, 4% 10/15/18		3,475	3,701
Series 2831 Class PB, 5% 7/15/19		3,590	3,960
Series 2866 Class XE, 4% 12/15/18		5,369	5,647
Series 2996 Class MK, 5.5% 6/15/35		526	579
Series 3122 Class FE, 0.6497% 3/15/36 (i)		5,965	5,947
Series 3147 Class PF, 0.6497% 4/15/36 (i)		5,051	5,028
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		596	654
Series 2570 Class CU, 4.5% 7/15/17		127	132
Series 2572 Class HK, 4% 2/15/17		146	150
Series 2627:
Class BG, 3.25% 6/15/17		95	98
Class KP, 2.87% 12/15/16		79	81
Series 2668 Class AZ, 4% 9/15/18		2,920	3,152
Series 2860 Class CP, 4% 10/15/17		112	114
Series 2715 Class NG, 4.5% 12/15/18		1,000	1,089
Series 2863 Class DB, 4% 9/15/14		156	159
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities:
floater 0.6475% 1/20/31 (i)		$ 3,374	$ 3,378
Series 2003-42 Class FH, 0.7975% 5/20/33 (i)		1,274	1,278
Series 2004-59 Class FC, 0.6497% 8/16/34 (i)		2,501	2,493
0.6813% 8/1/60 (h)(i)(m)		2,003	2,003
TOTAL U.S. GOVERNMENT AGENCY			114,558
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $114,566)			118,141
Commercial Mortgage Securities - 0.1%

Bruntwood Alpha PLC Series 2007-1 Class A, 0.81% 1/15/17 (i)	GBP	450	571
Canary Wharf Finance II PLC Series 3MUK Class C2, 1.1644% 10/22/37 (i)	GBP	850	698
Enterprise Inns PLC 6.5% 12/6/18	GBP	670	811
European Property Capital 4 PLC Class C, 0.9347% 7/20/14 (i)	GBP	270	274
FCC Proudreed Properties Class A, 0.914% 8/18/17 (i)	EUR	505	522
German Residential Asset Note Distributor PLC Series 1 Class A, 0.884% 7/20/16 (i)	EUR	1,124	1,147
London & Regional Debt Securitisation No. 1 PLC Class A, 0.8609% 10/15/14 (i)	GBP	550	715
Opera Finance (CMH) PLC Class B, 0.944% 1/15/15 (i)	EUR	850	634
REC Plantation Place Ltd. Series 5 Class A, 0.8938% 7/25/16 (Reg. S) (i)	GBP	779	989
Silver Maple Investment Co. Ltd. Class 2A, 0.814% 4/30/14 (i)	EUR	700	803
Skyline BV Series 2007-1 Class D, 1.452% 7/22/43 (i)	EUR	1,000	658
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $11,167)			7,822
Foreign Government and Government Agency Obligations - 22.1%

Arab Republic of Egypt:
5.75% 4/29/20 (f)		2,870	2,884
6.875% 4/30/40 (f)		1,735	1,683
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		8,844	5,948
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)	Value (000s)
Argentine Republic: - continued
par 2.5% 12/31/38 (e)		$ 7,340	$ 2,606
0.389% 8/3/12 (i)		3,353	3,081
7% 3/28/11		106,655	105,136
7% 9/12/13		74,030	64,431
Bahamian Republic 6.95% 11/20/29 (f)		2,760	2,760
Banco Central del Uruguay:
value recovery A rights 1/2/21 (l)		1,250,000	0
value recovery B rights 1/2/21 (l)		1,250,000	0
Barbados Government 7.25% 12/15/21 (f)		3,145	3,334
Brazilian Federative Republic:
6% 9/15/13		1,283	1,344
8.25% 1/20/34		1,850	2,442
8.75% 2/4/25		2,084	2,824
11% 8/17/40		7,880	10,579
12.25% 3/6/30		2,950	5,163
12.5% 1/5/22	BRL	8,240	5,168
Canadian Government:
2.5% 6/1/15	CAD	82,700	78,307
3.5% 6/1/20	CAD	58,100	56,504
5% 6/1/37	CAD	23,150	26,759
Cayman Island Government 5.95% 11/24/19 (f)		1,770	1,770
Central Bank of Nigeria warrants 11/15/20 (a)(l)		2,750	495
Colombian Republic:
7.375% 9/18/37		4,750	5,569
10.375% 1/28/33		2,000	2,900
11.75% 2/25/20		1,970	2,921
Congo Republic 3% 6/30/29 (e)		14,744	7,814
Croatia Republic 6.75% 11/5/19 (f)		2,540	2,634
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (f)		2,695	2,769
8.25% 10/24/12 (f)		3,705	3,946
Dominican Republic:
1.5704% 8/30/24 (i)		4,383	3,594
7.5% 5/6/21 (f)		3,965	4,084
9.04% 1/23/18 (f)		3,552	3,943
Ecuador Republic 5% 2/28/25		1,450	928
El Salvador Republic:
7.375% 12/1/19 (f)		2,040	2,224
7.65% 6/15/35 (Reg. S)		2,595	2,751
7.75% 1/24/23 (Reg. S)		1,489	1,630
8.25% 4/10/32 (Reg. S)		1,137	1,251
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
Finnish Government 3.375% 4/15/20	EUR	5,500	$ 7,024
French Republic:
OAT:
3.5% 4/25/20	EUR	48,075	60,907
4.5% 4/25/41	EUR	14,825	20,678
2% 7/12/15	EUR	41,450	50,722
4% 4/25/60	EUR	5,350	6,999
Gabonese Republic 8.2% 12/12/17 (f)		4,850	5,147
Georgia Republic 7.5% 4/15/13		5,290	5,475
German Federal Republic:
1.25% 9/16/11	EUR	1,300	1,604
2.25% 4/10/15	EUR	45,500	57,658
3% 7/4/20	EUR	30,550	38,784
3.5% 4/8/11	EUR	16,100	20,144
4.75% 7/4/40	EUR	20,625	32,264
Ghana Republic:
8.5% 10/4/17 (f)		5,305	5,570
14.99% 3/11/13	GHS	2,350	1,610
Hungarian Republic 6.25% 1/29/20		3,545	3,474
Indonesian Republic:
5.875% 3/13/20 (f)		5,345	5,633
6.625% 2/17/37 (f)		4,215	4,426
6.875% 3/9/17 (f)		2,225	2,509
6.875% 1/17/18 (f)		4,875	5,497
7.75% 1/17/38 (f)		4,080	4,814
8.5% 10/12/35 (Reg. S)		4,385	5,525
11.625% 3/4/19 (f)		3,470	4,979
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		11,555	10,746
Italian Republic:
3.5% 6/1/14	EUR	26,100	32,781
3.75% 8/1/15	EUR	19,100	24,148
4% 9/1/20	EUR	21,700	26,371
4.25% 8/1/13	EUR	14,100	18,123
4.25% 3/1/20	EUR	27,350	33,992
5% 9/1/40	EUR	22,000	26,791
Japan Government:
0.4% 5/15/11	JPY	8,153,500	92,438
1.3% 6/20/20	JPY	2,720,000	31,384
2.1% 9/20/29	JPY	2,330,000	27,585
2.2% 9/20/39	JPY	1,680,000	20,114
Lithuanian Republic:
6.75% 1/15/15 (f)		2,560	2,678
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
Lithuanian Republic: - continued
7.375% 2/11/20 (f)		$ 3,280	$ 3,441
Ontario Province 4.4% 6/2/19	CAD	9,000	8,792
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (f)		1,710	1,988
Peruvian Republic:
3% 3/7/27 (e)		1,425	1,179
7.35% 7/21/25		2,385	2,858
Philippine Republic:
6.5% 1/20/20		2,630	2,893
9.5% 2/2/30		1,990	2,691
10.625% 3/16/25		1,830	2,640
Polish Government 5% 10/19/15		1,045	1,099
Republic of Iraq 5.8% 1/15/28 (Reg. S)		8,300	6,723
Republic of Serbia 6.75% 11/1/24 (f)		17,497	16,753
Russian Federation:
3.625% 4/29/15 (f)		1,500	1,453
5% 4/29/20 (f)		7,200	6,975
7.5% 3/31/30 (Reg. S)		55,568	62,722
12.75% 6/24/28 (Reg. S)		7,840	13,132
Turkish Republic:
5.625% 3/30/21		2,850	2,814
6.75% 4/3/18		5,225	5,721
6.75% 5/30/40		3,940	3,952
6.875% 3/17/36		11,125	11,487
7% 9/26/16		6,445	7,178
7.25% 3/15/15		890	995
7.25% 3/5/38		7,325	7,856
7.375% 2/5/25		12,520	14,070
7.5% 7/14/17		6,360	7,250
11.875% 1/15/30		2,305	3,726
UK Treasury GILT:
2.75% 1/22/15	GBP	11,450	17,607
4% 9/7/16	GBP	360	583
4.25% 12/7/40	GBP	25,850	39,039
4.5% 9/7/34	GBP	35,000	54,692
4.75% 3/7/20	GBP	22,850	38,051
Ukraine Cabinet of Ministers 6.875% 3/4/11 (Reg. S)		16,850	16,850
Ukraine Government:
6.385% 6/26/12 (f)		1,590	1,574
6.75% 11/14/17 (f)		5,205	4,828
United Mexican States:
5.125% 1/15/20		2,850	2,985
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
United Mexican States: - continued
5.625% 1/15/17		$ 2,980	$ 3,278
6.05% 1/11/40		2,866	3,024
7.5% 4/8/33		1,520	1,900
8.3% 8/15/31		1,435	1,930
Uruguay Republic:
6.875% 9/28/25		1,505	1,678
8% 11/18/22		6,629	7,988
Venezuelan Republic:
oil recovery rights 4/15/20 (l)		1,250	31
1.3072% 4/20/11 (Reg. S) (i)		32,935	30,465
5.375% 8/7/10 (Reg. S)		25,500	25,309
7% 3/31/38		3,720	1,953
8.5% 10/8/14		5,260	4,103
9% 5/7/23 (Reg. S)		18,115	11,231
9.25% 9/15/27		12,090	8,312
9.375% 1/13/34		4,565	2,853
10.75% 9/19/13		13,960	12,285
13.625% 8/15/18		15,475	13,541
Vietnamese Socialist Republic:
1.2103% 3/12/16 (i)		1,495	1,330
4% 3/12/28 (e)		10,449	8,568
6.75% 1/29/20 (f)		3,770	3,883
6.875% 1/15/16 (f)		2,125	2,258
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,611,508)			1,653,287
Supranational Obligations - 0.1%

Eurasian Development Bank 7.375% 9/29/14 (f)		4,875	5,058
European Investment Bank 11.25% 12/2/11 (f)	ZMK	10,400,000	2,090
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $7,157)			7,148
Common Stocks - 0.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Intermet Corp. (a)(n)	156,879	$ 0
Remy International, Inc. (a)	57,470	575
		575
Media - 0.3%
Charter Communications, Inc. Class A (a)	90,760	3,204
Haights Cross Communications, Inc. (a)	13,227	98
Haights Cross Communications, Inc. warrants 3/11/13 (a)	18,370	51
HMH Holdings, Inc. (a)(n)	2,184,861	12,563
HMH Holdings, Inc. warrants 3/9/17 (a)	532,267	266
RDA Holding Co. (a)	232,362	4,647
RDA Holding Co. warrants 2/19/14 (a)(n)	8,635	0
SuperMedia, Inc. (a)	5,871	107
		20,936
TOTAL CONSUMER DISCRETIONARY		21,511
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,280	6
Airlines - 0.1%
Delta Air Lines, Inc. (a)	754,179	8,862
Building Products - 0.1%
Nortek, Inc. (a)	222,792	9,357
Nortek, Inc. warrants 12/7/14 (a)	6,267	13
		9,370
Marine - 0.0%
US Shipping Partners Corp. (a)	10,813	0
US Shipping Partners Corp. warrants 12/31/29 (a)	101,237	0
		0
TOTAL INDUSTRIALS		18,238
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(n)	742,300	0
MagnaChip Semiconductor LLC (a)	357,558	50
Spansion, Inc. Class A (a)	154,519	2,520
		2,570
MATERIALS - 0.4%
Chemicals - 0.3%
Celanese Corp. Class A	11,718	292
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Georgia Gulf Corp. (a)	490,852	$ 6,548
LyondellBasell Industries NV:
Class A (a)	418,854	6,764
Class B (a)	383,789	6,198
		19,802
Containers & Packaging - 0.1%
Constar International, Inc. (a)	26,550	208
Smurfit-Stone Container Enterprises, Inc. (a)	280,159	6,934
		7,142
Metals & Mining - 0.0%
Aleris International, Inc. (a)(n)	34,504	1,208
Rathgibson Acquisition Co. LLC Class A (a)(n)	121,800	1,134
		2,342
TOTAL MATERIALS		29,286
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	6,687	123
TOTAL COMMON STOCKS (Cost $107,733)		71,728
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 4.50%	6,790	519
Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
GMAC, Inc. 7.00% (f)	18,982	14,711
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00% (a)	122	$ 0
TOTAL NONCONVERTIBLE PREFERRED STOCKS		14,711
TOTAL PREFERRED STOCKS (Cost $10,587)		15,230
Floating Rate Loans - 5.5%
	Principal Amount (000s) (c)
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.3%
Visteon Corp. term loan 4.426% 6/13/13 (b)(i)	$ 16,305	17,446
Automobiles - 0.0%
AM General LLC:
Credit-Linked Deposit 3.3472% 9/30/12 (i)	33	29
Tranche B, term loan 3.4472% 9/30/13 (i)	629	553
		582
Diversified Consumer Services - 0.2%
ServiceMaster Co.:
term loan 2.8946% 7/24/14 (i)	4,966	4,519
Tranche DD, term loan 2.85% 7/24/14 (i)	511	465
Thomson Learning Tranche B, term loan 3.03% 7/5/14 (i)	10,104	8,689
		13,673
Hotels, Restaurants & Leisure - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 2.2602% 2/16/14 (b)(i)	131	98
Las Vegas Sands LLC:
term loan 2.1% 5/23/14 (i)	115	102
Tranche B, term loan 2.05% 5/23/14 (i)	569	504
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.8202% 6/14/13 (i)	36	31
term loan 2.8798% 6/14/14 (i)	374	320
		1,055
Media - 0.8%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.35% 3/6/14 (i)	27,873	25,819
Floating Rate Loans - continued
	Principal Amount (000s) (c)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 5.6009% 6/12/14 (i)	$ 21,297	$ 19,274
Idearc, Inc. term loan 11% 12/31/15 (i)	1,185	1,019
Univision Communications, Inc. Tranche 1LN, term loan 2.5972% 9/29/14 (i)	17,350	14,400
		60,512
Specialty Retail - 0.4%
Burlington Coat Factory Warehouse Corp. term loan 2.6655% 5/28/13 (i)	5,261	4,906
Michaels Stores, Inc.:
Tranche B1, term loan 2.7606% 10/31/13 (i)	7,602	7,089
Tranche B2, term loan 5.0106% 7/31/16 (i)	18,554	17,858
		29,853
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. term loan 2.5972% 4/4/14 (i)	1,245	1,145
TOTAL CONSUMER DISCRETIONARY		124,266
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Venoco, Inc. Tranche 2LN, term loan 4.375% 5/7/14 (i)	342	301
FINANCIALS - 0.7%
Commercial Banks - 0.1%
CIT Group, Inc.:
term loan 13% 1/20/12 (i)	1,224	1,263
Tranche A, term loan 9.5% 1/20/12 (i)	5,981	6,101
		7,364
Diversified Financial Services - 0.1%
Clear Channel Capital I LLC Tranche B, term loan 3.9972% 1/29/16 (i)	12,280	9,394
MGM Holdings II, Inc. Tranche B, term loan 20.5% 4/8/12 (b)(i)	3,138	1,412
		10,806
Real Estate Management & Development - 0.5%
Realogy Corp.:
Credit-Linked Deposit 3.2013% 10/10/13 (i)	2,622	2,262
Tranche 2LN, term loan 13.5% 10/15/17	11,205	11,653
Floating Rate Loans - continued
	Principal Amount (000s) (c)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.: - continued
Tranche B, term loan 3.2915% 10/10/13 (i)	$ 9,740	$ 8,401
Tranche DD, term loan 3.2927% 10/10/13 (i)	18,448	15,497
		37,813
TOTAL FINANCIALS		55,983
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.5972% 4/10/14 (i)	1,610	1,425
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 6.2878% 2/21/13 (i)	83	78
Tranche 2LN, term loan 10.5378% 2/21/14 (i)	130	111
Wesco Aircraft Hardware Corp. Tranche 2LN, term loan 6.1% 3/28/14 (i)	60	57
		246
Airlines - 0.4%
Delta Air Lines, Inc.:
Tranche 1LN, term loan 8.75% 9/27/13 (i)	412	413
Tranche 2LN, term loan 3.5478% 4/30/14 (i)	8,198	7,296
Northwest Airlines Corp. Tranche A, term loan 2.29% 12/31/18 (i)	9,144	7,498
United Air Lines, Inc. Tranche B, term loan 2.3572% 2/1/14 (i)	10,114	8,774
US Airways Group, Inc. term loan 2.8128% 3/23/14 (i)	7,733	6,109
		30,090
Commercial Services & Supplies - 0.1%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.45% 2/7/15 (i)	590	516
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (i)	5,140	5,089
Tranche 2LN, term loan 7% 3/17/16 (i)	3,770	3,723
		9,328
Industrial Conglomerates - 0.1%
Sequa Corp. term loan 3.5651% 12/3/14 (i)	10,588	9,582
Floating Rate Loans - continued
	Principal Amount (000s) (c)	Value (000s)
INDUSTRIALS - continued
Machinery - 0.1%
Dresser, Inc. Tranche 2LN, term loan 6.1951% 5/4/15 pay-in-kind (i)	$ 3,640	$ 3,349
Road & Rail - 0.2%
Swift Transportation Co., Inc. term loan 8.25% 5/10/14 (i)	16,233	14,975
Trading Companies & Distributors - 0.0%
Neff Corp. Tranche 2LN, term loan 3.7844% 11/30/14 (b)(i)	730	131
TOTAL INDUSTRIALS		67,701
INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
Tranche B A1, term loan 2.5528% 10/1/14 (i)	1,023	949
Tranche B A2, term loan 2.5972% 10/1/14 (i)	89	83
Tranche B A3, term loan 2.6038% 10/1/14 (i)	104	96
Tranche B-A, term loan 2.5417% 10/1/14 (i)	3,561	3,303
Tranche B-B, term loan 2.5409% 10/1/12 (i)	2,881	2,744
		7,175
Semiconductors & Semiconductor Equipment - 0.4%
Freescale Semiconductor, Inc. term loan 4.6038% 12/1/16 (i)	18,716	16,423
Spansion, Inc. term loan 7.5% 2/1/15 (i)	10,354	10,225
		26,648
Software - 0.1%
Kronos, Inc.:
Tranche 1LN, term loan 2.5334% 6/11/14 (i)	9,867	9,373
Tranche 2LN, term loan 6.2834% 6/11/15 (i)	1,495	1,390
Open Solutions, Inc. term loan 2.445% 1/23/14 (i)	213	185
		10,948
TOTAL INFORMATION TECHNOLOGY		44,771
MATERIALS - 0.4%
Chemicals - 0.2%
Chemtura Corp. term loan 6% 2/1/11 (i)	1,190	1,184
Momentive Performance Materials, Inc. Tranche B1, term loan 2.625% 12/4/13 (i)	17,849	15,975
Floating Rate Loans - continued
	Principal Amount (000s) (c)	Value (000s)
MATERIALS - continued
Chemicals - continued
Tronox Worldwide LLC:
Tranche B 1LN, term loan 9% 9/20/10 (i)	$ 1,147	$ 1,163
Tranche B 2LN, term loan 9% 9/20/10 (i)	308	312
		18,634
Containers & Packaging - 0.2%
Berry Plastics Holding Corp. Tranche C, term loan 2.3497% 4/3/15 (i)	15,026	13,298
Metals & Mining - 0.0%
Aleris International, Inc. Tranche B 1LN, term loan 4.25% 12/19/13 (b)(i)	571	1
Paper & Forest Products - 0.0%
White Birch Paper Co.:
term loan 12% 12/1/10 (i)	254	252
Tranche 1LN, term loan 7% 5/8/14 (b)(i)	1,229	123
Tranche DD, term loan 5.884% 12/1/10 (i)(o)	88	87
		462
TOTAL MATERIALS		32,395
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Wind Telecomunicazioni SpA:
Tranche 2LN, term loan 7.6577% 3/21/15 (i)	3,490	3,473
Tranche B 1LN, term loan 3.6577% 5/26/13 (i)	1,565	1,534
Tranche C 1LN, term loan 4.6577% 5/26/14 (i)	1,565	1,534
		6,541
Wireless Telecommunication Services - 0.2%
Digicel International Finance Ltd. term loan 3.0625% 3/30/12 (i)	1,128	1,083
Intelsat Jackson Holdings Ltd. term loan 3.2915% 2/1/14 (i)	13,640	12,549
		13,632
TOTAL TELECOMMUNICATION SERVICES		20,173
Floating Rate Loans - continued
	Principal Amount (000s) (c)	Value (000s)
UTILITIES - 0.9%
Electric Utilities - 0.9%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.8509% 10/10/14 (i)	$ 20,853	$ 15,379
Tranche B2, term loan 3.9754% 10/10/14 (i)	25,682	18,876
Tranche B3, term loan 3.8509% 10/10/14 (i)	40,586	29,628
		63,883
TOTAL FLOATING RATE LOANS (Cost $378,214)		410,898
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation - Citibank 1.4375% 12/14/19 (i) (Cost $4,190)	5,648	4,971
Fixed-Income Funds - 3.3%
	Shares
Fidelity Floating Rate Central Fund (j) (Cost $200,749)	2,603,173	243,475
Preferred Securities - 0.6%
	Principal Amount (000s) (c)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%	$ 15,060	15,335
Net Servicos de Comunicacao SA 9.25% (f)	12,405	12,542
		27,877
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Pemex Project Funding Master Trust 7.75%	15,874	15,944
TOTAL PREFERRED SECURITIES (Cost $43,085)		43,821
Other - 0.0%
	Principal Amount (000s) (c)	Value (000s)
Other - 0.0%
Delta Air Lines ALPA Claim (a)	7,500	$ 150
Idearc, Inc. Claim (a)	1,396	0
TOTAL OTHER (Cost $82)		150
Money Market Funds - 3.8%
	Shares
Fidelity Cash Central Fund, 0.20% (k) (Cost $282,329)	282,329,058	282,329
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $7,144,350)		7,386,561
NET OTHER ASSETS (LIABILITIES) - 1.1%		79,701
NET ASSETS - 100%		$ 7,466,262
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.73% with Credit Suisse First Boston	April 2038	$ 5,000	$ (964)
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
GHS	-	Ghana cedi
JPY	-	Japanese yen
RUB	-	Russian ruble
ZMK	-	Zambian kwacha
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,022,316,000 or 13.7% of net assets.

(g) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $178,295,000 or 2.4% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(l) Quantity represents share amount.
(m) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,905,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,207
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
HMH Holdings, Inc.	5/2/08-3/19/10	$ 34,978
Intermet Corp.	1/7/05-1/13/05	$ 2,971
Rathgibson Acquisition Co. LLC Class A	6/9/10	$ 646
RDA Holding Co. warrants 2/19/14	2/27/07	$ 2,710

(o) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $54,000 and $53,000, respectively.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 306
Fidelity Floating Rate Central Fund	4,782
Total	$ 5,088
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 325,838	$ 24,013	$ 108,004	$ 243,475	8.9%
Total	$ 325,838	$ 24,013	$ 108,004	$ 243,475
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 21,511	$ 3,311	$ 17,210	$ 990
Energy	519	-	519	-
Financials	14,711	-	14,711	-
Industrials	18,238	18,219	13	6
Information Technology	2,570	2,520	-	50
Materials	29,286	26,944	1,208	1,134
Telecommunication Services	-	-	-	-
Utilities	123	123	-	-
Corporate Bonds	2,581,338	-	2,576,863	4,475
U.S. Government and Government Agency Obligations	1,761,657	-	1,761,657	-
U.S. Government Agency - Mortgage Securities	175,179	-	175,179	-
Asset-Backed Securities	9,387	-	9,098	289
Collateralized Mortgage Obligations	118,141	-	118,141	-
Commercial Mortgage Securities	7,822	-	7,251	571
Foreign Government and Government Agency Obligations	1,653,287	-	1,652,108	1,179
Supranational Obligations	7,148	-	7,148	-
Floating Rate Loans	410,898	-	410,897	1
Sovereign Loan Participations	4,971	-	4,971	-
Fixed-Income Funds	243,475	243,475	-	-
Preferred Securities	43,821	-	43,821	-
Other	150	-	-	150
Money Market Funds	282,329	282,329	-	-
Total Investments in Securities:	$ 7,386,561	$ 576,921	$ 6,800,795	$ 8,845
Other Information - continued
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Liabilities
Swap Agreements	$ (964)	$ -	$ (964)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 11,186
Total Realized Gain (Loss)	2
Total Unrealized Gain (Loss)	1,669
Cost of Purchases	1,073
Proceeds of Sales	(994)
Amortization/Accretion	188
Transfers in to Level 3	5,308
Transfers out of Level 3	(9,587)
Ending Balance	$ 8,845
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ 1,669

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Swap Agreements	$ -	$ (964)
Total Interest Rate Risk (a)	$ -	$ (964)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Other Information - continued
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	66.0%
Bermuda	3.2%
Canada	3.1%
Argentina	2.8%
United Kingdom	2.5%
Japan	2.3%
Italy	2.3%
Germany	2.2%
France	2.0%
Venezuela	1.8%
Luxembourg	1.3%
Netherlands	1.3%
Russia	1.1%
Turkey	1.0%
Others (Individually Less Than 1%)	7.1%
100.0%
The information in the above table is based on the combined investments of the fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $7,344,000 all of which will expire on December 31, 2016. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending December 31, 2010 approximately $9,398,000 of losses recognized during the period November 1, 2009 to December 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,661,272)	$ 6,860,757
Fidelity Central Funds (cost $483,078)	525,804
Total Investments (cost $7,144,350)		$ 7,386,561
Cash		3,734
Foreign currency held at value (cost $35)		35
Receivable for investments sold		241,111
Receivable for fund shares sold		7,279
Dividends receivable		2
Interest receivable		92,206
Distributions receivable from Fidelity Central Funds		874
Other receivables		56
Total assets		7,731,858

Liabilities
Payable for investments purchased Regular delivery	$ 248,720
Delayed delivery	2,003
Payable for fund shares redeemed	6,390
Distributions payable	3,039
Unrealized depreciation on swap agreements	964
Accrued management fee	3,497
Other affiliated payables	831
Other payables and accrued expenses	152
Total liabilities		265,596

Net Assets		$ 7,466,262
Net Assets consist of:
Paid in capital		$ 7,150,931
Undistributed net investment income		101,709
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(27,347)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		240,969
Net Assets, for 686,778 shares outstanding		$ 7,466,262
Net Asset Value, offering price and redemption price per share ($7,466,262 ÷ 686,778 shares)		$ 10.87

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2010

Investment Income
Dividends		$ 2,570
Interest		218,305
Income from Fidelity Central Funds		5,088
Total income		225,963

Expenses
Management fee	$ 21,012
Transfer agent fees	4,230
Accounting fees and expenses	733
Custodian fees and expenses	188
Independent trustees' compensation	13
Registration fees	184
Audit	81
Legal	47
Miscellaneous	48
Total expenses before reductions	26,536
Expense reductions	(2)	26,534
Net investment income		199,429
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,400
Fidelity Central Funds	(4,329)
Foreign currency transactions	(1,513)
Swap agreements	(1,655)
Total net realized gain (loss)		7,903
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,097)
Assets and liabilities in foreign currencies	(62)
Swap agreements	112
Total change in net unrealized appreciation (depreciation)		(2,047)
Net gain (loss)		5,856
Net increase (decrease) in net assets resulting from operations		$ 205,285

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 199,429	$ 350,461
Net realized gain (loss)	7,903	118,436
Change in net unrealized appreciation (depreciation)	(2,047)	1,019,216
Net increase (decrease) in net assets resulting from operations	205,285	1,488,113
Distributions to shareholders from net investment income	(164,539)	(298,152)
Distributions to shareholders from net realized gain	(6,662)	(52,987)
Total distributions	(171,201)	(351,139)
Share transactions Proceeds from sales of shares	1,383,995	2,940,241
Reinvestment of distributions	152,111	311,943
Cost of shares redeemed	(1,333,050)	(1,348,767)
Net increase (decrease) in net assets resulting from share transactions	203,056	1,903,417
Total increase (decrease) in net assets	237,140	3,040,391

Net Assets
Beginning of period	7,229,122	4,188,731
End of period (including undistributed net investment income of $101,709 and undistributed net investment income of $66,819, respectively)	$ 7,466,262	$ 7,229,122
Other Information Shares
Sold	126,818	294,105
Issued in reinvestment of distributions	13,964	30,974
Redeemed	(122,607)	(136,776)
Net increase (decrease)	18,175	188,303

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30,	Years ended December 31,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 8.72	$ 10.48	$ 10.64	$ 10.43	$ 10.77
Income from Investment Operations
Net investment income D	.293	.626	.583	.594	.575	.551
Net realized and unrealized gain (loss)	.019	2.074	(1.726)	(.032)	.251	(.227)
Total from investment operations	.312	2.700	(1.143)	.562	.826	.324
Distributions from net investment income	(.242)	(.530)	(.557)	(.584)	(.556)	(.544)
Distributions from net realized gain	(.010)	(.080)	(.060)	(.138)	(.060)	(.120)
Total distributions	(.252)	(.610)	(.617)	(.722)	(.616)	(.664)
Net asset value, end of period	$ 10.87	$ 10.81	$ 8.72	$ 10.48	$ 10.64	$ 10.43
Total Return B,C	2.90%	31.77%	(11.37)%	5.44%	8.15%	3.12%
Ratios to Average Net Assets E,G
Expenses before reductions	.72% A	.74%	.73%	.73%	.75%	.75%
Expenses net of fee waivers, if any	.72% A	.74%	.73%	.73%	.75%	.75%
Expenses net of all reductions	.72% A	.74%	.73%	.73%	.75%	.75%
Net investment income	5.42% A	6.33%	5.89%	5.61%	5.49%	5.23%
Supplemental Data
Net assets, end of period (in millions)	$ 7,466	$ 7,229	$ 4,189	$ 5,257	$ 4,247	$ 3,462
Portfolio turnover rate F	232% A	202%	255%	140%	80%	119%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Strategic Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates) and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs)and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 511,748
Gross unrealized depreciation	(196,638)
Net unrealized appreciation (depreciation)	$ 315,110
Tax cost	$ 7,071,451

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments, including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the

Semiannual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund's custodian bank and, if required, is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swap Agreements	$ (1,655)	$ 112
Totals (a) (b)	$ (1,655)	$ 112

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) Total derivatives change in net unrealized appreciation (depreciation) included in the Statement of Operations is comprised of $112 for swap agreements.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss may include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $5,685,708 and $5,382,338, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .11% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14

Semiannual Report

8. Committed Line of Credit - continued

and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social, or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generated, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Strategic Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Income Fund (a fund of Fidelity School Street Trust) at June 30, 2010, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2010 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 20, 2010

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

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Colorado

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Delaware

400 Delaware Avenue
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Florida

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2948 N. Federal Highway
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8880 Tamiami Trail, North
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230 Royal Palm Way
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3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

FIL Investments (Japan) Limited

Fidelity Investments Money Management Investments, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

FSN-USAN-0810
1.787791.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity School Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 2, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 2, 2010